UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS
               (Exact name of registrant as specified in charter)

                                452 FIFTH AVENUE
                               NEW YORK, NY 10018
               (Address of principal executive offices) (Zip code)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2007

                    Date of reporting period: April 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.



                               Semi Annual Report

                        HSBC Investor LIFELine Funds(TM)

                                              APRIL 30, 2007

                                              HSBC INVESTOR AGGRESSIVE
                                              GROWTH STRATEGY FUND
           LIFELine
                                              HSBC INVESTOR GROWTH
         It's simple.                         STRATEGY FUND

          It's easy.                          HSBC INVESTOR MODERATE
                                              GROWTH STRATEGY FUND
        It's affordable
                                              HSBC INVESTOR CONSERVATIVE
                                              GROWTH STRATEGY FUND

                                              HSBC INVESTOR
                                              CONSERVATIVE INCOME
                                              STRATEGY FUND

                          HSBC INVESTOR LIFELINE FUNDS

                                   [HSBC LOGO]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

HSBC INVESTOR LIFELINE FUNDS
SEMI-ANNUAL REPORT - APRIL 30, 2007

Chairman's Message ........................................................    1

Commentary from the Investment Manager ....................................    2

Portfolio Reviews. ........................................................    3

Statements of Assets and Liabilities ......................................   20

Statements of Operations ..................................................   21

Statements of Changes in Net Assets .......................................   22

Financial Highlights ......................................................   28

Notes to Financial Statements .............................................   33

Table of Shareholder Expenses .............................................   38

HSBC INVESTOR PORTFOLIOS

Schedules of Portfolio Investments

   HSBC Investor Core Plus Fixed Income Portfolio .........................   40

   HSBC Investor High Yield Fixed Income Portfolio ........................   43

   HSBC Investor Intermediate Duration Fixed Income Portfolio .............   47

   HSBC Investor Growth Portfolio .........................................   49

   HSBC Investor International Equity Portfolio ...........................   51

   HSBC Investor Opportunity Portfolio ....................................   54

   HSBC Investor Value Portfolio ..........................................   56

Statements of Assets and Liabilities ......................................   57

Statements of Operations ..................................................   59

Statements of Changes in Net Assets .......................................   61

Financial Highlights ......................................................   65

Notes to Financial Statements .............................................   66

Investment Adviser Contract Approval ......................................   73

Table of Shareholder Expenses .............................................   74

--------------------------------------------------------------------------------
CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

As part of its ongoing responsibilities, the Board of Trustees closely monitors the performance of the Funds' Adviser, HSBC Investments, and the Funds' various sub-advisers. HSBC Investments, through its Multimanager unit, recommends sub-advisers for the equity funds based on their investment philosophy, performance record and adherence to a stated style discipline. While each Fund's performance is reviewed at the quarterly board meetings, the Board also meets in person with representatives from the Adviser at each meeting and from each of the sub-advisers during the year. Typically, one or two of the sub-advisers attend each quarterly board meeting to discuss their investment style, outlook and performance. The questions the Board asks relate to how the sub-adviser makes decisions about buying and selling, how they communicate internally and externally and how closely they adhere to their stated investment philosophy. HSBC Multimanager periodically visits each sub-adviser for the equity funds to perform due diligence and maintain a relationship that will result in the most efficient and complete information.

Good communication does not guarantee good performance, however. While the sub-advisers under contract are closely monitored, HSBC Multimanager also tracks alternative managers in each equity discipline in order to provide a current, industry-specific comparison. If necessary, a sub-adviser may be replaced, but not until all significant factors are weighed--including balancing an investment track record against the cost of changing the sub-adviser.

When HSBC Multimanager reports this extensive information at quarterly meetings (or between meetings if necessary), the Board can then make a decision about how well the sub-advisers are performing on behalf of the shareholders.

In the investment arena good communication is essential. This philosophy applies to communication between the shareholders and the Board as well. Please do not hesitate to contact me to discuss how we can best serve your needs.

Sincerely,

/s/ Larry M.Robbins

Larry M. Robbins, Chairman, HSBC Investor Funds

1     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                          COMMENTARY FROM THE INVESTMENT MANAGER
--------------------------------------------------------------------------------

HSBC INVESTMENTS (USA) INC.

U.S. ECONOMIC REVIEW

The U.S. economy slowed but continued to expand during the six-month period between November 1, 2006 and April 30, 2007. A substantial decline in the residential housing market weakened growth, as did slowing business capital investment. Likewise, a decline in global industrial activity, which stemmed from a worldwide inventory correction, created a headwind for the U.S. economy.

Resilient consumer spending buttressed U.S. GDP growth, however. Employment and wage growth strengthened, allowing consumers to increase spending despite the housing slump. Declines in energy and commodity prices during the early months of this period also supported solid consumer spending, but that trend reversed itself later in the period.

The Federal Reserve maintained its target Federal Funds rate at 5.25% throughout the six-month period. Inflation gradually softened, but remained slightly above the Fed's comfort zone. The policy-setting board held a bias in favor of raising interest rates between November and March, because its members believed that inflation posed a greater threat than recession to the health of the economy. Inflationary pressures appeared to ease as the economy slowed, however. The Fed in March removed its tightening bias, and stated that the chance of recession appeared as dangerous as the possibility of higher inflation.

Mortgage defaults among borrowers with poor credit records rose considerably during the early months of 2007. That development led mortgage lenders to tighten credit requirements, and raised concerns that weakness in the "sub-prime" market could spill over to the rest of the financial system. Such worries appeared unfounded as of the end of the period, however.

Global economic growth remained strong. The U.S. dollar weakened against most foreign currencies during much of the period, but later strengthened. Strong growth in China and other developing markets supported rising prices for commodities.

MARKET REVIEW

Stocks generated strong gains during the period under review. The S&P 500 returned 8.60%, while the Russell 2000 Index of small-company stocks gained 6.86% and the MSCI EAFE Index of foreign equities returned 15.68%.

Corporations produced healthy profit growth, continuing a multi-year trend, but the growth rate of corporate profits slowed from the torrid pace of recent years. Corporations meanwhile retained exceptionally healthy balance sheets. Companies' large cash surpluses allowed them to take a variety of shareholder-friendly actions, such as boosting dividends, buying back shares and engaging in mergers and acquisitions. The latter trend was especially powerful during this period. Private equity firms in particular dramatically accelerated their purchases of public firms--a trend that led to higher stock prices for acquired companies and also boosted the overall market by reducing the supply of outstanding equities available to investors.

The stock market endured a substantial correction in late February. Investors worried that rising defaults on sub-prime mortgages could weaken the overall financial system. Signs of rising inflation and slower-than-expected economic growth also contributed to the sell-off, while a sudden drop in Asian markets appeared to make investors nervous as well. The S&P 500 fell 3.5% on February 27, its largest one-day percentage drop in almost four years.

Value stocks generally outperformed growth stocks by a small margin. Value stocks' market leadership may reflect the fact that private equity investors generally seek characteristics that value shares are more likely to offer, such as strong cash flows, high dividend payouts and attractive valuations.

All sectors of the economy contributed to the market's gains. Shares of utilities, telecommunications, energy and materials stocks turned in some of the period's strongest returns. Financial stocks were weak, due largely to the fallout from the sub-prime mortgage crisis. Consumer discretionary shares also lagged the broad market, as investors anticipated that the housing slump and relatively high energy prices would take a toll on consumer spending. Technology stocks posted relatively weak returns as well, as investors favored shares in more-defensive sectors.

Foreign stocks continued to outperform the U.S. market. Strong global economic growth prospects, attractive valuations and, during much of the period, foreign currencies' appreciation against the dollar contributed to international markets' gains.

                                             HSBC INVESTOR FAMILY OF FUNDS     2

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
HSBC INVESTOR GROWTH STRATEGY FUND
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk, than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes.

Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and historically have experienced a greater degree of market volatility than average. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instabilities and fluctuations in currency exchanges.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00.

The HSBC Investor Funds feature a number of funds that are structured as "master/feeder" funds. Under this two-tier structure, one fund (the "feeder fund") invests all of its assets in a second fund (the "master fund"). The LifeLine Funds, through this master/feeder structure, provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option corresponding to different investment objectives and risk tolerances. Each LifeLine Fund is a feeder fund. However, unlike most feeder funds, a LifeLine Fund will not direct all of its assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in accordance with its asset allocation model. HSBC Investments (USA) Inc. (the "Adviser"), according to specific target allocations, invested each LifeLine Fund's assets in some or all of the following master funds ("underlying Portfolios"):

HSBC Investor Growth Portfolio ("Growth Portfolio"); HSBC Investor Value Portfolio ("Value Portfolio"); HSBC Investor Small Cap Equity Portfolio ("Small Cap Equity Portfolio"); HSBC Investor International Equity Portfolio ("International Equity Portfolio"); HSBC Investor Core Plus Fixed Income Portfolio ("Core Plus Fixed Income Portfolio"); HSBC Investor High Yield Fixed Income Portfolio (High Yield Fixed Income Fund); HSBC Investor Intermediate Duration Fixed Income Portfolio ("Intermediate Duration Fixed Income Portfolio"); and the HSBC Investor Money Market Fund ("Money Market Fund").

3     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

During the last fiscal period, each LifeLine Fund invested in a different combination of the underlying Portfolios according to the various target percentage weightings selected by the Adviser, approximately as set forth in the charts below.

                                      HSBC INVESTOR    HSBC INVESTOR   HSBC INVESTOR      HSBC INVESTOR        HSBC INVESTOR
                                    AGGRESSIVE GROWTH      GROWTH     MODERATE GROWTH  CONSERVATIVE GROWTH  CONSERVATIVE INCOME
                                         STRATEGY         STRATEGY       STRATEGY           STRATEGY             STRATEGY
UNDERLYING PORTFOLIO                      FUND              FUND           FUND               FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                           1%               1%               6%               21%                  30%
-------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio         None               15%              26%               25%                  15%
-------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income Portfolio        None                2%               5%                8%                  10%
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                         None             None             None                 3%                  25%
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                           21%              21%              19%               15%                   8%
-------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio             23%              20%              15%               10%                   4%
-------------------------------------------------------------------------------------------------------------------------------
Opportunity Portfolio                      34%              20%              11%                4%                None
-------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                            21%              21%              18%               14%                   8%
-------------------------------------------------------------------------------------------------------------------------------
Total:                                    100%             100%             100%              100%                  100%
===============================================================================================================================

                                            HSBC  INVESTOR FAMILY OF FUNDS     4

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

                                                                                AVERAGE ANNUAL     EXPENSE
FUND PERFORMANCE                                                               TOTAL RETURN (%)  RATIO (%)(5)
-------------------------------------------------------------------------------------------------------------
                                                           INCEPTION    SIX      1      SINCE
AS OF APRIL 30, 2007                                          DATE    MONTHS+   YEAR  INCEPTION  GROSS   NET
-------------------------------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class A(1)    2/14/05     4.99    6.52    13.62     3.52  1.50
-------------------------------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class B(2)     2/9/05     6.05    7.21    14.69     4.27  2.25
-------------------------------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class C(3)     6/9/05     9.23   10.40    18.33     4.27  2.25
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Blended Portfolio Index(4)                           11.06   13.57      N/A      N/A   N/A
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

THE PERFORMANCE ABOVE REFLECTS ANY FEE WAIVERS THAT HAVE BEEN IN EFFECT DURING THE APPLICABLE PERIODS, AS WELL AS ANY EXPENSE REIMBURSEMENTS THAT HAVE PERIODICALLY BEEN MADE. ABSENT SUCH WAIVERS AND REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER. CURRENTLY, CONTRACTUAL FEE WAIVERS ARE IN EFFECT FROM MARCH 1, 2007 THROUGH MARCH 1, 2008.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE AGGRESSIVE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (1%); RUSSELL 1000(R) GROWTH INDEX (21%); RUSSELL 1000(R) VALUE INDEX (21%); RUSSELL 2500(R) GROWTH INDEX (34%) AND THE MSCI EAFE INDEX (23%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHERFORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

(5) REFLECTS THE EXPENSE RATIO AS REPORTED IN THE PROSPECTUS DATED FEBRUARY 28, 2007.

5     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR GROWTH STRATEGY FUND

                                                                                AVERAGE ANNUAL     EXPENSE
FUND PERFORMANCE                                                               TOTAL RETURN (%)  RATIO (%)(5)
-------------------------------------------------------------------------------------------------------------
                                                           INCEPTION    SIX      1      SINCE
AS OF APRIL 30, 2007                                          DATE    MONTHS+   YEAR  INCEPTION  GROSS   NET
-------------------------------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class A(1)                2/8/05    3.91     6.26    12.40     2.19   1.50
-------------------------------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class B(2)                2/1/05    4.92     6.97    13.84     2.94   2.25
-------------------------------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class C(3)               4/27/05    7.95     9.99    16.66     2.94   2.25
-------------------------------------------------------------------------------------------------------------
Growth Blended Portfolio Index(4)                                      9.61    13.31      N/A      N/A    N/A
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

THE PERFORMANCE ABOVE REFLECTS ANY FEE WAIVERS THAT HAVE BEEN IN EFFECT DURING THE APPLICABLE PERIODS, AS WELL AS ANY EXPENSE REIMBURSEMENTS THAT HAVE PERIODICALLY BEEN MADE. ABSENT SUCH WAIVERS AND REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER. CURRENTLY, CONTRACTUAL FEE WAIVERS ARE IN EFFECT FROM MARCH 1, 2007 THROUGH MARCH 1, 2008.

THE TOTAL RETURNS FOR EACH CLASS OF SHARES OF THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 INCLUDED THE RECEIPT OF A ONE-TIME PAYMENT IN RESPECT OF A CLASS ACTION SETTLEMENT. WITHOUT THE RECEIPT OF THIS PAYMENT, THE RETURNS FOR THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 WOULD HAVE BEEN LOWER.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE PERFORMANCE SHOWN FOR THE GROWTH BLENDED PORTFOLIO INDEX PRIOR TO APRIL 30, 2006 DOES NOT REFLECT THE 2.0% ALLOCATION TO THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. THE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (1%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (2.0%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (15%); RUSSELL 1000(R) GROWTH INDEX (21%); RUSSELL 1000(R) VALUE INDEX (21%); RUSSELL 2500(R) GROWTH INDEX (20%), AND THE MSCI EAFE INDEX (20%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

(5) REFLECTS THE EXPENSE RATIO AS REPORTED IN THE PROSPECTUS DATED FEBRUARY 28, 2007.

                                             HSBC INVESTOR FAMILY OF FUNDS     6

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

                                                                                AVERAGE ANNUAL     EXPENSE
FUND PERFORMANCE                                                               TOTAL RETURN (%)  RATIO (%)(5)
-------------------------------------------------------------------------------------------------------------
                                                           INCEPTION    SIX      1      SINCE
AS OF APRIL 30, 2007                                         DATE     MONTHS+   YEAR  INCEPTION  GROSS   NET
-------------------------------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class A(1)      2/3/05      2.57    5.51     9.33     2.14   1.52
-------------------------------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class B(2)      2/1/05      3.58    6.09    10.49     2.89   2.27
-------------------------------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class C(3)      6/9/05      6.58    9.09    12.27     2.89   2.27
-------------------------------------------------------------------------------------------------------------
Moderate Growth Blended Portfolio Index(4)                      --      8.02   12.28      N/A      N/A    N/A
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

THE PERFORMANCE ABOVE REFLECTS ANY FEE WAIVERS THAT HAVE BEEN IN EFFECT DURING THE APPLICABLE PERIODS, AS WELL AS ANY EXPENSE REIMBURSEMENTS THAT HAVE PERIODICALLY BEEN MADE. ABSENT SUCH WAIVERS AND REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER. CURRENTLY, CONTRACTUAL FEE WAIVERS ARE IN EFFECT FROM MARCH 1, 2007 THROUGH MARCH 1, 2008.

THE TOTAL RETURNS FOR EACH CLASS OF SHARES OF THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 INCLUDED THE RECEIPT OF A ONE-TIME PAYMENT IN RESPECT OF A CLASS ACTION SETTLEMENT. WITHOUT THE RECEIPT OF THIS PAYMENT, THE RETURNS FOR THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 WOULD HAVE BEEN LOWER.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE PERFORMANCE SHOWN FOR THE MODERATE GROWTH BLENDED PORTFOLIO INDEX PRIOR TO APRIL 30, 2006 DOES NOT REFLECT THE 5.0% ALLOCATION TO THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. THE MODERATE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (6%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (26%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (5%); RUSSELL 1000(R) GROWTH INDEX (19%); RUSSELL 1000(R) VALUE INDEX (18%); RUSSELL 2500(R) GROWTH INDEX (11%) AND THE MSCI EAFE INDEX (15%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

(5) REFLECTS THE EXPENSE RATIO AS REPORTED IN THE PROSPECTUS DATED FEBRUARY 28, 2007.

7     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

                                                                                         AVERAGE ANNUAL     EXPENSE
FUND PERFORMANCE                                                                        TOTAL RETURN (%)  RATIO (%)(5)
----------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION        SIX     1       SINCE
AS OF APRIL 30, 2007                                               DATE        MONTHS+  YEAR   INCEPTION  GROSS  NET
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class A(1)       2/23/05        1.16     3.93     6.61    3.26  1.54
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class B(2)       2/17/05        2.00     4.49     7.18    4.01  2.29
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class C(3)       4/19/05        5.05     7.62     9.87    4.01  2.29
----------------------------------------------------------------------------------------------------------------------
Conservative Growth Blended Portfolio Index(4)                        --        6.40    10.77      N/A     N/A   N/A
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

THE PERFORMANCE ABOVE REFLECTS ANY FEE WAIVERS THAT HAVE BEEN IN EFFECT DURING THE APPLICABLE PERIODS, AS WELL AS ANY EXPENSE REIMBURSEMENTS THAT HAVE PERIODICALLY BEEN MADE. ABSENT SUCH WAIVERS AND REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER. CURRENTLY, CONTRACTUAL FEE WAIVERS ARE IN EFFECT FROM MARCH 1, 2007 THROUGH MARCH 1, 2008.

THE TOTAL RETURNS FOR EACH CLASS OF SHARES OF THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 INCLUDED THE RECEIPT OF A ONE-TIME PAYMENT IN RESPECT OF A CLASS ACTION SETTLEMENT. WITHOUT THE RECEIPT OF THIS PAYMENT, THE RETURNS FOR THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 WOULD HAVE BEEN LOWER.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE PERFORMANCE SHOWN FOR THE CONSERVATIVE GROWTH BLENDED PORTFOLIO INDEX PRIOR TO APRIL 30, 2006 DOES NOT REFLECT THE 8.0% ALLOCATION TO THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. THE CONSERVATIVE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (21%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (8%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (25%); LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX (3%); RUSSELL 1000(R) GROWTH INDEX (15%); RUSSELL 1000(R) VALUE INDEX (14%); RUSSELL 2500(R) GROWTH INDEX (4%) AND THE MSCI EAFE INDEX (10%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERMEDIATE U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

(5) REFLECTS THE EXPENSE RATIO AS REPORTED IN THE PROSPECTUS DATED FEBRUARY 28, 2007.

                                             HSBC INVESTOR FAMILY OF FUNDS     8

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

                                                                                         AVERAGE ANNUAL     EXPENSE
FUND PERFORMANCE                                                                        TOTAL RETURN (%)  RATIO (%)(5)
----------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION        SIX      1      SINCE
AS OF APRIL 30, 2007                                               DATE        MONTHS+   YEAR  INCEPTION  GROSS   NET
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class A(1)        2/8/05        0.17     2.91     3.34     5.59  1.59
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class B(2)       2/14/05        0.85     3.37     4.10     6.34  2.34
----------------------------------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class C(3)        5/3/05        3.76     5.80     5.60     6.34  2.34
----------------------------------------------------------------------------------------------------------------------
Conservative Income Blended Portfolio Index(4)                                  4.58     8.80      N/A      N/A   N/A
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

THE PERFORMANCE ABOVE REFLECTS ANY FEE WAIVERS THAT HAVE BEEN IN EFFECT DURING THE APPLICABLE PERIODS, AS WELL AS ANY EXPENSE REIMBURSEMENTS THAT HAVE PERIODICALLY BEEN MADE. ABSENT SUCH WAIVERS AND REIMBURSEMENTS, RETURNS WOULD HAVE BEEN LOWER. CURRENTLY, CONTRACTUAL FEE WAIVERS ARE IN EFFECT FROM MARCH 1, 2007 THROUGH MARCH 1, 2008.

THE TOTAL RETURNS FOR EACH CLASS OF SHARES OF THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 INCLUDED THE RECEIPT OF A ONE-TIME PAYMENT IN RESPECT OF A CLASS ACTION SETTLEMENT. WITHOUT THE RECEIPT OF THIS PAYMENT, THE RETURNS FOR THE FUND FOR THE PERIOD ENDED APRIL 30, 2007 WOULD HAVE BEEN LOWER.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE PERFORMANCE SHOWN FOR THE CONSERVATIVE INCOME BLENDED PORTFOLIO INDEX PRIOR TO APRIL 30, 2006 DOES NOT REFLECT THE 10.0% ALLOCATION TO THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. THE CONSERVATIVE INCOME BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP 3-MONTH T-BILL (30%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (10%); LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX (15%); LEHMAN BROS. INTERMEDIATE U.S. AGGREGATE BOND INDEX (25%); RUSSELL 1000(R) GROWTH INDEX (8%); RUSSELL 1000(R) VALUE INDEX (8%) AND THE MSCI EAFE INDEX (4%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T., CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERM. U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

(5) REFLECTS THE EXPENSE RATIO AS REPORTED IN THE PROSPECTUS DATED FEBRUARY 28, 2007.

9     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

                                AGGRESSIVE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

34.0%   Russell 2500(R) Growth Index

23.0%   MSCI EAFE Index

21.0%   Russell 1000(R) Value Index

21.0%   Russell 1000(R) Growth Index

 1.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

                                 GROWTH BLENDED
                                 PORTFOLIO INDEX

                                   [PIE CHART]

21.0%   Russell 1000(R) Value Index

21.0%   Russell 1000(R) Growth Index

20.0%   Russell 2500(R) Growth Index

20.0%   MSCI EAFE Index

15.0%   Lehman Brothers U. S. Aggregate Bond Index

 2.0%   Merrill Lynch High Yield Master II Index

 1.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

                                 MODERATE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

26.0%   Lehman Brothers U. S. Aggregate Bond Index

19.0%   Russell 1000(R) Growth Index

18.0%   Russell 1000(R) Value Index

15.0%   MSCI EAFE Index

11.0%   Russell 2500(R) Growth Index

 6.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

 5.0%   Merrill Lynch High Yield Master II Index

                               CONSERVATIVE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

25.0%   Lehman Brothers U. S. Aggregate Bond Index

21.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

15.0%   Russell 1000(R) Growth Index

14.0%   Russell 1000(R) Value Index

10.0%   MSCI EAFE Index

8.0%    Merrill Lynch High Yield Master II Index

4.0%    Russell 2500(R) Growth Index

3.0%    Lehman Brothers Intermediate U.S. Aggregate Bond Index

                               CONSERVATIVE INCOME
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

30.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

25.0%   Lehman Brothers Intermediate U.S. Aggregate Bond Index

15.0%   Lehman Brothers U.S. Aggregate Bond Index

10.0%   Merrill Lynch High Yield Master II Index

8.0%    Russell 1000(R) Growth Index

8.0%    Russell 1000(R) Value Index

4.0%    MSCI EAFE Index

--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE BENCHMARK INDICES FOR THE                     1
          PERIOD ENDED APRIL 30, 2007                               YEAR (%)
--------------------------------------------------------------------------------
Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index              5.03
Lehman Brothers U.S. Aggregate Bond Index                             7.36
Lehman Brothers Intermediate U.S. Aggregate Bond Index                6.96
Merrill Lynch High Yield Master II Index                             12.36
MSCI EAFE Index                                                      20.32
Russell 1000(R) Growth Index                                         12.25
Russell 1000(R) Value Index                                          18.15
Russell 2500(R) Growth Index                                          7.32

CITIGROUP U.S. DOMESTIC 3-MONTH U.S. TREASURY BILL INDEX reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three -month Treasury Bill issues. The three-month Treasury Bills are the short-term debt obligations of the U.S. government.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX is generally representative of investment-grade debt issues with maturities between three and ten years.

THE MERRILL LYNCH HIGH YIELD MASTER II INDEX consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX (MSCI EAFE) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1000 securities in the Russell Universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1000 securities in the Russell Universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index.

RUSSELL 2500(R) GROWTH INDEX measures the performance of those 2500 securities in the Russell Universe with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in the underlying securities.

                                            HSBC INVESTOR FAMILY OF FUNDS     10

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------
                                                  ------------------------------
HSBC INVESTOR MONEY MARKET FUND                   MOODY'S HAS ASSIGNED AN "Aaa"
                                                    RATING TO THE HSBC INVESTOR
BY THOMAS RIORDAN                                       MONEY MARKET FUND.(1)
SENIOR FIXED INCOME PORTFOLIO MANAGER             ------------------------------

INVESTMENT CONCERNS

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The past six months have been marked by gross domestic product ("GDP")(2) growing at less than full potential while inflation indicators remain at the upper end of Federal Reserve Chairman, Ben Bernanke's target inflation range. The Federal Reserve Board (the "Fed") has been content at this point to maintain the target federal funds rate at 5.25% while they assess whether the slowing economy will be enough to ease inflation levels to within the Fed's comfort range. The fourth quarter 2006 GDP grew at a 2.5% rate and first quarter 2007 GDP grew at an anemic 0.6%. During the same period, the employment situation has remained strong with the unemployment rate averaging 4.5% and non-farm job growth averaging 160,000. The Fed has been expecting a slowing economy and worsening employment situation to lead to an easing of the inflation situation.

Inflation pressures have cooled over the past six months as the Fed had forecasted, although not to the degree that they would like. Both core Personal Consumption Expenditures (PCE)(2) and core Producer Price Index (PPI)(2) remain at the upper end of the Fed's 1%-2% target inflation band. Core Consumer Price Index (CPI)(2) remains above the Fed's inflation band. A weakening dollar and persistently high oil prices have also added to market participant's inflation fears.

The housing market remains mired in a slump which began more than one year ago, with most indicators pointing to continued weakness. The NAHB Housing Market Confidence Index(2) remains at its lowest point in several years. Both new and existing housing sales data also remain weak, with no upturn likely in the foreseeable future. Fortunately, the housing market slump has not dragged the entire economy into recession and most economists think that the damage to the overall economy will be relatively contained.

Trading activity the past six months continues to be focused on the purchase of A1+/P1 or A1/P1 securities in the 30-90 day range. Additionally, we purchased variable rate notes that are indexed to either Prime or Libor, and offer incremental yield pick-up over shorter dated securities. We have maintained a target weighted average maturity ("WAM") of 45 days for the past six months as we believe that the direction of the target federal funds rate remains uncertain. This has enabled us to provide a competitive market yield while maintaining the flexibility to alter our strategy quickly given the ever changing economic and market conditions.*

As we progress through 2007, the short term markets are trying to find a balance between rising inflation pressures and a slowing economy. The Fed has responded to the opposing data by maintaining the target federal funds at 5.25%, while remaining vigilant in guarding against any increase in the rate of inflation. As it is currently uncertain what the direction of the next change in the federal funds rate, we will continue to maintain a market neutral target WAM of 45 days. Of course, this strategy is subject to change should there be a change in economic conditions.*

(1) The "Aaa" money market fund rating is historical and reflects the superior quality of the Fund's investments, sound liquidity management, and strong operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody's rating represents an opinion only, not a recommendation to buy or sell.

(2) GROSS DOMESTIC PRODUCT ("GDP") is the measure of the market value of the goods and services produced by labor and property in the United States. PERSONAL CONSUMPTION EXPENDITURES ("PCE") is a measure of price changes in consumer goods and services. It consists of the actual and imputed expenditures of households and includes data pertaining to durables, non-durables, and services. It is essentially a measure of goods and services targeted towards individuals and consumed by individuals. PRODUCER PRICE INDEX ("PPI") is a family of indexes that measures the average change over time in selling prices received by domestic producers of goods and services. PPIs measure price change from the perspective of the seller. CONSUMER PRICE INDEX ("CPI") is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles. Sometimes referred to as "headline inflation."

*     Portfolio composition is subject to change.

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

11    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. U.S. CORE FIXED INCOME TEAM

The HSBC Investor Core Plus Fixed Income Portfolio (the "Portfolio") seeks to provide investors with above-average total return, consistent with reasonable risk, through investments in a diversified portfolio of fixed-income securities.

INVESTMENT CONCERNS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

MARKET COMMENTARY

Gross Domestic Product(1) grew at a well below trend pace over the past year. The U.S. economy recorded four consecutive quarters of sub-trend growth. This loss in momentum was driven by the sharp slowdown in the housing sector. In addition, another major source of weakness was a decline in U.S. exports, a somewhat surprising result given the resilience of most other major economies to date.

The second half of 2006 was characterized by relatively low inflation despite an oil price at $60 and above for much of the period. Inflation pressures increased in the beginning of 2007, although readings have remained fairly stable in recent months at 2.7%, a level that the U.S. Federal Reserve remains uncomfortable with. Nevertheless, with the growth path remaining sub-trend, inflationary pressures should ease going forward. Over the last year the Federal Reserve Open Market Committee kept rates unchanged at 5.25%. We anticipate the Fed easing later in 2007, given that given that inflation remains relatively high and the labor market has not shown any convincing signs of weakening just yet.

Interest rates were volatile during the year, as the 10-year Treasury rate ended (4.62%) the period over 50bps (0.50%) lower then the point it began (5.13%). The short-end of the yield curve rose an average of 5bps (0.05%) causing the yield curve to invert. For the year under review, the Lehman Brothers U.S. Aggregate Bond Index(2) returned 7.36%. Spreads tightened in most sectors over the period, and all spread sectors had excess returns versus Treasury securities of similar duration. Corporates were the best performing sector within the Aggregate Index, outperforming Treasuries of comparable duration by 0.81%. Lower quality sectors performed even better, with High Yield and Emerging Market Debt beating comparable duration Treasuries by 5.52% and 4.09% respectively.

PORTFOLIO PERFORMANCE

The Fund outperformed the benchmark for the period under review. The key component of that outperformance was select, off-benchmark holdings in high yield and emerging market debt. An overweight in spread sectors generally relative to the benchmark, particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a positive impact on performance.*

Going forward, we have positioned the portfolio defensively as we are cautious about the current opportunities for fixed income investors particularly in regard to credit. In the investment grade market, our concern primarily stems from the risk of subordination by private equity investors while in the high yield market our concerns are a function of both valuation and leverage.

As a result, we have positioned our credit weighting, including off-benchmark investments, neutral to that of the index as measured on a contribution-to-duration basis. Moreover, we have transitioned some of our corporate bond holdings from fixed rate to floating rate notes as we believe these securities will provide greater income and better price performance over the short-to-intermediate term.*

The outlook for the term structure of interest rates is unclear in the near-to-intermediate term. As a result, our duration and yield curve position is neutral to that of our benchmark index. As in the credit markets, we believe global liquidity has reduced the risk premium in longer term interest rates in the U.S. However, this phenomenon may continue and we believe it is difficult to reliably forecast the path of longer term interest rates in the near term. Over the longer-term, however, we believe that the yield curve will steepen and anticipate positioning the portfolio to take advantage of that trend during 2007.*

(1) Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally representative of the investment-grade debt issues with at least one year to final maturity.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                             HSBC INVESTOR FAMILY OF FUNDS    12

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. HIGH YIELD TEAM

HSBC Investments (USA) Inc. serves as investment adviser to the Fund. The HSBC High Yield Team provides the day to day management of the portfolio. The Team's philosophy is focused on delivering sustainable value added performance in the high yield fixed income market. The investment approach is a combination of top-down sector/industry selection and bottom-up security/quality selection. The team rotates sectors and themes within the high yield universe during different market environments seeking to add value, endeavoring to take advantage of market inefficiencies in order to outperform in both up and down markets.

INVESTMENT CONCERNS

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. High yield bonds are subject to greater risks than investment grade bonds, such as the increased risk of default because of the lower credit quality of the issues.

MARKET COMMENTARY

Gross Domestic Product(1) grew at a well below trend pace over the past year. The U.S. economy recorded four consecutive quarters of sub-trend growth. This loss in momentum had been driven by the sharp slowdown in the housing sector. In addition, another major source of weakness has been a decline in U.S. exports, a somewhat surprising result given the resilience of most other major economies to date.

The second half of 2006 was characterized by relatively low inflation despite an oil price at $60 and above for much of the period. Inflation pressures increased in the beginning of 2007, although readings have remained fairly stable in recent months at 2.7%, a level that the U.S. Federal Reserve remains uncomfortable with. Nevertheless, with the growth path remaining sub-trend, inflationary pressures should ease going forward. Over the last year the Federal Reserve Open Market Committee kept rates unchanged at 5.25%. We anticipate the Fed easing later in 2007, given that given that inflation remains relatively high and the labor market has not shown any convincing signs of weakening just yet.

The U.S. High Yield market posted strong performance over the past 12 months. Performance was driven by strong fundamentals in terms of good earnings and declining defaults rates aided by strong technicals in the form of robust liquidity. The healthy liquidity allowed the market to easily absorb a high levels new issuance. From an industry perspective, strength in the market has been broad based over the past 12-months. The Broadband (+20.07%), Airline (+16.56%), Cable (+15.74%) and Automobile Manufacturing (+15.16%), industries posted the strongest returns within the Citigroup High Yield Market Capped Index(2). Over the past 12-months, lower quality issues outperformed high quality issues as CCC-rated issuers returned 16.76%, B-rated bonds have returned 11.29%, and BB-rated bonds have returned 9.33%.

PORTFOLIO PERFORMANCE

The Fund (without fees) outperformed the benchmark for the period under review. Performance has been driven by the Fund's overweight in Gaming and Energy sectors which underperformed the market. These losses were somewhat mitigated by an overweight in CCC-rated issuers and an overweight to the Cable & Broadband.*

Going forward, we will maintain duration that approximates that of the benchmark. We continue to focus on security selection, including select off-benchmark names that we think offer greater opportunities in value.*

Our outlook for the remainder of 2007 is cautiously optimistic. We continue to be positive about sustained economic growth and low default rates. Although wider spreads are an eventual certainty, we believe that sound fundamentals and technicals will lead to a prolonged period of compressed spread levels. On an industry front, we remain positive on the Energy, Gaming, Wireless, and Cable sectors.*

(1) Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) The Citigroup High Yield Market Capped Index is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity. The total par amount outstanding for each issuer in the Citigroup Capped Index is capped at $5 billion, which results in a more diversified index of securities that more closely reflects the Fund's issuer diversification.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

13    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. U.S. CORE FIXED INCOME TEAM

The HSBC Investor Intermediate Duration Fixed Income Portfolio (the "Portfolio") seeks to realize above-average total return, consistent with reasonable risk, by investing in a diversified investment grade portfolio of U.S. government obligations, corporate bonds and mortgage-backed securities.

INVESTMENT CONCERNS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

MARKET COMMENTARY

Gross Domestic Product(1) grew at a well below trend pace over the past year. The U.S. economy recorded 4 consecutive quarters of sub-trend growth. This loss in momentum had been driven by the sharp slowdown in the housing sector. In addition, another major source of weakness has been a decline in U.S. exports, a somewhat surprising result given the resilience of most other major economies to date.

The second half of 2006 was characterized by relatively low inflation despite an oil price at $60 and above for much of the period. Inflation pressures increased in the beginning of 2007, although readings have remained fairly stable in recent months at 2.7%, a level that the US Federal Reserve remains uncomfortable with. Nevertheless, with the growth path remaining sub-trend, inflationary pressures should ease going forward. Over the last year the Federal Reserve Open Market Committee kept rates unchanged at 5.25%. We anticipate the Fed easing later in 2007, given that given that inflation remains relatively high and the labor market has not shown any convincing signs of weakening just yet.

Interest rates were volatile during the year, as the 10-year Treasury rate ended (4.62%) the period over 50bps (0.50%) lower then the point it began (5.13%). The short-end of the yield curve rose an average of 5bps (0.05%) causing the yield curve to invert. For the year under review, the Lehman Brothers U.S. Aggregate Bond Index(4) returned 7.36%. Spreads tightened in most sectors over the period, and all spread sectors had excess returns versus Treasury securities of similar duration. Corporates were the best performing sector within the Aggregate Index, outperforming Treasuries of comparable duration by 0.81%. Lower quality sectors performed even better, with High Yield and Emerging Market Debt beating comparable duration Treasuries by 5.52% and 4.09% respectively.

PORTFOLIO PERFORMANCE

The Fund outperformed the benchmark for the period under review. The key component of that outperformance was select, off-benchmark holdings in high yield and emerging market debt. An overweight in spread sectors generally relative to the benchmark, particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a positive impact on performance.*

Going forward, we have positioned the portfolio defensively as we are cautious about the current opportunities for fixed income investors particularly in regard to credit. In the investment grade market, our concern primarily stems from the risk of subordination by private equity investors while in the high yield market our concerns are a function of both valuation and leverage.*

As a result, we have positioned our credit weighting, including off-benchmark investments, neutral to that of the index as measured on a contribution-to-duration basis. Moreover, we have transitioned some of our corporate bond holdings from fixed rate to floating rate notes as we believe these securities will provide greater income and better price performance over the short-to-intermediate term.*

The outlook for the term structure of interest rates is unclear in the near-to-intermediate term. As a result, our duration and yield curve position is neutral to that of our benchmark index. As in the credit markets, we believe global liquidity has reduced the risk premium in longer term interest rates in the U.S. However, this phenomenon may continue and we believe it is difficult to reliably forecast the path of longer term interest rates in the near term. Over the longer-term, however, we believe that the yield curve will steepen and anticipate positioning the portfolio to take advantage of that trend during 2007.*

(1) Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally representative of the investment-grade debt issues with at least one year to final maturity.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                            HSBC INVESTOR FAMILY OF FUNDS     14

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR GROWTH PORTFOLIO
BY PHILIP J. SANDERS, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER, CFA AND DANIEL P. BECKER, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER, CFA
WADDELL & REED INVESTMENT MANAGEMENT COMPANY

The HSBC Investor Growth Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which the sub-adviser believes have the potential to generate superior levels of long-term profitability and growth. The Portfolio employs Waddell & Reed Investment Management Company (Waddell & Reed) as the sub-adviser.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

Domestic equity markets performed very well during the period, bolstered by investor optimism about job growth, healthy corporate balance sheets and strength in emerging foreign economies. That optimism was partially offset by weakness in the real estate market and early signs of softness in capital spending, however.

Generally strong stock selection helped the Fund outperform its benchmark. Relative returns particularly benefited from selection in the health care and energy sectors. Certain holdings in the materials sector also boosted the Fund's performance against its benchmark.*

Selection among information technology stocks weighed on returns relative to the index. An overweight position in that sector also weakened relative performance, as technology stocks lagged the market. The Fund's holdings in the consumer discretionary sector detracted from relative returns as well. Consumer discretionary stocks generally performed poorly, as investors worried that the housing slump and high energy prices would dampen consumer spending. The sub-advisor held a relatively small position in the sector, but the benefits of that under-weighting were more than offset by weak returns among certain of the Fund's consumer discretionary shares.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

15    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
BY KEVIN F. SIMMS
CO-CIO INTERNATIONAL VALUE EQUITIES AND DIRECTOR OF RESEARCH - GLOBAL AND INTERNATIONAL VALUE EQUITIES ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT

The HSBC Investor International Equity Portfolio (the "Portfolio") seeks to provide their shareholders with long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers and securities of issuers whose principal markets are outside of the United States. The Portfolio employs Bernstein Investment Research and Management
("AllianceBernstein"), a unit of AllianceBernstein Investment Research and Management as sub-investment adviser.

The Portfolio invests primarily in equity securities of companies organized and domiciled in developed nations outside the U.S., or for which the principal trading market is outside the U.S., including Europe, Canada, Australia and the Far East.

INVESTMENT CONCERNS

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

Good performance in international equity markets helped the Fund generate strong absolute returns. A number of rallying stocks particularly boosted performance, including shares of a Dutch financial firm, a North American steel producer and French tire maker. Stocks that weighed on absolute performance included shares of a Korean automobile manufacturer, a Japanese financial firm and a Japanese capital equipment maker.*

Stock selection added 0.5 percentage points to the Fund's performance advantage over its benchmark. The sub-advisor's selections within the consumer staples, transportation and industrial commodities sectors especially contributed to relative gains. In particular, shares of a U.K. supermarket chain benefited from the company's strong financial results, and from investors' belief that a private equity firm might acquire the company. A Japanese shipping stock also boosted relative returns, as lower fuel prices and strong demand improved the firm's profits. Likewise, shares of a Japanese steel producer surged after the company raised its earnings projections due to burgeoning demand.*

Meanwhile, stock selection within the capital equipment sector detracted from relative performance. Difficulties at merged French and Japanese auto companies especially weakened returns in that sector. An overweight position in a Japanese financial firm also weighed on relative performance.*

The Fund's overall sector weightings decreased relative returns by 0.37 percentage points. The portfolio's overweight stake in underperforming energy and financial stocks hurt relative performance, as did underweight positions in the strong consumer staples and construction and housing sectors.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                            HSBC INVESTOR FAMILY OF FUNDS     16

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR OPPORTUNITY PORTFOLIO
BY WILLIAM A. MUGGIA
PRESIDENT-CHIEF INVESTMENT OFFICER
WESTFIELD CAPITAL MANAGEMENT

The HSBC Investor Opportunity Fund ("the Fund") seeks to provide its shareholders with long-term growth of capital by investing in equity securities of emerging small and medium-sized companies expected to deliver earnings growth well above the growth rate of the economy and the rate of inflation. The Funds employ a two-tier structure, commonly referred to as "master-feeder." The Funds invest all of their investable assets in the HSBC Investor Opportunity Portfolio (the "Portfolio"). The Portfolio employs Westfield Capital Management, LLC as sub-investment adviser.

The Portfolio invests primarily in common stocks of small and medium-sized companies that may have the potential to become major enterprises.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

MARKET COMMENTARY

Small-cap stocks performed well, despite a broad market sell-off that began in February. The market promptly regained its upward trajectory as concerns about rising defaults on sub-prime mortgages, weakness in the housing market, Alan Greenspan's comments about the possibility of recession and rising tensions in the Mideast gave way to enthusiasm over corporate profit growth, low unemployment and relatively benign inflation data. Traditionally defensive sectors such as materials, utilities, energy and consumer staples drove the index's performance.*

The Fund benefited from an underweight position relative to the benchmark in financials, the worst performing sector in the index. The sub-advisor's stock selection in that sector also added to relative gains, due to the Fund's exposure to the healthy asset management industry and select real estate investment trusts (REITs), as well as limited exposure to traditional lenders.*

Stock selection within the consumer discretionary sector also boosted relative returns. The sub-advisor avoided the underperforming apparel retail industry, and held significant exposure to the strong-performing specialty stores and specialized consumer services industries.*

A combination of a significantly overweight position in energy stocks and strong selection in that sector also helped the Fund outperform during the period. The sub-advisor held a healthy stake in the oil and gas equipment and services stocks, the top-performing industry in the sector.*

The Fund held investments in seven economic sectors, and experienced positive stock selection and positive performance relative to the index in all of them. Unfortunately, the Fund had no exposure to the Utilities and Materials sectors. Lack of exposure to these sectors, the top-performing sectors in the benchmark, hurt relative returns.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

17    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR VALUE PORTFOLIO
BY JON D. BOSSE, CFA
CHIEF INVESTMENT OFFICER
NWQ INVESTMENT MANAGEMENT CO., LLC

The HSBC Investor Value Portfolio (the "Portfolio") seeks long-term growth of capital and income by investing primarily in U.S. and foreign companies with large and medium capitalizations that possess hidden opportunities underpriced by the market. The Portfolio employs NWQ Investment Management Company, LLC ("NWQ") as the sub-adviser.

INVESTMENT CONCERNS

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

With the Federal Reserve leaving interest rates unchanged since last August, the U.S. stock market marched to a series of multi-year year highs spurred by better-than-expected corporate earnings. The equity market shrugged off concerns about a slumping housing market, slowing economic growth and potentially weaker consumer spending. Share buybacks and corporate acquisitions by both public companies and private equity firms meanwhile reduced the supply of available stocks, pushing prices higher. The Fund's absolute returns benefited from the stock market's strong gains in that environment.

A continued overweight position in shares of oil and natural gas exploration and production companies provided the greatest positive contribution to returns relative to the Fund's benchmark. Those stocks benefited from sustained spending on exploration, as well as investors' appreciation for their attractive valuations. The Fund's overweight stakes in the materials and processing, consumer staples and producer durables sectors also boosted relative performance.*

The Fund's relatively large position in technology stocks hindered returns against the benchmark. Investor concerns about business spending buffeted that sector of the market, and certain portfolio holdings announced disappointing earnings. An overweight stake in mortgage-related stocks in the financial sector also dragged on relative performance, due to weakness in the housing market and rising defaults on sub-prime mortgages.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                           HSBC INVESTOR FAMILY OF FUNDS      18

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

                                                          PORTFOLIO COMPOSITION*
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Mortgage Backed Securities                                  25.0%
--------------------------------------------------------------------------------
Corporate Bonds                                             20.9%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                    15.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                         11.0%
--------------------------------------------------------------------------------
Asset Backed Securities                                     10.6%
--------------------------------------------------------------------------------
Commercial Mortgage Backed Securities                        7.4%
--------------------------------------------------------------------------------
Foreign Bonds                                                5.5%
--------------------------------------------------------------------------------
Cash and Equivalents                                         3.7%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Corporate Bonds                                             96.6%
--------------------------------------------------------------------------------
Cash and Equivalents                                         3.4%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Mortgage Backed Securities                                  25.7%
--------------------------------------------------------------------------------
Corporate Bonds                                             24.4%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                         12.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                    10.8%
--------------------------------------------------------------------------------
Asset Backed Securities                                     10.5%
--------------------------------------------------------------------------------
Commercial Mortgage Backed Securities                        7.9%
--------------------------------------------------------------------------------
Foreign Bonds                                                6.7%
--------------------------------------------------------------------------------
Cash and Equivalents                                         2.0%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Information Technology                                      28.5%
--------------------------------------------------------------------------------
Health Care                                                 19.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                      12.5%
--------------------------------------------------------------------------------
Industrials                                                 11.9%
--------------------------------------------------------------------------------
Financials                                                  11.0%
--------------------------------------------------------------------------------
Consumer Staples                                             7.7%
--------------------------------------------------------------------------------
Energy                                                       4.7%
--------------------------------------------------------------------------------
Cash and Equivalents                                         3.9%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Europe                                                      63.7%
--------------------------------------------------------------------------------
Japan                                                       18.9%
--------------------------------------------------------------------------------
Australia & Far East                                         7.7%
--------------------------------------------------------------------------------
Cash and Equivalents                                         4.7%
--------------------------------------------------------------------------------
Other                                                        2.6%
--------------------------------------------------------------------------------
Canada                                                       2.4%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Health Care                                                 26.3%
--------------------------------------------------------------------------------
Information Technology                                      24.6%
--------------------------------------------------------------------------------
Industrials                                                 17.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                      13.6%
--------------------------------------------------------------------------------
Energy                                                      10.4%
--------------------------------------------------------------------------------
Financials                                                   5.5%
--------------------------------------------------------------------------------
Consumer Staples                                             1.0%
--------------------------------------------------------------------------------
Materials                                                    1.0%
--------------------------------------------------------------------------------
Cash and Equivalents                                         0.5%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Financials                                                  30.7%
--------------------------------------------------------------------------------
Information Technology                                      10.6%
--------------------------------------------------------------------------------
Consumer Discretionary                                      10.5%
--------------------------------------------------------------------------------
Energy                                                       9.9%
--------------------------------------------------------------------------------
Industrials                                                  7.8%
--------------------------------------------------------------------------------
Materials                                                    7.5%
--------------------------------------------------------------------------------
Cash and Equivalents                                         6.9%
--------------------------------------------------------------------------------
Consumer Staples                                             6.8%
--------------------------------------------------------------------------------
Telecommunication Services                                   3.7%
--------------------------------------------------------------------------------
Miscellaneous                                                2.4%
--------------------------------------------------------------------------------
Transportation                                               2.2%
--------------------------------------------------------------------------------
Health Care                                                  1.0%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

*     Portfolio composition is subject to change.

19    HSBC INVESTOR FAMILY OF FUNDS

                                                    HSBC INVESTOR LIFELINE FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)

                                                              AGGRESSIVE      GROWTH       MODERATE     CONSERVATIVE   CONSERVATIVE
                                                                GROWTH       STRATEGY       GROWTH         GROWTH         INCOME
                                                            STRATEGY FUND      FUND     STRATEGY FUND  STRATEGY FUND  STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Portfolios                                $   9,859,089  $29,935,397  $  29,547,265  $   6,025,026  $   1,809,481
   Investments in affiliates, at value (a)                        100,910      305,396      1,899,552      1,610,054        776,540
                                                            -------------  -----------  -------------  -------------  -------------
   TOTAL INVESTMENTS                                            9,959,999   30,240,793     31,446,817      7,635,080      2,586,021
                                                            -------------  -----------  -------------  -------------  -------------
   Receivable for capital shares issued                            24,606       81,042         98,423          6,659         19,254
   Receivable from Investment Adviser                               7,966        5,173          4,565          5,208          6,244
   Prepaid expenses and other assets                               10,955        9,429         14,185          4,272          3,991
                                                            -------------  -----------  -------------  -------------  -------------
   TOTAL ASSETS                                                10,003,526   30,336,437     31,563,990      7,651,219      2,615,510
                                                            -------------  -----------  -------------  -------------  -------------
LIABILITIES:
   Dividends payable                                                   --           --             --             --            658
   Payable for capital shares redeemed                              6,025       18,758          1,291             30             --
   Accrued expenses and other liabilities:
      Investment management                                           397        1,209          1,251            304            103
      Administration                                                  322          981          1,027            252             92
      Transfer agent                                                3,800        2,965          5,400          4,694          4,585
      Compliance service                                                5           15             16              5              2
      Distribution                                                  2,654        7,576          9,324          2,248            582
      Shareholder servicing                                         1,994        6,075          6,309          1,535            518
      Other                                                         9,758       30,809         33,078          9,124          2,819
                                                            -------------  -----------  -------------  -------------  -------------
   TOTAL LIABILITIES                                               24,955       68,388         57,696         18,192          9,359
                                                            -------------  -----------  -------------  -------------  -------------
NET ASSETS                                                  $   9,978,571  $30,268,049  $  31,506,294  $   7,633,027  $   2,606,151
                                                            =============  ===========  =============  =============  =============
-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
   Capital                                                  $   8,535,613  $26,409,208  $  28,241,086  $   7,007,364  $   2,481,169
   Accumulated net investment income (loss)                       (31,357)      13,990         13,551         10,048           (524)
   Accumulated net realized gains from investment
    transactions                                                  255,800      713,692        660,370        136,923         47,970
   Net unrealized appreciation/depreciation from
    investments                                                 1,218,515    3,131,159      2,591,287        478,692         77,536
                                                            -------------  -----------  -------------  -------------  -------------
NET ASSETS                                                  $   9,978,571  $30,268,049  $  31,506,294  $   7,633,027  $   2,606,151
                                                            =============  ===========  =============  =============  =============
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Class A Shares                                           $   5,552,003  $17,909,703  $  16,154,910  $   3,929,204  $   1,638,245
   Class B Shares                                               4,141,859   11,567,123     14,184,278      3,279,114        943,564
   Class C Shares                                                 284,709      791,223      1,167,106        424,709         24,342
                                                            -------------  -----------  -------------  -------------  -------------
                                                            $   9,978,571  $30,268,049  $  31,506,294  $   7,633,027  $   2,606,151
                                                            =============  ===========  =============  =============  =============
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
   ($0.001 par value, unlimited number of shares
      authorized):
   Class A Shares                                                 399,751    1,332,859      1,297,989        339,734        154,053
   Class B Shares                                                 302,515      861,141      1,139,093        286,288         88,533
   Class C Shares                                                  20,809       58,632         95,820         36,310          2,279
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE:
   Class A Shares                                           $       13.89  $     13.44  $       12.45  $       11.57  $       10.63
   Class B Shares*                                          $       13.69  $     13.43  $       12.45  $       11.45  $       10.66
   Class C Shares*                                          $       13.68  $     13.49  $       12.18  $       11.70  $       10.68
   Maximum Sales Charge -- Class A Shares                            5.00%        5.00%          5.00%          5.00%          4.75%
                                                            =============  ===========  =============  =============  =============
   Maximum Offering Price per share
      (Net Asset Value/(100%-maximum sales charge)) --
       Class A Shares                                       $       14.62  $     14.15  $       13.11  $       12.18  $       11.16
                                                            =============  ===========  =============  =============  =============
   Investments in affiliates, at cost (a)                   $     100,910  $   305,396  $   1,899,552  $   1,610,054  $     776,540
                                                            =============  ===========  =============  =============  =============

----------
*     Redemption Price per share varies by length of time shares are held.

(a) The investment in affiliates are holdings of the HSBC Investor Money Market Fund Class Y Shares (see Note 1). The shares held in the Fund are identical to value since it is at $1.00 net asset value per share. In addition, value and cost for financial reporting and federal income tax purpose are the same.

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    20

HSBC INVESTOR LIFELINE FUNDS

STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                                                              AGGRESSIVE     GROWTH        MODERATE     CONSERVATIVE   CONSERVATIVE
                                                                GROWTH      STRATEGY        GROWTH         GROWTH         INCOME
                                                            STRATEGY FUND     FUND      STRATEGY FUND  STRATEGY FUND  STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Investment Income from Portfolios (a)                    $      62,000  $   294,041  $     387,747  $      97,975  $      38,748
   Investment Income from affiliates                                2,122        6,360         40,068         34,744         17,137
   Foreign tax withholding from Portfolios (a)                     (3,056)      (8,045)        (6,301)        (1,031)          (141)
   Expenses from Portfolios (a)                                   (33,116)     (95,907)       (95,561)       (20,783)        (7,091)
                                                            -------------  -----------  -------------  -------------  -------------
   TOTAL INVESTMENT INCOME                                         27,950      196,449        325,953        110,905         48,653
                                                            -------------  -----------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Management                                            2,124        6,346          6,653          1,648            570
   Administration                                                   1,517        4,531          4,751          1,177            407
   Distribution:
      Class B Shares                                               13,077       37,370         45,257         10,593          2,999
      Class C Shares                                                  786        2,722          3,245          1,362             89
   Shareholder Servicing:
      Class A Shares                                                5,998       18,363         17,099          4,253          1,819
      Class B Shares                                                4,359       12,457         15,086          3,531            999
      Class C Shares                                                  262          907          1,082            454             30
   Accounting                                                      16,188       16,188         16,188         16,188         16,188
   Compliance Service                                                  45          133            141             36             13
   Transfer Agent                                                  26,838       35,513         37,329         23,722         22,293
   Trustee                                                             96          285            304             78             27
   Printing                                                         7,987       23,715         25,220          6,423          2,274
   Other                                                            5,447        5,654          6,651          1,213            887
                                                            -------------  -----------  -------------  -------------  -------------
      Total expenses before fee reductions                         84,724      164,184        179,006         70,678         48,595
      Fees reduced by Investment Adviser                          (40,121)     (29,214)       (26,052)       (29,990)       (35,481)
                                                            -------------  -----------  -------------  -------------  -------------
      NET EXPENSES                                                 44,603      134,970        152,954         40,688         13,114
                                                            -------------  -----------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (16,653)      61,479        172,999         70,217         35,539
                                                            -------------  -----------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS: (a)
Net realized gains from investments and foreign currency
  transactions                                                    266,275      723,736        670,259        138,749         48,651
Change in unrealized appreciation/depreciation from
  investments                                                     596,546    1,486,640      1,172,271        193,702         29,020
                                                            -------------  -----------  -------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS           862,821    2,210,376      1,842,530        332,451         77,671
                                                            -------------  -----------  -------------  -------------  -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              $     846,168  $ 2,271,855  $   2,015,529  $     402,668  $     113,210
                                                            =============  ===========  =============  =============  =============

----------
(a)   Represents amounts allocated from the respective Portfolios.

21    HSBC INVESTOR LIFELINE FUNDS            SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                     AGGRESSIVE GROWTH STRATEGY FUND          GROWTH STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
                                                        FOR THE                            FOR THE
                                                   SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED      FOR THE
                                                    APRIL 30, 2007      YEAR ENDED      APRIL 30, 2007     YEAR ENDED
                                                      (UNAUDITED)    OCTOBER 31, 2006      (UNAUDITED)   OCTOBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                    $        (16,653) $        (12,945) $         61,479  $         67,776
   Net realized gains (losses) from
     investment transactions                                266,275           (17,813)          723,736           150,344
   Change in unrealized appreciation/
     depreciation from investments                          596,546           557,180         1,486,640         1,449,423
                                                   ----------------  ----------------  ----------------  ----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              846,168           526,422         2,271,855         1,667,543
                                                   ----------------  ----------------  ----------------  ----------------
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                                --                --           (91,507)              (22)
   Class B Shares                                                --                --           (11,110)               --
   Class C Shares                                                --                --              (785)               --
NET REALIZED GAINS:
   Class A Shares                                                --            (4,248)          (94,565)           (7,479)
   Class B Shares                                                --            (4,512)          (64,734)           (8,003)
   Class C Shares                                                --              (298)           (5,227)             (626)
                                                   ----------------  ----------------  ----------------  ----------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DIVIDENDS                                                     --            (9,058)         (267,928)          (16,130)
                                                   ----------------  ----------------  ----------------  ----------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS            1,789,674         5,378,169         6,415,230        14,606,757
                                                   ----------------  ----------------  ----------------  ----------------
CHANGE IN NET ASSETS                                      2,635,842         5,895,533         8,419,157        16,258,170
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                    7,342,729         1,447,196        21,848,892         5,590,722
                                                   ----------------  ----------------  ----------------  ----------------
   End of period                                   $      9,978,571  $      7,342,729  $     30,268,049  $     21,848,892
                                                   ================  ================  ================  ================
   Accumulated net investment income (loss)        $        (31,357) $        (14,704) $         13,990  $         55,913
                                                   ================  ================  ================  ================

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    22

HSBC INVESTOR LIFELINE FUNDS

                                                   AGGRESSIVE GROWTH STRATEGY FUND               GROWTH STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE                                  FOR THE
                                                 SIX MONTHS ENDED        FOR THE         SIX MONTHS ENDED        FOR THE
                                                  APRIL 30, 2007       YEAR ENDED          APRIL 30, 2007       YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2006       (UNAUDITED)      OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
      Proceeds from shares issued                $      1,718,517    $      3,199,933    $      4,975,959    $      9,462,116
      Dividends reinvested                                     --               4,248             185,652               7,500
      Cost of shares redeemed                            (771,376)            (77,034)           (970,235)           (634,007)
                                                 ----------------    ----------------    ----------------    ----------------
Class A Shares capital transactions                       947,141           3,127,147           4,191,376           8,835,609
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
      Proceeds from shares issued                       1,046,810           2,171,105           2,567,437           5,742,896
      Dividends reinvested                                     --               4,512              75,546               8,002
      Cost of shares redeemed                            (239,854)           (116,411)           (572,543)           (412,505)
                                                 ----------------    ----------------    ----------------    ----------------
Class B Shares capital transactions                       806,956           2,059,206           2,070,440           5,338,393
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
      Proceeds from shares issued                         132,330             196,567             261,692             547,274
      Dividends reinvested                                     --                 298               6,012                 627
      Cost of shares redeemed                             (96,753)             (5,049)           (114,290)           (115,146)
                                                 ----------------    ----------------    ----------------    ----------------
Class C Shares capital transactions                        35,577             191,816             153,414             432,755
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                  $      1,789,674    $      5,378,169    $      6,415,230    $     14,606,757
                                                 ================    ================    ================    ================
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
      Issued                                              129,572             265,210             384,825             799,471
      Reinvested                                               --                 378              14,631                 664
      Redeemed                                            (57,333)             (6,528)            (75,528)            (53,747)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class A Shares                                   72,239             259,060             323,928             746,388
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
      Issued                                               79,892             183,959             198,422             486,469
      Reinvested                                               --                 405               5,944                 705
      Redeemed                                            (18,371)             (9,634)            (43,593)            (34,595)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class B Shares                                   61,521             174,730             160,773             452,579
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
      Issued                                                9,849              16,830              20,271              46,515
      Reinvested                                               --                  27                 471                  55
      Redeemed                                             (7,490)               (407)             (8,950)             (9,539)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class C Shares                                    2,359              16,450              11,792              37,031
                                                 ----------------    ----------------    ----------------    ----------------

23     HSBC INVESTOR LIFELINE FUNDS           SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                                    MODERATE GROWTH STRATEGY FUND          CONSERVATIVE GROWTH STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE                                  FOR THE
                                                 SIX MONTHS ENDED        FOR THE         SIX MONTHS ENDED        FOR THE
                                                  APRIL 30, 2007       YEAR ENDED          APRIL 30, 2007      YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2006       (UNAUDITED)      OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income (loss)               $        172,999    $        196,149    $         70,217    $         85,034
      Net realized gains (losses) from
         investment transactions                          670,259             196,766             138,749              66,363
      Change in unrealized appreciation/
         depreciation from investments                  1,172,271           1,241,590             193,702             247,105
                                                 ----------------    ----------------    ----------------    ----------------
      Change in net assets resulting from
         operations                                     2,015,529           1,634,505             402,668             398,502
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
      Class A Shares                                     (105,498)           (125,404)            (38,160)            (51,938)
      Class B Shares                                      (54,373)            (57,383)            (23,532)            (31,029)
      Class C Shares                                       (4,066)             (5,807)             (2,819)             (4,345)
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
      Class A Shares                                     (107,302)             (3,616)            (34,028)                 --
      Class B Shares                                      (94,696)             (3,427)            (29,598)                 --
      Class C Shares                                       (6,378)               (500)             (3,582)                 --
                                                 ----------------    ----------------    ----------------    ----------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DIVIDENDS                                             (372,313)           (196,137)           (131,719)            (87,312)
                                                 ----------------    ----------------    ----------------    ----------------
CHANGE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                         6,395,924           4,905,868           1,405,947           3,202,429
                                                 ----------------    ----------------    ----------------    ----------------
CHANGE IN NET ASSETS                                    8,039,140          16,344,236           1,676,896           3,513,619
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                              23,467,154           7,122,918           5,956,131           2,442,512
                                                 ----------------    ----------------    ----------------    ----------------
      End of period                              $     31,506,294    $     23,467,154    $      7,633,027    $      5,956,131
                                                 ================   =================    ================    ================
      Accumulated net investment income          $         13,551    $          4,489    $         10,048    $          4,342
                                                 ================   =================    ================    ================

SEE NOTES TO FINANCIAL STATEMENTS.           HSBC INVESTOR LIFELINE FUNDS     24

HSBC INVESTOR LIFELINE FUNDS

                                                    MODERATE GROWTH STRATEGY FUND         CONSERVATIVE GROWTH STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE                                  FOR THE
                                                 SIX MONTHS ENDED        FOR THE         SIX MONTHS ENDED        FOR THE
                                                  APRIL 30, 2007       YEAR ENDED          APRIL 30, 2007       YEAR ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2006       (UNAUDITED)      OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
      Proceeds from shares issued                $      4,328,449    $      8,904,235    $        944,764    $      2,584,751
      Dividends reinvested                                209,713             126,311              72,166              51,938
      Cost of shares redeemed                          (1,200,825)         (1,004,146)           (298,864)           (773,807)
                                                 ----------------    ----------------    ----------------    ----------------
Class A Shares capital transactions                     3,337,337           8,026,400             718,066           1,862,882
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
      Proceeds from shares issued                       2,929,372           6,939,098             691,122           1,216,860
      Dividends reinvested                                148,427              60,467              52,225              30,500
      Cost of shares redeemed                            (368,215)           (544,781)           (145,193)           (130,465)
                                                 ----------------    ----------------    ----------------    ----------------
Class B Shares capital transactions                     2,709,584           6,454,784             598,154           1,116,895
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
      Proceeds from shares issued                         532,215             574,091             101,209             285,040
      Dividends reinvested                                 10,440               6,307               6,401               4,345
      Cost of shares redeemed                            (193,652)           (155,714)            (17,883)            (66,733)
                                                 ----------------    ----------------    ----------------    ----------------
Class C Shares capital transactions                       349,003             424,684              89,727             222,652
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                  $      6,395,924    $     14,905,868    $      1,405,947    $      3,202,429
                                                 ================    ================    ================    ================
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
      Issued                                              357,235             791,634              83,372             240,413
      Reinvested                                           17,537              11,134               6,438               4,788
      Redeemed                                            (99,511)            (89,017)            (26,377)            (71,416)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class A Shares                                  275,261             713,751              63,433             173,785
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
      Issued                                              241,418             615,692              61,377             114,343
      Reinvested                                           12,426               5,311               4,700               2,841
      Redeemed                                            (30,300)            (48,672)            (12,880)            (12,263)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class B Shares                                  223,544             572,331              53,197             104,921
                                                 ----------------    ----------------    ----------------    ----------------
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
      Issued                                               44,958              52,985               8,793              26,278
      Reinvested                                              893                 572                 564                 398
      Redeemed                                            (16,554)            (14,028)             (1,550)             (6,091)
                                                 ----------------    ----------------    ----------------    ----------------
Change in Class C Shares                                   29,297              39,529               7,807              20,585
                                                 ----------------    ----------------    ----------------    ----------------

25     HSBC INVESTOR LIFELINE FUNDS           SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                                                                           CONSERVATIVE INCOME STRATEGY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                              FOR THE
                                                                                         SIX MONTHS ENDED         FOR THE
                                                                                           APRIL 30, 2007       YEAR ENDED
                                                                                            (UNAUDITED)       OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                                          $         35,539     $         52,330
   Net realized gains (losses) from investment transactions                                        48,651                4,522
   Change in unrealized appreciation/depreciation from investments                                 29,020               43,770
                                                                                         ----------------     ----------------
CHANGE IN NET ASSETS FROM OPERATIONS                                                              113,210              100,622
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
      Class A Shares                                                                              (24,851)             (36,621)
      Class B Shares                                                                              (10,787)             (15,134)
      Class C Shares                                                                                 (319)              (3,851)
NET REALIZED GAINS:
      Class A Shares                                                                               (1,181)                  --
      Class B Shares                                                                                 (645)                  --
      Class C Shares                                                                                  (19)                  --
                                                                                         ----------------     ----------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                                                   (37,802)             (55,606)
                                                                                         ----------------     ----------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                                    424,601              919,405
                                                                                         ----------------     ----------------
CHANGE IN NET ASSETS                                                                              500,009              964,421
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                                                                       2,106,142            1,141,721
                                                                                         ----------------     ----------------
      End of period                                                                      $      2,606,151     $      2,106,142
                                                                                         ================     ================
      Accumulated net investment (loss)                                                  $           (524)    $           (106)
                                                                                         ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.           HSBC INVESTOR LIFELINE FUNDS     26

HSBC INVESTOR LIFELINE FUNDS

                                                                                           CONSERVATIVE INCOME STRATEGY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                              FOR THE
                                                                                         SIX MONTHS ENDED         FOR THE
                                                                                           APRIL 30, 2007        YEAR ENDED
                                                                                            (UNAUDITED)       OCTOBER 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
      Proceeds from shares issued                                                        $        317,219     $      1,034,033
      Dividends reinvested                                                                         24,539               37,283
      Cost of shares redeemed                                                                     (71,939)            (193,548)
                                                                                         ----------------     ----------------
Class A Shares capital transactions                                                               269,819              877,768
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
      Proceeds from shares issued                                                                 167,907              373,366
      Dividends reinvested                                                                         10,300               14,496
      Cost of shares redeemed                                                                     (23,737)            (120,786)
                                                                                         ----------------     ----------------
Class B Shares capital transactions                                                               154,470              267,076
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
      Proceeds from shares issued                                                                     300                1,378
      Dividends reinvested                                                                            339                4,319
      Cost of shares redeemed                                                                        (327)            (231,136)
                                                                                         ----------------     ----------------
Class C Shares capital transactions                                                                   312             (225,439)
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                           $        424,601     $        919,405
                                                                                         ================     ================
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                                                                          30,262              101,772
   Reinvested                                                                                       2,340                3,674
   Redeemed                                                                                        (6,830)             (19,020)
                                                                                         ----------------     ----------------
Change in Class A Shares                                                                           25,772               86,426
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Issued                                                                                          15,832               36,774
   Reinvested                                                                                         980                1,425
   Redeemed                                                                                        (2,252)             (11,858)
                                                                                         ----------------     ----------------
Change in Class B Shares                                                                           14,560               26,341
                                                                                         ----------------     ----------------
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Issued                                                                                              29                  131
   Reinvested                                                                                          32                  424
   Redeemed                                                                                           (31)             (22,608)
                                                                                         ----------------     ----------------
Change in Class C Shares                                                                               30              (22,053)
                                                                                         ----------------     ----------------


27     HSBC INVESTOR LIFELINE FUNDS           SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                        INVESTMENT ACTIVITIES                  DIVIDENDS
                                                --------------------------------------  -----------------------
                                                             NET REALIZED
                                                            AND UNREALIZED                  NET
                                     NET ASSET      NET         GAINS                     REALIZED
                                       VALUE,   INVESTMENT  (LOSSES) FROM   TOTAL FROM   GAINS FROM
                                     BEGINNING    INCOME      INVESTMENT    INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD    (LOSS)     TRANSACTIONS   ACTIVITIES  TRANSACTIONS  DIVIDENDS
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)    $ 10.00      (0.01)         0.61          0.60           --           --
Year Ended October 31, 2006            10.60       0.01          2.01          2.02        (0.05)       (0.05)
Six Months Ended April 30, 2007
   (Unaudited)                         12.57       0.00(g)       1.32          1.32           --           --
---------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)    $ 10.00      (0.04)         0.61          0.57           --           --
Year Ended October 31, 2006            10.57      (0.05)         1.97          1.92        (0.05)       (0.05)
Six Months Ended April 30, 2007
   (Unaudited)                         12.44      (0.04)         1.29          1.25           --           --
---------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)    $ 10.00      (0.05)         0.60          0.55           --           --
Year Ended October 31, 2006            10.55      (0.04)         1.95          1.91        (0.05)       (0.05)
Six Months Ended April 30, 2007
   (Unaudited)                         12.41      (0.03)         1.30          1.27           --           --
---------------------------------------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                            -------------------------------------------------------------------
                                                                                       RATIO OF NET
                                                            NET ASSETS     RATIO OF     INVESTMENT      RATIO OF
                                      NET ASSET             AT END OF    EXPENSES TO   INCOME (LOSS)   EXPENSES TO
                                     VALUE, END    TOTAL      PERIOD       AVERAGE      TO AVERAGE     AVERAGE NET   PORTFOLIO
                                      OF PERIOD  RETURN(b)   (000'S)    NET ASSETS(c)  NET ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)     $ 10.60       6.00%    $   726        1.50%         (0.20)%        11.72%        49.10%
Year Ended October 31, 2006             12.57      19.15%      4,116        1.50%          0.05%          3.52%        48.46%
Six Months Ended April 30, 2007
   (Unaudited)                          13.89      10.50%      5,552        1.50%         (0.07)%         2.44%        20.83%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)     $ 10.57       5.70%    $   700        2.25%         (1.01)%        11.63%        49.10%
Year Ended October 31, 2006             12.44      18.25%      2,998        2.25%         (0.70)%         4.33%        48.46%
Six Months Ended April 30, 2007
   (Unaudited)                          13.69      10.05%      4,142        2.25%         (0.82)%         3.19%        20.83%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)     $ 10.55       5.50%    $    21        2.25%         (1.15)%         9.79%        49.10%
Year Ended October 31, 2006             12.41      18.19%        229        2.25%         (0.69)%         4.20%        48.46%
Six Months Ended April 30, 2007
   (Unaudited)                          13.68      10.23%        285        2.25%         (0.79)%         3.20%        20.83%
-------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 14, 2005.

(g)   Rounds to less than $0.01.

(h)   Class B Shares commenced operations on February 9, 2005.

(i)   Class C Shares commenced operations on June 10, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.           HSBC INVESTOR LIFELINE FUNDS     28

--------------------------------------------------------------------------------
HSBC INVESTOR GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                       INVESTMENT ACTIVITIES                        DIVIDENDS
                                               --------------------------------------  -----------------------------------
                                                            NET REALIZED
                                                           AND UNREALIZED                              NET
                                    NET ASSET     NET          GAINS                                 REALIZED
                                      VALUE,   INVESTMENT  (LOSSES) FROM   TOTAL FROM     NET       GAINS FROM
                                    BEGINNING    INCOME      INVESTMENT    INVESTMENT  INVESTMENT   INVESTMENT     TOTAL
                                    OF PERIOD    (LOSS)     TRANSACTIONS   ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)    $ 10.00      0.02          0.70          0.72          --           --          --
Year Ended October 31, 2006            10.72      0.07          1.69          1.76          --        (0.03)      (0.03)
Six Months Ended April 30, 2007
   (Unaudited)                         12.45      0.05          1.11          1.16       (0.08)       (0.09)      (0.17)
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)    $ 10.00     (0.01)         0.79          0.78          --           --          --
Year Ended October 31, 2006            10.78      0.02          1.66          1.68          --        (0.03)      (0.03)
Six Months Ended April 30, 2007
   (Unaudited)                         12.43      0.01          1.10          1.11       (0.02)       (0.09)      (0.11)
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)    $ 10.00     (0.02)         0.84          0.82          --           --          --
Year Ended October 31, 2006            10.82      0.02          1.67          1.69          --        (0.03)      (0.03)
Six Months Ended April 30, 2007
   (Unaudited)                         12.48      0.00(j)       1.11          1.11       (0.01)       (0.09)      (0.10)
--------------------------------------------------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTARY DATA
                                                            --------------------------------------------------------------------
                                                                                         RATIO OF NET
                                                            NET ASSETS     RATIO OF       INVESTMENT     RATIO OF
                                     NET ASSET               AT END OF    EXPENSES TO   INCOME (LOSS)   EXPENSES TO
                                    VALUE, END    TOTAL       PERIOD        AVERAGE       TO AVERAGE    AVERAGE NET   PORTFOLIO
                                     OF PERIOD  RETURN(b)     (000'S)    NET ASSETS(c)  NET ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)    $ 10.72      7.20%      $  2,814        1.50%          0.42%          5.19%        69.23%
Year Ended October 31, 2006            12.45     16.41%        12,562        1.50%          0.87%          2.19%        80.30%
Six Months Ended April 30, 2007
   (Unaudited)                         13.44      9.42%(g)     17,910        1.50%          0.80%          1.73%        42.35%
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)    $ 10.78      7.80%      $  2,670        2.25%         (0.38)%         5.74%        69.23%
Year Ended October 31, 2006            12.43     15.57%         8,702        2.25%          0.11%          2.94%        80.30%
Six Months Ended April 30, 2007
   (Unaudited)                         13.43      8.92%(g)     11,567        2.25%          0.05%          2.48%        42.35%
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)    $ 10.82      8.20%      $    106        2.25%         (0.55)%         5.24%        69.23%
Year Ended October 31, 2006            12.48     15.61%           585        2.25%          0.14%          2.90%        80.30%
Six Months Ended April 30, 2007
   (Unaudited)                         13.49      8.95%(g)        791        2.25%          0.01%          2.48%        42.35%
--------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 8, 2005.

(g) During the period ended April 30, 2007, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.25%, 0.24% and 0.25% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)   Class B Shares commenced operations on February 1, 2005.

(i)   Class C Shares commenced operations on April 27, 2005.

(j)   Rounds to less than $0.01.

29     HSBC INVESTOR LIFELINE FUNDS          SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                      INVESTMENT ACTIVITIES                          DIVIDENDS
                                              ---------------------------------------   -----------------------------------
                                                           NET REALIZED
                                                          AND UNREALIZED                                NET
                                   NET ASSET                  GAINS                                   REALIZED
                                     VALUE,       NET     (LOSSES) FROM    TOTAL FROM      NET       GAINS FROM
                                   BEGINNING  INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT    TOTAL
                                   OF PERIOD    INCOME     TRANSACTIONS    ACTIVITIES     INCOME    TRANSACTIONS  DIVIDENDS
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)   $ 10.00      0.04          0.45           0.49          --(g)         --         --(g)
Year Ended October 31, 2006           10.49      0.17          1.23           1.40       (0.17)        (0.01)     (0.18)
Six Months Ended April 30, 2007
   (Unaudited)                        11.71      0.10          0.83           0.93       (0.09)        (0.10)     (0.19)
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (i)   $ 10.00      0.01          0.49           0.50          --(g)         --         --(g)
Year Ended October 31, 2006           10.50      0.09          1.22           1.31       (0.08)        (0.01)     (0.09)
Six Months Ended April 30, 2007
   (Unaudited)                        11.72      0.05          0.83           0.88       (0.05)        (0.10)     (0.15)
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (j)   $ 10.00        --(g)       0.28           0.28          --            --         --
Year Ended October 31, 2006           10.28      0.09          1.19           1.28       (0.08)        (0.01)     (0.09)
Six Months Ended April 30, 2007
   (Unaudited)                        11.47      0.05          0.81           0.86       (0.05)        (0.10)     (0.15)
---------------------------------------------------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                            -------------------------------------------------------------------
                                                                                       RATIO OF NET
                                                            NET ASSETS     RATIO OF     INVESTMENT      RATIO OF
                                     NET ASSET              AT END OF    EXPENSES TO     INCOME TO    EXPENSES TO
                                     VALUE, END    TOTAL      PERIOD       AVERAGE        AVERAGE     AVERAGE NET    PORTFOLIO
                                     OF PERIOD   RETURN(b)   (000'S)    NET ASSETS(c)  NET ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)     $ 10.49       4.94%    $  3,241       1.50%          0.95%          4.30%        84.55%
Year Ended October 31, 2006             11.71      13.40%      11,973       1.50%          1.65%          2.12%       101.57%
Six Months Ended April 30, 2007
   (Unaudited)                          12.45       8.00%(h)   16,155       1.50%          1.66%          1.70%        57.45%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (i)     $ 10.50       5.03%    $  3,604       2.25%          0.18%          5.01%        84.55%
Year Ended October 31, 2006             11.72      12.45%      10,731       2.25%          0.91%          2.87%       101.57%
Six Months Ended April 30, 2007
   (Unaudited)                          12.45       7.58%(h)   14,184       2.25%          0.91%          2.44%        57.45%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (j)     $ 10.28       2.80%    $    278       2.25%          0.05%          4.69%        84.55%
Year Ended October 31, 2006             11.47      12.53%         763       2.25%          0.87%          2.83%       101.57%
Six Months Ended April 30, 2007
   (Unaudited)                          12.18       7.58%(h)    1,167       2.25%          0.93%          2.44%        57.45%
-------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 3, 2005.

(g)   Rounds to less than $0.01.

(h) During the period ended April 30, 2007, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.43%, 0.43% and 0.44% for Class A Shares, Class B Shares and Class C Shares, respectively

(i)   Class B Shares commenced operations on February 1, 2005.

(j)   Class C Shares commenced operations on June 10, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.           HSBC INVESTOR LIFELINE FUNDS     30

--------------------------------------------------------------------------------
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                       INVESTMENT ACTIVITIES                       DIVIDENDS
                                               --------------------------------------  -----------------------------------
                                                            NET REALIZED
                                                           AND UNREALIZED                             NET
                                    NET ASSET                  GAINS                                REALIZED
                                      VALUE,      NET      (LOSSES) FROM   TOTAL FROM      NET     GAINS FROM
                                    BEGINNING  INVESTMENT    INVESTMENT    INVESTMENT  INVESTMENT  INVESTMENT      TOTAL
                                    OF PERIOD    INCOME     TRANSACTIONS   ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)    $ 10.00      0.04          0.26          0.30       (0.01)          --       (0.01)
Year Ended October 31, 2006            10.29      0.22          0.85          1.07       (0.25)          --       (0.25)
Six Months Ended April 30, 2007
   (Unaudited)                         11.11      0.13          0.57          0.70       (0.12)       (0.12)      (0.24)
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)    $ 10.00      0.03          0.16          0.19          --(i)        --          --(i)
Year Ended October 31, 2006            10.19      0.15          0.83          0.98       (0.16)          --       (0.16)
Six Months Ended April 30, 2007
   (Unaudited)                         11.01      0.09          0.56          0.65       (0.09)       (0.12)      (0.21)
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (j)    $ 10.00      0.03          0.38          0.41          --           --          --
Year Ended October 31, 2006            10.41      0.15          0.85          1.00       (0.17)          --       (0.17)
Six Months Ended April 30, 2007
   (Unaudited)                         11.24      0.10          0.57          0.67       (0.09)       (0.12)      (0.21)
--------------------------------------------------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                           -------------------------------------------------------------------
                                                                                      RATIO OF NET
                                                           NET ASSETS    RATIO OF      INVESTMENT     RATIO OF
                                    NET ASSET              AT END OF    EXPENSES TO     INCOME TO    EXPENSES TO
                                    VALUE, END   TOTAL       PERIOD       AVERAGE        AVERAGE      AVERAGE NET   PORTFOLIO
                                    OF PERIOD   RETURN(b)    (000'S)   NET ASSETS(c)  NET ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)     $ 10.29    2.96%      $ 1,054        1.50%           1.28%         8.01%        72.14%
Year Ended October 31, 2006             11.11   10.48%        3,069        1.50%           2.33%         3.22%        96.58%
Six Months Ended April 30, 2007
   (Unaudited)                          11.57    6.44%(g)     3,929        1.50%           2.49%         2.41%        56.94%
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)     $ 10.19    1.92%      $ 1,306        2.25%           0.53%         9.21%        72.14%
Year Ended October 31, 2006             11.01    9.65%        2,567        2.25%           1.54%         3.98%        96.58%
Six Months Ended April 30, 2007
   (Unaudited)                          11.45    6.00%(g)     3,279        2.25%           1.74%         3.16%        56.94%
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (j)     $ 10.41    4.10%      $    82        2.25%           0.66%         7.94%        72.14%
Year Ended October 31, 2006             11.24    9.66%          320        2.25%           1.56%         3.92%        96.58%
Six Months Ended April 30, 2007
   (Unaudited)                          11.70    6.05%(g)       425        2.25%           1.74%         3.16%        56.94%
------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 23, 2005.

(g) During the period ended April 30, 2007, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.55%, 0.56% and 0.55% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)   Class B Shares commenced operations on February 17, 2005.

(i)   Rounds to less than $0.01.

(j)   Class C Shares commenced operations on April 19, 2005.

31     HSBC INVESTOR LIFELINE FUNDS           SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                       INVESTMENT ACTIVITIES                       DIVIDENDS
                                               --------------------------------------  -----------------------------------
                                                            NET REALIZED
                                                           AND UNREALIZED                             NET
                                    NET ASSET                  GAINS                                REALIZED
                                      VALUE,      NET      (LOSSES) FROM   TOTAL FROM      NET     GAINS FROM
                                    BEGINNING  INVESTMENT    INVESTMENT    INVESTMENT  INVESTMENT  INVESTMENT      TOTAL
                                    OF PERIOD    INCOME     TRANSACTIONS   ACTIVITIES    INCOME    TRANSACTIONS  DIVIDENDS
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)    $ 10.00      0.11          0.01          0.12       (0.11)          --       (0.11)
Year Ended October 31, 2006            10.01      0.32*         0.29          0.61       (0.33)          --       (0.33)
Six Months Ended April 30, 2007
   (Unaudited)                         10.29      0.18          0.35          0.53       (0.18)       (0.01)      (0.19)
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)    $ 10.00      0.06          0.01          0.07       (0.04)          --       (0.04)
Year Ended October 31, 2006            10.03      0.24*         0.30          0.54       (0.26)          --       (0.26)
Six Months Ended April 30, 2007
   (Unaudited)                         10.31      0.14          0.36          0.50       (0.14)       (0.01)      (0.15)
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)    $ 10.00      0.06          0.08          0.14       (0.06)          --       (0.06)
Year Ended October 31, 2006            10.08      0.22*         0.27          0.49       (0.23)          --       (0.23)
Six Months Ended April 30, 2007
   (Unaudited)                         10.34      0.14          0.35          0.49       (0.14)       (0.01)      (0.15)
----------------------------------------------------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                           -------------------------------------------------------------------
                                                                                      RATIO OF NET
                                                           NET ASSETS    RATIO OF      INVESTMENT     RATIO OF
                                    NET ASSET              AT END OF    EXPENSES TO     INCOME TO    EXPENSES TO
                                    VALUE, END   TOTAL       PERIOD       AVERAGE        AVERAGE      AVERAGE NET   PORTFOLIO
                                    OF PERIOD   RETURN(b)    (000'S)   NET ASSETS(c)  NET ASSETS(c)  ASSETS(c)(d)  TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2005 (f)     $ 10.01    1.18%      $   419        1.50%           1.79%        14.10%        79.90%
Year Ended October 31, 2006             10.29    6.19%        1,320        1.50%           3.19%         5.50%       110.57%
Six Months Ended April 30, 2007
   (Unaudited)                          10.63    5.13%(g)     1,638        1.50%           3.39%         4.61%        70.40%
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2005 (h)     $ 10.03    0.68%      $   478        2.25%           1.21%        12.16%        79.90%
Year Ended October 31, 2006             10.31    5.40%          763        2.25%           2.39%         6.43%       110.57%
Six Months Ended April 30, 2007
   (Unaudited)                          10.66    4.85%(g)       944        2.25%           2.64%         5.36%        70.40%
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (i)     $ 10.08    1.41%      $   245        2.25%           1.24%         9.60%        79.90%
Year Ended October 31, 2006             10.34    4.92%           23        2.25%           2.15%         6.58%       110.57%
Six Months Ended April 30, 2007
   (Unaudited)                          10.68    4.76%(g)        24        2.25%           2.64%         5.37%        70.40%
------------------------------------------------------------------------------------------------------------------------------

*     Calculated based on average shares outstanding.

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 8, 2005.

(g) During the period ended April 30, 2007, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.17%, 1.17% and 1.17% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)   Class B Shares commenced operations on February 14, 2005.

(i)   Class C Shares commenced operations on May 4, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.           HSBC INVESTOR LIFELINE FUNDS     32

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED)

1.    ORGANIZATION:

            The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of April 30, 2007, the Trust is comprised of 24 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 5 funds (individually a "Fund", collectively the "LifeLine Funds"):

FUND                                                    SHORT NAME
----                                                    -----------
HSBC Investor Aggressive Growth Strategy Fund           Aggressive Growth Fund
HSBC Investor Growth Strategy Fund                      Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund             Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund         Conservative Growth Fund
HSBC Investor Conservative Income Strategy Fund         Conservative Income Fund

            Financial statements for all other funds of the HSBC Investor Family of Funds are published separately.

            The HSBC Investor Money Market Fund (the "Money Market Fund") is an open-end management investment company and, like each LifeLine Fund, is a diversified series of the Trust.

            The LifeLine Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in the Portfolios and the Money Market Fund (collectively the "Underlying Portfolios") per the following schedule from November 1, 2006 to April 30, 2007:

      LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                    AGGRESSIVE    GROWTH    MODERATE   CONSERVATIVE   CONSERVATIVE
                                      GROWTH     STRATEGY    GROWTH       GROWTH         INCOME
UNDERLYING PORTFOLIOS                  FUND        FUND       FUND         FUND           FUND
---------------------               ----------   --------   --------   ------------   ------------
Core Plus Fixed Income Portfolio          None         15%        26%            25%            15%
High Yield Fixed Income Portfolio         None          2%         5%             8%            10%
Intermediate Duration Fixed
   Income Portfolio                       None       None       None              3%            25%
Growth Portfolio                            21%        21%        19%            15%             8%
International Equity Portfolio              23%        20%        15%            10%             4%
Opportunity Portfolio                       34%        20%        11%             4%          None
Value Portfolio                             21%        21%        18%            14%             8%
Money Market Fund                            1%         1%         6%            21%            30%
                                    ----------   --------   --------   ------------   ------------
Total                                      100%       100%       100%           100%           100%
                                    ----------   --------   --------   ------------   ------------

            The HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Intermediate Duration Fixed Income Portfolio, HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio (formerly the HSBC Investor Small Cap Equity Portfolio) and the HSBC Investor Value Portfolio (individually a "Portfolio," collectively the "Portfolios") are diversified series of the HSBC Investor Portfolios (the "Portfolio Trust"). The Portfolios operate as master funds in master-feeder arrangements.

            The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the LifeLine Funds.

            The LifeLine Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class R Shares (currently not operational with assets). Class A Shares of the Aggressive Growth Fund, Growth Strategy Fund, Moderate Growth Fund, and the Conservative Growth Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price while Class A Shares of the Conservative Income Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. The Class B Shares of the LifeLine Funds are offered without any front-

33     HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      end sales charge but will be subject to a contingent deferred sales charge ("CDSC") ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the LifeLine Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class R Shares of the Funds. Each class of shares in the LifeLine Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

            Under the Trust's organizational documents, the LifeLine Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LifeLine Funds. In addition, in the normal course of business, the LifeLine Funds enter into contracts with service providers, which also provide for indemnifications by the LifeLine Funds. The LifeLine Funds' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the LifeLine Funds. However, based on experience, the LifeLine Funds expect that risk of loss to be remote.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of the significant accounting policies followed by the LifeLine Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

            The LifeLine Funds record their investments in the Underlying Portfolios at fair value. The LifeLine Funds record their investments in the Money Market Fund at the respective net asset value reported by the fund. The underlying securities of the Portfolios and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed in the notes to those financial statements.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            The LifeLine Funds record daily their pro-rata income, expenses and unrealized/realized gains and losses derived from their respective Portfolio. Dividend income is recorded on the ex-dividend date for the Money Market Fund. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the LifeLine Funds accrue their own expenses daily as incurred.

      ALLOCATIONS:

            Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all LifeLine Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

      DIVIDENDS TO SHAREHOLDERS:

            The Conservative Income Fund declares and distributes all net investment income as dividends to its shareholders monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Moderate Growth Fund and Conservative Growth Fund, and annually in the case of the Aggressive Growth Fund and Growth Strategy Fund.

            The LifeLine Funds' net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the LifeLine Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

            The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market

                                             HSBC INVESTOR LIFELINE FUNDS     34

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g., wash losses and post-october loss deferrals) do not require reclassification. The LifeLine Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

      REDEMPTION FEE:

            A redemption fee of 2.00% will be charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the period ended April 30, 2007, the following LifeLine Funds collected redemption fees as follows:

            FUND                                            FEES COLLECTED
            ----                                            --------------
            Aggressive Growth Fund ......................      $ 1,544
            Growth Strategy Fund. .......................          415
            Moderate Growth Fund. .......................          346
            Conservative Growth Fund ....................           2

      FEDERAL INCOME TAXES:

            Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

      NEW ACCOUNTING PRONOUNCEMENTS:

            In September 2006 the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

            On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT MANAGEMENT:

            HSBC Investments (USA) Inc. ("HSBC" or the "Investment Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the LifeLine Funds. As Investment Adviser, HSBC manages the investments of the LifeLine Funds and continuously reviews, supervises and administers the LifeLine Funds' investments. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.05% for each Fund.

35     HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      ADMINISTRATION:

            HSBC serves the LifeLine Funds as Administrator. Under the terms of the administration agreement effective April 1, 2007, HSBC receives from the LifeLine Funds a fee, accrued daily and paid monthly, at an annual rate of:

            BASED ON AVERAGE DAILY NET ASSETS                          FEE RATE
            ---------------------------------                          --------
            Up to $12 billion ......................................     0.0525%
            In excess of $12 billion ...............................     0.0350%

            Prior to April 1, 2007, under the terms of the administration agreement, the LifeLine Funds paid fees under the following schedule:

            BASED ON AVERAGE DAILY NET ASSETS                          FEE RATE
            ---------------------------------                          --------
            Up to $8 billion .......................................      0.075%
            In excess of $8 billion but not exceeding
               $9.25 billion .......................................      0.070%
            In excess of $9.25 billion but not exceeding
               $12 billion .........................................      0.050%
            In excess of $12 billion ...............................      0.030%

            The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets. For assets invested in Underlying Portfolios by LifeLine Funds, the Portfolios pay half of the administration fee and the LifeLine Funds pay half, for a combination of the total fee rate above.

            The administration fees accrued for each class by Fund, of which 50% of such fees are deemed to be class specific, are as follows:

                              AGGRESSIVE                    MODERATE   CONSERVATIVE    CONSERVATIVE
                                GROWTH          GROWTH       GROWTH       GROWTH          INCOME
                            STRATEGY FUND   STRATEGY FUND     FUND         FUND            FUND
                            -------------   -------------   --------   ------------   -------------
Class A ................    $         857   $       2,622   $  2,442   $        607    $        260
Class B ................              623           1,779      2,155            505             142
Class C ................               37             130        154             65               5
                            -------------   -------------   --------   ------------   -------------
   Total ...............    $       1,517   $       4,531   $  4,751   $      1,177    $        407
                            =============   =============   ========   ============   =============

            Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's sub-administrator to each Fund subject to the general supervision of the Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

            Under a Compliance Services Agreement between the Trusts and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Trust's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $125,400 for the period ended April 30, 2007, plus reimbursement of certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as "Compliance Service." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      DISTRIBUTION PLAN:

            BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves the LifeLine Funds as Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the LifeLine Funds, respectively. BISYS, as Distributor, also received $628,841, $317,220 and $9,887 in commissions from sales of HSBC Investor Family of Funds, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $627,519, $317,220 and $9,517 were reallowed to affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

                                             HSBC INVESTOR LIFELINE FUNDS     36

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      SHAREHOLDER SERVICING:

            The Trust has adopted an Administrative Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee up to 0.25%, 0.25%, 0.25%, and 0.75% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, Class C Shares, and Class R Shares of the Lifeline Funds, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Administrative Services Plan currently are not intended to exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares, 1.00% of the average daily net assets of Class B Shares and Class C Shares, and 0.75% of the average daily net assets of Class R Shares.

      FUND ACCOUNTING, TRANSFER AGENCY, CUSTODIAN AND TRUSTEE:

            BISYS Ohio provides fund accounting and transfer agency services for each Fund. As transfer agent for the LifeLine Funds, BISYS receives a fee based on the number of LifeLine Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the LifeLine Funds, BISYS receives an annual fee per Fund and share class, subject to minimums and reimbursement of certain expenses. Prior to April 6, 2007, HSBC Bank was the named Custodian for the LifeLine Funds, however, the LifeLine Funds maintained no securities for which such services were rendered during the period. The Northern Trust Company serves as custodian effective April 6, 2007.

            Each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

      FEE REDUCTIONS:

            The Investment Adviser has agreed to contractually limit through March 1, 2008 the total expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses of the LifeLine Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A 1.50%, Class B 2.25%, Class C 2.25%, and Class R 2.00%.

            The Administrator and BISYS Ohio may voluntarily waive/reimburse fees to help support the expense limits of each Fund. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts waived/reimbursed by the Investment Adviser, Administrator, and BISYS Ohio are reported separately on the Statements of Operations, as applicable. All contractual and any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

4.    INVESTMENT TRANSACTIONS:

            Aggregate contributions and withdrawals of the Underlying Portfolios for the period ended April 30, 2007 totaled:

                                                     CONTRIBUTIONS   WITHDRAWALS
                                                     -------------   -----------
            Aggressive Growth Fund ...............   $   2,550,516   $   747,201
            Growth Strategy Fund .................       6,986,484     1,035,021
            Moderate Growth Fund .................       6,569,940     1,184,999
            Conservative Growth Fund .............       1,399,258       457,352
            Conservative Income Fund .............         360,585       134,773

5.    LEGAL AND REGULATORY MATTERS:

            On September 26, 2006 BISYS Fund Services, Inc. ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the LifeLine Funds as described in footnote 3, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the LifeLine Funds' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the LifeLine Funds' management is currently unable to determine the impact, if any, of such matters on the LifeLine Funds or the LifeLine Funds' financial statements, management does not anticipate a material, adverse impact to the LifeLine Funds or the LifeLine Funds' financial statements.

37    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

                      TABLE OF SHAREHOLDERS EXPENSES (UNAUDITED)--APRIL 30, 2007

            As a shareholder of the HSBC Investor LifeLine Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and shareholder servicing fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor LifeLine Funds and to compare these costs with the ongoing costs of investing in other mutual funds."

            These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

      ACTUAL EXPENSES

            The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING          EXPENSE PAID       EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                  11/1/06         4/30/07      11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                               -------------   -------------   -----------------   -----------------
Aggressive Growth Strategy Fund      Class A    $ 1,000.00      $ 1,105.00          $  7.83              1.50%
                                     Class B      1,000.00        1,100.50            11.72              2.25%
                                     Class C      1,000.00        1,102.30            11.73              2.25%

Growth Strategy Fund                 Class A      1,000.00        1,094.20             7.79              1.50%
                                     Class B      1,000.00        1,089.20            11.66              2.25%
                                     Class C      1,000.00        1,089.50            11.66              2.25%

Moderate Growth Strategy Fund        Class A      1,000.00        1,080.00             7.74              1.50%
                                     Class B      1,000.00        1,075.80            11.58              2.25%
                                     Class C      1,000.00        1,075.80            11.58              2.25%

Conservative Growth Strategy Fund    Class A      1,000.00        1,064.40             7.68              1.50%
                                     Class B      1,000.00        1,060.00            11.49              2.25%
                                     Class C      1,000.00        1,060.50            11.50              2.25%

Conservative Income Strategy Fund    Class A      1,000.00        1,051.30             7.63              1.50%
                                     Class B      1,000.00        1,048.50            11.43              2.25%
                                     Class C      1,000.00        1,047.60            11.42              2.25%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                             HSBC INVESTOR LIFELINE FUNDS     38

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

TABLE OF SHAREHOLDERS EXPENSES (UNAUDITED)--APRIL 30, 2007 (CONTINUED)

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor LifeLine Funds's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING        ENDING          EXPENSE PAID       EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                  11/1/06         4/30/07      11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                               -------------   -------------   -----------------   -----------------
Aggressive Growth Strategy Fund      Class A    $ 1,000.00      $ 1,017.36          $  7.50              1.50%
                                     Class B      1,000.00        1,013.64            11.23              2.25%
                                     Class C      1,000.00        1,013.64            11.23              2.25%

Growth Strategy Fund                 Class A      1,000.00        1,017.36             7.50              1.50%
                                     Class B      1,000.00        1,013.64            11.23              2.25%
                                     Class C      1,000.00        1,013.64            11.23              2.25%

Moderate Growth Strategy Fund        Class A      1,000.00        1,017.36             7.50              1.50%
                                     Class B      1,000.00        1,013.64            11.23              2.25%
                                     Class C      1,000.00        1,013.64            11.23              2.25%

Conservative Growth Strategy Fund    Class A      1,000.00        1,017.36             7.50              1.50%
                                     Class B      1,000.00        1,013.64            11.23              2.25%
                                     Class C      1,000.00        1,013.64            11.23              2.25%

Conservative Income Strategy Fund    Class A      1,000.00        1,017.36             7.50              1.50%
                                     Class B      1,000.00        1,013.64            11.23              2.25%
                                     Class C      1,000.00        1,013.64            11.23              2.25%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

39     HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                   SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS--50.5%
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
FEDERAL HOME LOAN MORTGAGE CORP. - 10.9%
Pool #1B2655 4.14%, 12/1/34 (a) ...................    1,302,806      1,306,984
Pool #1J1313 6.51%, 6/1/36 (a) ....................    1,750,536      1,778,403
Pool #C00368 8.50%, 10/1/24 .......................       29,696         31,903
Pool #C00922 8.00%, 2/1/30 ........................      196,134        206,918
Pool #C54447 7.00%, 7/1/31 ........................       39,106         40,692
Pool #C60712 6.50%, 11/1/31 .......................      620,115        639,577
Pool #C80387 6.50%, 4/1/26 ........................       31,412         32,329
Pool #D62926 6.50%, 8/1/25 ........................       20,074         20,629
Pool #G01317 7.00%, 10/1/31 .......................      154,077        160,325
Pool #G12317 5.50%, 8/1/21 ........................    1,239,599      1,241,320
TBA May
   5.50%, 5/15/37 .................................    5,950,000      5,883,063
   6.00%, 5/15/37 .................................    1,900,000      1,915,438
                                                                   ------------
                                                                     13,257,581
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.9%
Pool #253438 8.50%, 9/1/30 ........................       47,352         51,033
Pool #329530 7.00%, 12/1/25 .......................       82,375         86,045
Pool #329655 7.00%, 11/1/25 .......................       39,840         41,615
Pool #356905 7.41%, 10/1/36 (a) ...................      200,439        202,909
Pool #398958 6.50%, 10/1/12 .......................       62,067         63,567
Pool #535332 8.50%, 4/1/30 ........................       44,800         48,261
Pool #535440 8.50%, 8/1/30 ........................       50,554         54,485
Pool #548965 8.50%, 7/1/30 ........................       51,214         55,197
Pool #568486 7.00%, 1/1/31 ........................       39,494         41,320
Pool #573752 8.50%, 2/1/31 ........................       42,505         45,810
Pool #575328 6.50%, 4/1/31 ........................       50,045         51,604
Pool #781922 5.00%, 2/1/21 ........................    2,532,059      2,496,248
TBA May
   6.50%, 5/1/35 ..................................    1,910,000      1,949,992
   6.00%, 5/15/36 .................................    4,200,000      4,231,500
   5.00%, 5/15/37 .................................    7,370,000      7,118,963
   5.50%, 5/15/37 .................................    6,610,000      6,535,637
                                                                   ------------
                                                                     23,074,186
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 20.7%
Pool #346406 7.50%, 2/15/23 .......................       50,850         53,237
Pool #412530 7.50%, 12/15/25 ......................       77,611         81,376
Pool #781300 7.00%, 6/15/31 .......................      146,195        153,434
TBA May 6.00%, 5/15/37 ............................    1,080,000      1,094,513
U.S. Treasury Bonds, 4.50%, 2/15/36 ...............    4,630,000      4,390,541
U.S. Treasury Notes
   4.75%, 2/28/09 .................................    3,000,000      3,004,452
   4.75%, 2/15/10 .................................      870,000        874,826
   4.75%, 1/31/12 .................................    1,480,000      1,494,396
   4.63%, 2/29/12 .................................      650,000        652,945
   4.50%, 3/31/12 .................................    1,520,000      1,518,754
   4.25%, 8/15/14 .................................    3,800,000      3,722,963
   4.63%, 11/15/16 ................................    6,485,000      6,480,947
   4.63%, 2/15/17 .................................    1,761,000      1,760,174
                                                                   ------------
                                                                     25,282,558
                                                                   ------------
TOTAL U.S. GOVERNMENT AND
   GOVERNMENT AGENCY
   OBLIGATIONS (COST $61,558,510) .................                  61,614,325
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--25.7%
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)      VALUE($)
                                                      ----------   ------------
BANKING - 0.3%
J.P. Morgan Chase Bank N.A., 2.53%,
   1/3/12 (b)(c) ..................................      845,000        418,242
                                                                   ------------
                                                                        418,242
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 0.9%
Martin Marietta Materials, Inc.,
   5.51%, 4/30/10 (a) .............................      600,000        599,833
Masco Corp., 5.66%, 3/12/10 (a) ...................      550,000        551,075
                                                                   ------------
                                                                      1,150,908
                                                                   ------------
COLLEGES & UNIVERSITIES - 1.8%
Tulane University of Louisiana, 6.16%,
   11/15/12 (a)(d) ................................    2,200,000      2,211,000
                                                                   ------------
                                                                      2,211,000
                                                                   ------------
COSMETICS - 1.0%
Estee Lauder Co., Inc., 5.55%, 5/15/17 ............    1,200,000      1,203,689
                                                                   ------------
                                                                      1,203,689
                                                                   ------------
ELECTRIC - 0.8%
Progress Energy, Inc., 5.76%, 11/14/08,
   Callable 5/14/07 @ 100 (a) .....................    1,000,000      1,000,851
                                                                   ------------
                                                                      1,000,851
                                                                   ------------
FINANCE - 9.2%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08 .................................    2,000,000      1,977,918
   5.80%, 1/12/09 .................................    1,250,000      1,229,151
General Motors Acceptance Corp., 4.38%,
   12/10/07 .......................................    2,250,000      2,224,303
International Lease Finance Corp., 5.68%,
   7/11/11 (a) ....................................    1,000,000      1,007,175
J.P. Morgan Chase & Co., 5.45%,
   2/22/12 (a) ....................................    2,000,000      1,997,918
Preferred Term Securities XXII Ltd., 5.69%,
   9/22/36, Callable 6/22/11 @ 100 (a)(d) .........    1,100,000      1,099,450
Preferred Term Securities Ltd., 8.79%, 9/15/30,
   Callable 9/15/10 @ 104.395 (d) .................      895,548      1,010,850
Xtra Finance Corp., 5.15%, 4/1/17 (d) .............      750,000        736,951
                                                                   ------------
                                                                     11,283,716
                                                                   ------------
MEDIA - 0.5%
News America Holdings, 7.90%, 12/1/95 .............      500,000        575,565
                                                                   ------------
                                                                        575,565
                                                                   ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.10%, 12/18/09 (a) ..................      550,000        553,441
                                                                   ------------
                                                                        553,441
                                                                   ------------
RESTAURANTS - 1.0%
Dominos Pizza Master Issuer LLC, 5.26%,
   4/25/37 (d) ....................................    1,200,000      1,199,813
                                                                   ------------
                                                                      1,199,813
                                                                   ------------
RETAIL - 2.8%
Federated Retail Holdings, 6.38%, 3/15/37 .........    1,250,000      1,234,247
Home Depot, Inc., 5.48%, 12/16/09,
   Callable 6/16/08 @ 100 (a) .....................    1,250,000      1,251,504
Wal-Mart Stores Inc., 5.88%, 4/5/27 ...............      900,000        906,802
                                                                   ------------
                                                                      3,392,553
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     40

--------------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
TELECOMMUNICATIONS - 3.8%
AOL Time Warner, Inc., 7.70%, 5/1/32 ...............     500,000        571,334
AT&T, Inc.
   5.10%, 9/15/14 ..................................   1,150,000      1,129,183
   5.46%, 2/5/10 (a) ...............................   1,250,000      1,251,045
Bellsouth Telecommunications, 7.00%,
   12/1/95 .........................................     700,000        727,519
Time Warner Entertainment Co., 8.38%,
   3/15/23 .........................................     800,000        952,878
                                                                   ------------
                                                                      4,631,959
                                                                   ------------
TRANSPORTATION - 3.1%
Burlington North Santa Fe
   5.65%, 5/1/17 ...................................     600,000        602,680
   7.57%, 1/2/21 ...................................     298,615        332,072
Continental Airlines, Inc., 5.98%, 4/19/22 .........   1,000,000        995,000
Union Pacific Corp.
   5.65%, 5/1/17 ...................................     600,000        602,661
   6.85%, 1/2/19 ...................................   1,161,581      1,248,583
                                                                   ------------
                                                                      3,780,996
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
   (COST $31,313,691)                                                31,402,733
                                                                   ------------

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--13.0%
--------------------------------------------------------------------------------

Americredit Auto Receivables Trust,
   Series 2005-CF, Class A3, 4.47%, 5/6/10 .........   1,452,139      1,447,406
Asset Backed Funding Certificates,
   Series 2003-AHL1, Class A1, 3.68%,
   3/25/33 .........................................     738,743        726,280
Cairn Mezzanine plc, Series 2007-3A,
   Class B1, 6.26%, 8/13/47 (a) ....................     905,000        887,890
Capital Auto Receivables Asset Trust,
   Series 2006-1, Class A2A, 5.03%, 9/15/08 ........     721,296        720,694
Capital One Auto Finance Trust, Series 2006-B,
   Class A2, 5.53%, 5/15/09 ........................     396,012        396,173
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-WF2, Class AF2, 4.92%,
   8/25/35 .........................................     411,532        408,751
Countrywide Asset-Backed Certificates,
   Series 2006-S4, Class A3, 5.80%, 7/25/34 ........   1,060,000      1,059,566
GE Business Loan Trust, Series 2006-2A,
   Class A, 5.50%, 11/15/34 (a)(d) .................   1,501,782      1,499,564
GE Equipment Small Ticket LLC,
   Series 2005-2A, Class A3, 4.88%,
   10/22/09 (d) ....................................   2,000,000      1,993,511
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE3, Class A3, 5.81%,
   10/25/36 ........................................     900,000        902,102
MBNA Credit Card Master Note Trust,
   Series 2006-A4, Class A4, 5.31%,
   9/15/11 (a) .....................................   1,000,000        999,806
SLM Student Loan Trust, Series 2005-A,
   Class A1, 5.39%, 6/15/18 (a) ....................   1,657,105      1,656,923
Target Credit Card Master Trust, Series 2002-1,
   Class A, 5.47%, 6/27/11 (a) .....................   3,200,000      3,200,353
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
   (COST $15,894,531) ..............................                 15,899,019
                                                                   ------------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--13.6%
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)      VALUE($)
                                                      ----------   ------------
Banc of America Mortgage Securities,
   Series 2005-D, Class 2A4, 4.78%,
   5/25/35 (a) .....................................   1,100,000      1,089,139
Countrywide Home Loans, Series 2003-8,
   Class A2, 5.82%, 5/25/18 (a) ....................   1,035,349      1,043,988
Deutsche Mortgage Securities, Inc.,
   Series 2006-WF1, Class 1A1, 5.05%,
   6/26/35 (a)(d) ..................................   1,461,891      1,451,580
Fannie Mae, Series 2007-13, Class FA, 5.57%,
   3/25/37 (a) .....................................   1,969,871      1,974,560
Fannie Mae IO
   Series 270, Class 2, 8.50%, 9/1/23 (e) ..........      50,495         11,927
   Series 296, Class 2, 8.00%, 4/1/24 (e) ..........      60,423         13,579
   Series 2000-16, Class PS, 3.28%,
   10/25/29 (e) ....................................      44,704          1,416
   Series 2000-32, Class SV, 3.28%, 3/18/30 (e) ....      10,140            200
   Series 306, Class IO, 8.00%, 5/1/30 (e) .........      71,720         17,273
   Series 2001-4, Class SA, 2.23%, 2/17/31 (e) .....     241,886         16,766
FHA Weyerhauser, 7.43%, 1/1/24 (f)(g) ..............      33,651         33,651
Freddie Mac
   Series 2988, Class AF, 5.62%, 6/15/35 (a) .......   1,244,590      1,242,941
   Series 3212, Class BK, 5.40%, 9/15/36 ...........     900,000        891,395
Freddie Mac IO
   Series 1534, Class K, 2.03%, 6/15/23 (e) ........     155,152          9,930
   Series 2141, Class SD, 2.83%, 4/15/29 (e) .......     124,243         11,575
   Series 2247, Class SC, 2.18%, 8/15/30 (e) .......      73,620          3,863
Freddie Mac Reference Remic, Series R008,
   Class FK, 5.72%, 7/15/23 (a) ....................   1,573,821      1,583,530
Government National Mortgage Association IO
   Series 1999-32, Class SB, 2.68%,
   7/16/27 (e) .....................................       3,659             12
   Series 1999-30, Class SA, 2.68%, 4/16/29 (e) ....      87,057          5,495
   Series 1999-30, Class S, 3.28%, 8/16/29 (e) .....      67,206          5,342
Morgan Stanley Mortgage Loan Trust, Series
   2006-3AR, Class 2A3, 5.83%, 3/25/36 (a) .........   1,357,145      1,374,661
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 2A8, 5.62%, 1/25/37 (a) ..   2,216,640      2,213,404
   Series 2007-QS2, Class A4, 6.25%, 1/25/37 .......   1,107,727      1,104,631
Residential Asset Securitization Trust
   Series 2003-A15, Class 1A2, 5.77%,
   2/25/34 (a) .....................................   1,813,645      1,819,151
   Series 2006-A1, Class 1A3, 6.00%, 4/25/36 .......     656,323        662,013
                                                                   ------------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $16,529,876) ..............................                 16,582,022
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES--9.2%
--------------------------------------------------------------------------------

Bear Stearns Commercial Mortgage Securities,
   Series 2006-T24, Class A4, 5.43%, 10/12/41 ......   1,100,000      1,113,393
Citigroup Commercial Mortgage Trust,
   Series 2006-C5, Class A2, 5.38%, 10/15/49 .......   1,100,000      1,105,945
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2007-CD4, Class A2B, 5.21%,
   12/11/49 ........................................   1,300,000      1,300,192
Commercial Mortgage Pass-Through Certificate
   Series 2005-FL11, Class A1, 5.47%,
   11/15/17 (a)(d) .................................     300,187        300,218
Series 2006-FL12, Class A2, 5.42%,
   12/15/20 (a)(d) .................................   2,041,893      2,041,883

41     HSBC INVESTOR  PORTFOLIOS             SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES, CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
CWCapital Cobalt, Series 2006-C1, Class A2,
   5.17%, 8/15/48 .................................    1,232,000      1,228,614
DLJ Mortgage Acceptance Corp. IO,
   Series 1997-CF1, Class S, 0.90%,
   5/15/30 (e) (g) ................................       91,865          1,127
Greenwich Capital Commercial Funding Corp.,
   Series 2007-GG9, Class AM, 5.48%,
   3/10/39 ........................................      970,000        971,925
GS Mortgage Securities Corp. IO,
   Series 1997-GL, Class X2, 0.78%,
   7/13/30 (e) (g) ................................      136,256            799
LB-UBS Commercial Mortgage Trust,
   Series 2006-C6, Class A4, 5.37%, 9/15/39 .......    1,100,000      1,099,125
Morgan Stanley Capital I, Series 2006-HQ10,
   Class A4, 5.33%, 11/12/41 ......................    1,000,000        995,641
Washington Mutual Commercial Mortgage
   Securities Trust, Series 2006-SL1, Class A,
   5.30%, 11/23/43 (a)(d) .........................      992,089        993,174
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (COST $11,179,743) .............................                  11,152,036
                                                                   ------------

--------------------------------------------------------------------------------
FOREIGN BONDS--6.8%
--------------------------------------------------------------------------------

DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill, 13.00%,
   10/22/07 (c) ...................................      300,000        295,265
                                                                   ------------
                                                                        295,265
                                                                   ------------
ICELAND - 1.9%
Glitnir Banki HF, 5.83%, 1/18/12 (a)(d) ...........    1,000,000      1,005,262
Kaupthing Bank, 6.06%, 1/15/10 (a)(d) .............    1,250,000      1,260,857
                                                                   ------------
                                                                      2,266,119
                                                                   ------------
NETHERLANDS - 1.1%
Shell International Finance BV, 5.20%, 3/22/17 ....    1,100,000      1,090,721
ING Bank NV, 10.00%, 1/1/14 (b)(d) ................      600,000        296,506
                                                                   ------------
                                                                      1,387,227
                                                                   ------------
SOUTH KOREA - 1.2%
Citibank Korea Inc., 4.68%, 6/18/13, Callable
   6/18/08 @ 100 (a) ..............................    1,400,000      1,406,552
                                                                   ------------
                                                                      1,406,552
                                                                   ------------
UNITED KINGDOM - 2.4%
Barclays Bank plc, 5.93%, 12/31/49 (d) ............    1,500,000      1,515,875
Granite Master Issuer plc, Series 2005-4,
   Class A3, 5.43%, 12/20/54 (a) ..................    1,400,000      1,400,333
                                                                   ------------
                                                                      2,916,208
                                                                   ------------
TOTAL FOREIGN BONDS
   (COST $8,187,801) ..............................                   8,271,371
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--4.6%
--------------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
Northern Institutional Diversified Asset
   Portfolio, 5.01% (h) ...........................    5,624,890      5,624,890
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $5,624,890) ..............................                   5,624,890
                                                                   ------------
TOTAL INVESTMENTS
   (COST $150,289,042) -- 123.4% ..................                 150,546,396
                                                                   ============

----------
      Percentages indicated are based on net assets of $122,045,338.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) The principal amount of each security is denominated in the local currency of each respective country.

(c) Discount note. Rate presented represents the effective yield at time of purchase.

(d) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on April 30, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(f) Security was fair valued as of April 30, 2007. Represents less than 0.1% of net assets.

(g) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents less than 0.1% of net assets.

(h) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

FHA--Federal Housing Administration

IO --Interest-Only security. Represents 0.1% of net assets.

LLC--Limited Liability Co.

PLC--Public Limited Co.

TBA--Security was traded on a "to be announced" basis. Represents 23.5% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     42

--------------------------------------------------------------------------------
HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--95.6%
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
ADVERTISING - 2.2%
Iron Mountain, Inc., 8.63%, 4/1/13,
   Callable 4/01/06 @ 104.31 ......................      100,000        103,000
R.H. Donnelley Corp.
   6.88%, 1/15/13, Callable 1/15/09 @ 103.44 ......      100,000         99,125
   6.88%, 1/15/13, Callable 1/15/09 @ 103.44 ......       90,000         89,212
                                                                   ------------
                                                                        291,337
                                                                   ------------
AEROSPACE & DEFENSE - 1.2%
DRS Technologies, Inc., 7.63%, 2/1/18,
   Callable 2/01/11 @ 103.81 ......................      100,000        104,750
Transdigm, Inc., 7.75%, 7/15/14, Callable
   7/15/09 @ 105.81 (a) ...........................       50,000         51,875
                                                                   ------------
                                                                        156,625
                                                                   ------------
APPAREL MANUFACTURERS - 1.5%
Levi Strauss & Co., 8.88%, 4/1/16, Callable
   4/01/11 @ 104.44 ...............................       50,000         53,688
Quiksilver, Inc., 6.88%, 4/15/15, Callable
   4/15/10 @ 103.44 ...............................      150,000        146,250
                                                                   ------------
                                                                        199,938
                                                                   ------------
AUTO MANUFACTURERS - 1.8%
General Motors Corp., 7.13%, 7/15/13 ..............      175,000        161,656
Goodyear Tire & Rubber Co., 8.63%, 12/1/11,
   Callable 12/01/09 @ 104.31 (a) .................       25,000         27,000
United Auto Group, Inc., 7.75%, 12/15/16,
   Callable 12/15/11 @ 103.88 (a) .................       50,000         50,750
                                                                   ------------
                                                                        239,406
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 2.7%
Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12,
   Callable 10/01/08 @ 103.63 .....................      150,000        110,062
Interline Brands, Inc., 8.13%, 6/15/14,
   Callable 6/15/10 @ 104.06 ......................       50,000         52,000
Ply Gem Industries, Inc., 9.00%, 2/15/12,
   Callable 2/18/08 @ 104.50 ......................      150,000        135,375
U.S. Concrete, Inc., 8.38%, 4/1/14, Callable
   4/01/09 @ 104.19 ...............................       50,000         50,938
                                                                   ------------
                                                                        348,375
                                                                   ------------
CABLE TELEVISION - 3.1%
Barrington Broadcasting Co., 10.50%, 8/15/14,
   Callable 8/15/10 @ 105.25 (a) ..................       50,000         53,000
Cablevision Systems Corp., 8.00%, 4/15/12 .........      100,000        102,500
General Cable Corp., 7.13%, 4/1/17, Callable
   4/01/12 @ 103.56 (a) ...........................       50,000         50,750
Mediacom LLC, 7.88%, 2/15/11, Callable
   2/15/06 @ 103.94 ...............................      200,000        201,000
                                                                   ------------
                                                                        407,250
                                                                   ------------
CASINOS & GAMBLING - 6.9%
Choctaw Resort Development Entertainment,
   7.25%, 11/15/19, Callable 11/15/11 @
   103.63 (a) .....................................       48,000         48,660
Great Canadian Gaming Co., 7.25%, 2/15/15,
   Callable 2/15/11 @ 103.63 (a) ..................       50,000         50,813

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
CASINOS & GAMBLING, CONTINUED
Greektown Holdings, Inc., 10.75%,
   12/1/13, Callable 12/01/10 @ 105.38 (a) ........      125,000        134,062
Inn of the Mountain Gods, 12.00%, 11/15/10,
   Callable 11/15/07 @ 106 ........................       50,000         54,437
Isle of Capri Casinos, Inc., 7.00%, 3/1/14,
   Callable 3/01/09 @ 103.50 ......................      150,000        147,750
MGM MIRAGE, Inc., 6.75%, 4/1/13 ...................      100,000         99,125
MTR Gaming Group, Inc., 9.00%, 6/1/12,
   Callable 6/01/09 @ 104.50 ......................      100,000        105,000
Pokagon Gaming Authority, 10.38%, 6/15/14,
   Callable 6/15/10 @ 105.19 (a) ..................       75,000         84,000
San Pasqual Casino, 8.00%, 9/15/13,
   Callable 9/15/09 @ 104 (a) .....................       25,000         25,750
Seminole Hard Rock Entertainment, 7.85%,
   3/15/14, Callable 3/15/09 @ 102 (a)(b) .........       25,000         25,625
Seneca Gaming Corp., 7.25%, 5/1/12,
   Callable 5/01/08 @ 103.63 ......................       50,000         50,875
Turning Stone Resort Casino, 9.13%, 9/15/14,
   Callable 09/15/10 @ 104.56 (a) .................       75,000         76,500
                                                                   ------------
                                                                        902,597
                                                                   ------------
CHEMICALS - 4.2%
Georgia Gulf Corp., 9.50%, 10/15/14,
   Callable 10/15/10 @ 104.75 (a) .................       75,000         75,000
Huntsman International LLC, 7.88%, 11/15/14,
   Callable 11/15/10 @103.94 (a) ..................       35,000         36,575
Innophos, Inc., 8.88%, 8/15/14,
   Callable 8/16/09 @ 104.44 ......................       50,000         52,375
JohnsonDiversey, Inc., 9.63%, 5/15/12,
   Callable 5/15/07 @ 104.81 ......................      100,000        104,750
Lyondell Chemical Co.
   8.00%, 9/15/14, Callable 9/15/10 @ 104 .........       25,000         26,188
   8.25%, 9/15/16, Callable 9/15/11 @ 104.13 ......       25,000         26,750
Millennium America, Inc., 9.25%, 6/15/08 ..........       25,000         25,875
Mosaic Co., 7.63%, 12/1/16, Callable
   12/01/11 @ 103.81 (a) ..........................       25,000         26,687
PQ Corp., 7.50%, 2/15/13, Callable
   02/15/09 @ 103.75 ..............................      150,000        157,875
Terra Capital, Inc., 7.00%, 2/1/17,
   Callable 2/01/12 @ 103.50 (a) ..................       15,000         14,700
                                                                   ------------
                                                                        546,775
                                                                   ------------
COMPUTER SERVICES - 0.6%
Activant Solutions, Inc., 9.50%, 5/1/16,
   Callable 5/01/11 @ 104.75 ......................       50,000         49,500
Compucom Systems, Inc., 12.00%, 11/1/14,
   Callable 11/01/10 @ 106 (a) ....................       25,000         27,000
                                                                   ------------
                                                                         76,500
                                                                   ------------
CONSUMER PRODUCTS - 0.4%
Yankee Acquistion Corp., 9.75%, 2/15/17,
   Callable 2/15/12 @ 104.88 (a) ..................       50,000         51,500
                                                                   ------------
                                                                         51,500
                                                                   ------------
CONTAINERS - PAPER AND PLASTIC - 2.5%
Owens-Brockway Glass Containers, 6.75%,
   12/1/14, Callable 12/01/09 @ 103.38 ............       50,000         50,312
Solo Cup Co., 8.50%, 2/15/14, Callable
   2/15/09 @ 104.25 ...............................      150,000        130,875

43     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
CONTAINERS - PAPER AND PLASTIC, CONTINUED
Stone Container Finance Co. of Canada,
   7.38%, 7/15/14, Callable 7/15/09 @
   103.69 .........................................      150,000        147,375
                                                                   ------------
                                                                        328,562
                                                                   ------------
COSMETICS - 0.4%
Chattem, Inc., 7.00%, 3/1/14, Callable
   3/01/09 @ 103.50 ...............................       50,000         50,000
                                                                   ------------
                                                                         50,000
                                                                   ------------
DISTRIBUTION & WHOLESALE - 2.4%
Baker & Taylor, Inc., 11.50%, 7/1/13, Callable
   7/01/10 @ 105.75 (a) ...........................      100,000        105,500
Beverages & More, Inc., 9.25%, 3/1/12,
   Callable 9/01/09 @ 104.63 (a) ..................       50,000         50,625
Central Garden & Pet Co., 9.13%, 2/1/13,
   Callable 2/01/08 @ 104.56 ......................       50,000         52,125
Jarden Corp., 7.50%, 5/1/17, Callable 5/1/12 @
   103.75 .........................................       25,000         25,594
Pegasus Solutions, Inc, 10.50%, 4/15/15,
   Callable 4/15/15 @ 105.25 (a) ..................       50,000         50,000
Pilgrim's Pride Corp., 8.38%, 5/1/17,
   Callable 5/01/12 @ 104.19 ......................       25,000         25,312
                                                                   ------------
                                                                        309,156
                                                                   ------------
DIVERSIFIED OPERATIONS - 1.0%
Bombardier, Inc., 8.00%, 11/15/14, Callable
   11/15/10 @ 104 (a) .............................       25,000         26,250
Snoqualmie Entertainment Authority, 9.15%,
   2/1/14, Callable 2/01/09 @ 103.00 (a)(b) .......       25,000         25,531
Susser Holdings, 10.63%, 12/15/13, Callable
   12/15/09 @ 105.31 ..............................       72,000         79,020
                                                                   ------------
                                                                        130,801
                                                                   ------------
EDUCATION - 0.4%
Education Management LLC
   8.75%, 6/1/14, Callable 6/01/10 @ 104.38 .......       25,000         26,438
   10.25%, 6/1/16, Callable 6/01/11 @ 105.13 ......       25,000         27,312
                                                                   ------------
                                                                         53,750
                                                                   ------------
ELECTRIC - 1.5%
AES Corp., 7.75%, 3/1/14 ..........................       60,000         63,450
Baldor Electric Co., 8.63%, 2/15/17, Callable
   2/15/12 @ 104.31 ...............................       25,000         26,688
CMS Energy Corp., 6.88%, 12/15/15 .................      100,000        104,000
                                                                   ------------
                                                                        194,138
                                                                   ------------
ENERGY - 4.0%
Aventine Renewable Energy, 10.00%, 4/1/17,
   Callable 4/01/12 @ 105 (a) .....................       50,000         52,000
Copano Energy LLC, 8.13%, 3/1/16,
   Callable 3/01/11 @ 104.06 ......................       80,000         83,400
Massey Energy Co., 6.88%, 12/15/13,
   Callable 12/15/09 @ 103.44 .....................      100,000         96,500
Mirant North America LLC, 7.38%, 12/31/13,
   Callable 12/31/09 @ 103.69 .....................       50,000         52,875
NRG Energy, Inc., 7.38%, 2/1/16, Callable
   2/01/11 @ 103.69 ...............................       50,000         51,937
Regency Energy Partners, 8.38%, 12/15/13,
   Callable 12/15/10 @ 104.19 (a) .................       25,000         25,750

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
ENERGY, CONTINUED
Verasun Energy Corp., 9.88%, 12/15/12,
   Callable 12/15/09 @ 104.94 .....................       50,000         52,750
Williams Cos., Inc., 6.38%, 10/1/10 (a) ...........      100,000        101,875
                                                                   ------------
                                                                        517,087
                                                                   ------------
FINANCE - 7.7%
Basell AF SCA, 8.38%, 8/15/15, Callable
   8/15/10 @ 104.19 (a) ...........................      150,000        156,000
CCM Merger, Inc., 8.00%, 8/1/13, Callable
   8/01/09 @ 104 (a) ..............................      150,000        151,875
Ford Motor Credit Co.
   7.38%, 10/28/09 ................................      250,000        250,193
   7.38%, 2/1/11 ..................................       50,000         49,453
General Motors Acceptance Corp., 6.88%,
   8/28/12 ........................................      300,000        299,790
MSX International, 12.50%, 4/1/12, Callable
   4/1/09 @ 110 (a) ...............................       25,000         25,188
Nalco Finance Holdings, Inc., 0.00%, 2/1/14,
   Rate set to step up to 9.0% on 2/1/09,
   Callable 2/01/09 @ 104.50 (c) ..................       75,000         66,000
                                                                   ------------
                                                                        998,499
                                                                   ------------
HEALTH CARE - 0.2%
HCA, Inc., 9.25%, 11/15/16, Callable
   11/15/11 @ 104.63 (a) ..........................       25,000         27,250
                                                                   ------------
                                                                         27,250
                                                                   ------------
INTERNET RELATED - 0.4%
Atlantic Broadband Finance LLC, 9.38%,
   1/15/14, Callable 1/15/09 @104.69 ..............       50,000         51,563
                                                                   ------------
                                                                         51,563
                                                                   ------------
LEISURE - 1.8%
AMC Entertainment, Inc., 11.00%, 2/1/16,
   Callable 2/01/11@ 105.50 .......................      100,000        114,750
K2, Inc., 7.38%, 7/1/14, Callable 7/01/09 @
   103.69 .........................................      108,000        113,940
                                                                   ------------
                                                                        228,690
                                                                   ------------
MACHINERY - 0.8%
Case New Holland, Inc., 7.13%, 3/1/14,
   Callable 3/01/10 @ 103.56 ......................       50,000         52,500
Sensata Technologies, 8.00%, 5/1/14, Callable
   5/01/10 @ 104 ..................................       50,000         50,125
                                                                   ------------
                                                                        102,625
                                                                   ------------
MANUFACTURING - 1.8%
AGY Holding Corp., 11.00%, 11/15/14,
   Callable 11/15/10 @ 105.50 (a) .................       50,000         52,438
American Railcar, Inc., 7.50%, 3/1/14,
   Callable 3/01/2011 @ 103.75 (a) ................       25,000         25,906
Freescale Semiconductor, Inc., 10.13%,
   12/15/16, Callable 12/15/11 @ 105.06 (a) .......       50,000         50,500
Libbey Glass, Inc., 12.35%, 6/1/11, Callable
   6/1/08 @ 107.50 (b) ............................       25,000         27,500
Maax Corp., 9.75%, 6/15/12, Callable
   6/15/08 @ 104.88 ...............................       50,000         32,625
Nutro Products, Inc., 10.75%, 4/15/14,
   Callable 4/15/09 @ 108.06 (a) ..................       25,000         26,500
Tembec Industries, Inc., 7.75%, 3/15/12 ...........       25,000         13,969
                                                                   ------------
                                                                        229,438
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     44

--------------------------------------------------------------------------------
HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
MEDICAL - 2.0%
Advanced Medical Optics, 7.50%, 5/1/17,
   Callable 5/01/12 @ 103.75 (a) ..................       50,000         51,500
MultiPlan, Inc., 10.38%, 4/15/16, Callable
   4/15/11 @ 105.19 (a) ...........................      100,000        106,750
Omnicare, Inc., 6.75%, 12/15/13, Callable
   12/15/09 @ 103.38 ..............................      100,000         99,500
                                                                   ------------
                                                                        257,750
                                                                   ------------
METAL PROCESSORS & FABRICATION - 0.8%
TriMas Corp., 9.88%, 6/15/12, Callable
   6/15/07 @ 104.94 ...............................      100,000        103,750
                                                                   ------------
                                                                        103,750
                                                                   ------------
METALS & MINING - 3.0%
AK Steel Corp., 7.75%, 6/15/12, Callable
   6/15/07 @ 103.88 ...............................      100,000        103,250
Freeport-McMoran Copper & Gold, Inc.,
   8.25%, 4/1/15, Callable 4/01/11 @ 104.13 .......       50,000         54,062
Gibraltar Industries, Inc., 8.00%, 12/1/15,
   Callable 12/01/15 @ 104 ........................      150,000        151,125
International Coal Group, Inc., 10.25%,
   7/15/14, Callable 7/15/10 @ 105.13 .............       50,000         51,063
Tube City IMS Corp., 9.75%, 2/1/15, Callable
   2/01/11 @ 104.88 (a) ...........................       25,000         26,375
                                                                   ------------
                                                                        385,875
                                                                   ------------
OIL & GAS - 9.0%
Chaparral Energy, Inc., 8.50%, 12/1/15,
   Callable 12/01/10 @ 104.25 .....................      100,000        101,500
Chesapeake Energy Corp., 6.88%, 1/15/16,
   Callable 1/15/09 @ 103.44 ......................      100,000        101,750
Cimarex Energy Co., 7.13%, 5/1/17,
   Callable 5/01/12 @ 103.56 ......................       50,000         50,500
Clayton Williams Energy, Inc., 7.75%, 8/1/13,
   Callable 8/01/09 @ 103.88 ......................      200,000        189,000
Colorado Interstate Gas Co., 6.80%, 11/15/15 ......      150,000        159,980
Compton Petroleum Finance Corp., 7.63%,
   12/1/13, Callable 12/01/09 @ 103.81 ............      100,000         99,250
El Paso Production Holdings, 7.75%, 6/1/13,
   Callable 6/01/08 @ 103.88 ......................      150,000        157,923
Energy Partners, Ltd., 9.75%, 4/15/14,
   Callable 4/15/11 @ 104.88 (a) ..................       50,000         50,875
Inergy LP/Inergy Finance, 8.25%, 3/1/16,
   Callable 3/01/11 @ 104.13 ......................      100,000        106,000
Pogo Producing Co., 7.88%, 5/1/13, Callable
   5/01/10 @ 103.94 ...............................      100,000        101,250
Swift Energy Co., 7.63%, 7/15/11, Callable
   7/15/08 @ 103.81 ...............................       50,000         51,000
                                                                   ------------
                                                                      1,169,028
                                                                   ------------
PAPER & RELATED PRODUCTS - 3.3%
Abitibi-Consolidated Co. of Canada, 8.38%,
   4/1/15 .........................................       25,000         23,375
Aleris International, Inc., 3,188.28%, 12/15/16,
   Callable 12/15/11 @ 105 (a) ....................       25,000         26,094
Exopack Holding Corp., 11.25%, 2/1/14,
   Callable 2/01/10 @ 105.63 ......................       50,000         54,125
Georgia-Pacific Corp., 7.70%, 6/15/15 .............      150,000        153,750
Norampac, Inc., 6.75%, 6/1/13, Callable
   6/01/08 @ 103.38 ...............................      100,000         99,000

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
PAPER & RELATED PRODUCTS, CONTINUED
Pope & Talbot, 8.38%, 6/1/13 ......................       25,000         20,500
Verso Paper Holdings LLC, 9.13%, 8/1/14,
   Callable 8/01/10 @ 104.56 (a) ..................       50,000         52,625
                                                                   ------------
                                                                        429,469
                                                                   ------------
PIPELINES - 2.0%
Dynegy Holdings, Inc., 8.38%, 5/1/16 ..............      150,000        158,062
Semgroup LP, 8.75%, 11/15/15, Callable
   11/15/10 @ 104.38 (a) ..........................       50,000         51,625
Williams Partners LP, 7.25%, 2/1/17 (a) ...........       50,000         52,875
                                                                   ------------
                                                                        262,562
                                                                   ------------
PRINTING & PUBLISHING - 2.6%
Block Communications, Inc., 8.25%, 12/15/15,
   Callable 12/15/10 @ 104.13 (a) .................       50,000         51,255
Medimedia USA, Inc., 11.38%, 11/15/14,
   Callable 11/15/09 @ 105.69 (a) .................       50,000         53,250
Morris Publishing, 7.00%, 8/1/13, Callable
   8/01/08 @ 103.50 ...............................      100,000         95,000
Sheridan Group, Inc., 10.25%, 8/15/11,
   Callable 8/15/07 @ 105.12 ......................      100,000        104,125
Valassis Communication, 8.25%, 3/1/15,
   Callable 3/01/11 @ 104.13 (a) ..................       35,000         34,388
                                                                   ------------
                                                                        338,018
                                                                   ------------
RENTAL - AUTO AND EQUIPMENT - 2.3%
Avis Budget Car Rental, Inc., 7.63%, 5/15/14,
   Callable 5/15/10 @ 103.81 (a) ..................      100,000        102,000
Hertz Corp., 8.88%, 1/1/14, Callable
   1/01/10 @104.44 ................................      100,000        107,750
Navios Martime Holdings, 9.50%, 12/15/14,
   Callable 12/15/10 @ 104.75 (a) .................       30,000         31,575
Rental Service Corp., 9.50%, 12/1/14,
   Callable 12/01/10 @ 104.75 (a) .................       50,000         53,125
                                                                   ------------
                                                                        294,450
                                                                   ------------
RESTAURANTS - 3.1%
Buffets, Inc., 12.50%, 11/1/14, Callable
   11/01/10 @ 106.25 ..............................       50,000         52,500
Dave & Busters, Inc., 11.25%, 3/15/14,
   Callable 3/15/10 @ 105.62 ......................       50,000         52,625
Landry's Restaurants, Inc., 7.50%, 12/15/14,
   Callable 12/15/09 @ 103.75 .....................      200,000        199,000
NPC International, Inc., 9.50%, 5/1/14,
   Callable 5/01/10 @ 104.75 ......................       50,000         52,500
Sbarro, Inc., 10.38%, 2/1/15, Callable
   2/01/10 @ 107.78 (a) ...........................       50,000         52,375
                                                                   ------------
                                                                        409,000
                                                                   ------------
RETAIL - 1.1%
Linens 'N Things, Inc., 10.98%, 1/15/14,
   Callable 1/15/08 @ 102 (b) .....................       50,000         47,063
Pep Boys, 7.50%, 12/15/14, Callable
   12/15/09 @ 103.75 ..............................       50,000         49,000
Stater Brothers Holdings, 7.75%, 4/15/15,
   Callable 4/15/11 @ 103.88 (a) ..................       50,000         51,375
                                                                   ------------
                                                                        147,438
                                                                   ------------

45     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
SEISMIC DATA COLLECTION - 0.8%
CIE Gener de Geophysique, 7.50%, 5/15/15,
   Callable 5/15/10 @ 103.75 ......................       50,000         52,500
Seitel, Inc., 9.75%, 2/15/14, Callable
   2/15/11 @ 104.88 (a) ...........................       50,000         50,875
                                                                   ------------
                                                                        103,375
                                                                   ------------
SPECIAL PURPOSE ENTITY - 3.8%
Altra Industrial Motion, 9.00%, 12/1/11,
   Callable 12/01/08 @ 104.50 (a) .................       50,000         51,813
Buffalo Thunder Development Authority, 9.38%,
   12/15/14, Callable 12/15/10 @ 104.69 (a) .......       50,000         51,375
Cellu Tissue Holdings, Inc., 9.75%, 3/15/10,
   Callable 3/15/07 @ 107.31 ......................       50,000         50,125
Hawker Beechcraft Acquisition Co., 8.50%,
   4/1/15, Callable 4/1/11 @ 104.25 (a) ...........       50,000         52,750
Idearc, Inc., 8.00%, 11/15/16, Callable
   11/15/11 @ 104 (a) .............................       50,000         52,125
Kar Holdings, Inc., 8.75%, 5/1/14, Callable
   5/1/10 @ 104.38 (a) ............................       50,000         51,375
Momentive Performance, 9.75%, 12/1/14,
   Callable 12/01/10 @ 104.88 (a) .................       50,000         52,875
Petroplus Finance, Ltd., 7.00%, 5/1/17,
   Callable 5/01/12 @ 103.50 (a) ..................       75,000         75,656
UCI Holdco, Inc., 12.35%, 12/15/13,
   Callable 12/15/07 @ 100 (a)(b) .................       51,460         52,489
                                                                   ------------
                                                                        490,583
                                                                   ------------
TELECOMMUNICATIONS - 10.9%
Centennial Communications Corp., 10.00%,
   1/1/13, Callable 1/01/09 @ 107.50 ..............      100,000        108,250
Cincinnati Bell, Inc., 8.38%, 1/15/14, Callable
   1/15/09 @ 104.19 ...............................      100,000        102,375
Cricket Communications I, 9.38%, 11/1/14,
   Callable 11/01/10 @ 104.69 (a) .................       50,000         53,375
Insight Midwest LP, 9.75%, 10/1/09, Callable
   10/01/07 @ 100 .................................      130,000        132,112
IPCS, Inc., 8.61%, 5/1/14, Callable 5/1/08 @
   102 (a)(b) .....................................      100,000        100,750
Level 3 Financing, Inc., 9.25%, 11/1/14,
   Callable 11/01/10 @ 104.63 (a) .................       50,000         51,938
Metropcs Wireless, Inc., 9.25%, 11/1/14,
   Callable 11/01/10 @ 104.63 (a) .................       50,000         53,375
Nordic Telephone Co., Holdings, 8.88%, 5/1/16,
   Callable 5/01/11 @ 104.44 (a) ..................       50,000         53,750
NTL Cable plc, 9.13%, 8/15/16, Callable
   8/15/11 @ 104.56 ...............................      125,000        133,437
Panamsat Corp., 9.00%, 6/15/16, Callable
   6/15/11 @ 104.50 ...............................       50,000         54,812
Qwest Corp., 5.63%, 11/15/08 ......................      150,000        150,000
Radio One, Inc., 6.38%, 2/15/13, Callable
   2/15/09 @ 103.19 ...............................       50,000         48,688
Rural Cellular Corp., 9.75%, 1/15/10, Callable
   1/15/07 @ 103.25 ...............................       50,000         51,625
Suncom Wireless Holdings, Inc., 8.50%, 6/1/13,
   Callable 6/01/08 @ 104.25 ......................      150,000        156,562
West Corp., 11.00%, 10/15/16, Callable
   10/15/11 @ 105.50 (a) ..........................       25,000         27,188
Wind Acquisition Financial SA, 10.75%,
   12/1/15, Callable 12/01/10 @ 105.38 (a) ........      100,000        115,500

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
TELECOMMUNICATIONS, CONTINUED
Windstream Corp., 8.63%, 8/1/16,
   Callable 8/01/11 @ 104.31 ......................       25,000         27,438
                                                                   ------------
                                                                      1,421,175
                                                                   ------------
TOBACCO - 0.2%
Alliance One International, Inc., 8.50%,
   5/15/12 (a) ....................................       25,000         25,813
                                                                   ------------
                                                                         25,813
                                                                   ------------
WASTE DISPOSAL - 1.2%
Allied Waste North America, Inc., 7.38%,
   4/15/14, Callable 4/15/09 @ 103.69 .............      150,000        152,250
                                                                   ------------
                                                                        152,250
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
   (COST $12,013,511) .............................                  12,432,398
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--3.3%
--------------------------------------------------------------------------------

Northern Institutional Diversified Asset
   Portfolio, 5.01% (d) ...........................      431,086        431,086
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $431,086) ................................                     431,086
                                                                   ------------
TOTAL INVESTMENTS
   (COST $12,444,597) -- 98.9% ....................                  12,863,484
                                                                   ============

----------
      Percentages indicated are based on net assets of $13,007,490.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)   Step Bond. Income recognition is on the effective yield method for Step
      Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

LLC--Limited Liability Co.

LP --Limited Partnership

PLC--Public Limited Co.

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     46

--------------------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS--45.0%
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
Federal Home Loan Mortgage Corp. - 8.8%
   Pool #1B2655, 4.14%, 12/1/34(a) ................      241,260        242,034
   Pool #1J1313, 6.51%, 6/1/36(a) .................      325,681        330,866
   Pool #G12317, 5.50%, 8/1/21 ....................      202,009        202,289
   TBA May
      5.50%, 5/15/37 ..............................      800,000        791,000
      6.00%, 5/15/37 ..............................      150,000        151,219
                                                                   ------------
                                                                      1,717,408
                                                                   ------------
Federal National Mortgage Association - 21.8%
   Pool #740686, 6.50%, 10/1/33 ...................      464,539        478,643
   Pool #781922, 5.00%, 2/1/21 ....................      410,368        404,564
   TBA May
      6.00%, 5/15/36 ..............................      900,000        906,750
      5.00%, 5/15/37 ..............................    1,300,000      1,255,719
      5.50%, 5/15/37 ..............................    1,250,000      1,235,937
                                                                   ------------
                                                                      4,281,613
                                                                   ------------
Government National Mortgage Association - 14.4%
TBA May, 6.00%, 5/15/37 ...........................      200,000        202,688
U.S. Treasury Notes
   4.75%, 2/28/09 .................................      700,000        701,039
   4.75%, 2/15/10 .................................      160,000        160,888
   4.50%, 3/31/12 .................................      295,000        294,758
   4.25%, 8/15/14 .................................    1,200,000      1,175,672
   4.63%, 11/15/16 ................................      115,000        114,928
   4.63%, 2/15/17 .................................      167,000        166,922
                                                                   ------------
                                                                      2,816,895
                                                                   ------------
TOTAL U.S. GOVERNMENT AND
   GOVERNMENT AGENCY
   OBLIGATIONS (COST $8,815,733) ..................                   8,815,916
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--30.0%
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION PRODUCTS - 1.0%
Martin Marietta Materials, Inc., 5.51%,
   4/30/10 (a) ....................................      100,000         99,972
Masco Corp., 5.66%, 3/12/10 (a) ...................      100,000        100,195
                                                                   ------------
                                                                        200,167
                                                                   ------------
COLLEGES & UNIVERSITIES - 2.1%
Tulane University of Louisiana, 6.16%,
   11/15/12 (a)(b) ................................      400,000        402,000
                                                                   ------------
                                                                        402,000
                                                                   ------------
COSMETICS - 1.0%
Estee Lauder Co., Inc., 5.55%, 5/15/17 ............      200,000        200,615
                                                                   ------------
                                                                        200,615
                                                                   ------------
ELECTRIC - 1.3%
Progress Energy, Inc., 5.76%, 11/14/08,
   Callable 5/14/07 @ 100 (a) .....................      250,000        250,213
                                                                   ------------
                                                                        250,213
                                                                   ------------
FINANCE - 9.5%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08 .................................      250,000        247,240
   5.80%, 1/12/09 .................................      275,000        270,413
General Motors Acceptance Corp., 4.38%,
   12/10/07 .......................................      500,000        494,289
International Lease Finance Corp., 5.68%,
   7/11/11 (a) ....................................      200,000        201,435
J.P. Morgan Chase & Co., 5.45%, 2/22/12 (a) .......      300,000        299,688
Preferred Term Securities XXII Ltd., 5.69%,
   9/22/36, Callable 6/22/11 @ 100 (a)(b) .........      200,000        199,900
Xtra Finance Corp., 5.15%, 4/1/17 (b) .............      150,000        147,390
                                                                   ------------
                                                                      1,860,355
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
MEDIA - 2.8%
Time Warner Cable, Inc., 5.85%, 5/1/17 (b) ........      150,000        150,901
Time Warner Entertainment, 8.88%, 10/1/12 .........      350,000        403,799
                                                                   ------------
                                                                        554,700
                                                                   ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.10%, 12/18/09 (a) ..................      100,000        100,626
                                                                   ------------
                                                                        100,626
                                                                   ------------
RETAIL - 4.3%
Federated Retail, 5.35%, 3/15/12 ..................      300,000        299,850
Federated Retail Holdings, Inc., 5.90%,
   12/1/16 ........................................      150,000        150,754
Home Depot, Inc.
   5.48%, 12/16/09, Callable 6/16/08 @ 100 (a) ....      200,000        200,240
   5.25%, 12/16/13 ................................      200,000        198,649
                                                                   ------------
                                                                        849,493
                                                                   ------------
TELECOMMUNICATIONS - 4.0%
AT&T, Inc.
   5.46%, 2/5/10 (a) ..............................      200,000        200,167
   5.10%, 9/15/14 .................................      300,000        294,569
Verizon Pennsylvania, Inc., 5.65%, 11/15/11 .......      275,000        278,651
                                                                   ------------
                                                                        773,387
                                                                   ------------
TRANSPORTATION - 3.5%
Burlington Northern Santa Fe Railway Co.,
   4.83%, 1/15/23 .................................      251,556        242,155
Continental Airlines, Inc., 5.98%, 4/19/22 ........      150,000        149,250
Union Pacific Railroad, 5.08%, 1/2/29 .............      299,958        291,067
                                                                   ------------
                                                                        682,472
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
   (COST $5,884,626) ..............................                   5,874,028
                                                                   ------------

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--12.9%
--------------------------------------------------------------------------------

Americredit Auto Receivables Trust, Series
   2005-CF, Class A3, 4.47%, 5/6/10 ...............      264,025        263,165
Asset Backed Funding Certificates, Series
   2003-AHL1, Class A1, 3.68%, 3/25/33 ............      210,318        206,770
Cairn Mezzanine plc, Series 2007-3A,
   Class B1, 6.26%, 8/13/47 (a) ...................      145,000        142,258
Capital One Auto Finance Trust, Series 2006-B,
   Class A2, 5.53%, 5/15/09 .......................       72,602         72,632
Citigroup Mortgage Loan Trust, Inc., Series
   2005-WF2, Class AF2, 4.92%, 8/25/35 ............       72,199         71,711
Countrywide Asset-Backed Certificates,
   Series 2006-S4, Class A3, 5.80%, 7/25/34........      210,000        209,914
GE Business Loan Trust, Series 2006-2A,
   Class A, 5.50%, 11/15/34 (a)(b) ................      256,884        256,504
GMAC Mortgage Corp. Loan Trust, Series
   2006-HE3, Class A3, 5.81%, 10/25/36 ............      170,000        170,397
MBNA Credit Card Master Note Trust, Series
   2006-A4, Class A4, 5.31%, 9/15/11 (a) ..........      300,000        299,942
SLM Student Loan Trust, Series 2005-A,
   Class A1, 5.39%, 6/15/18 (a) ...................      288,192        288,160
Target Credit Card Master Trust, Series 2002-1,
   Class A, 5.47%, 6/27/11 (a) ....................      550,000        550,061
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
   (COST $2,530,946) ..............................                   2,531,514
                                                                   ------------

47     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--14.7%
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
Banc of America Mortgage Securities,
   Series 2005-D, Class 2A4, 4.78%,
   5/25/35 (a) ....................................      200,000        198,025
Countrywide Home Loans, Series 2003-8,
   Class A2, 5.82%, 5/25/18 (a) ...................      189,814        191,398
Deutsche Mortgage Securities, Inc., Series
   2006-WF1, Class 1A1, 5.05%,
   6/26/35 (a)(b) .................................      222,462        220,893
Fannie Mae, Series 2007-13, Class FA, 5.57%,
   3/25/37 (a) ....................................      384,365        385,280
Freddie Mac
   Series 2988, Class AF, 5.62%, 6/15/35 (a) ......      186,689        186,441
   Series 3212, Class BK, 5.40%, 9/15/36 ..........      150,000        148,566
Freddie Mac Reference Remic, Series R008,
   Class FK, 5.72%, 7/15/23 (a) ...................      274,504        276,197
Morgan Stanley Mortgage Loan Trust, Series
   2006-3AR, Class 2A3, 5.83%, 3/25/36 (a) ........      290,817        294,570
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 2A8, 5.62%,
   1/25/37 (a) ....................................      385,503        384,940
   Series 2007-QS2, Class A4, 6.25%, 1/25/37 ......      184,621        184,105
Residential Asset Securitization Trust
   Series 2003-A15, Class 1A2, 5.77%,
   2/25/34 (a) ....................................      294,105        294,997
   Series 2006-A1, Class 1A3, 6.00%, 4/25/36 ......      116,879        117,893
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (COST $2,876,139) ..............................                   2,883,305
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES--9.7%
--------------------------------------------------------------------------------

Bear Stearns Commercial Mortgage Securities,
   Series 2006-T24, Class A4, 5.43%,
   10/12/41 .......................................      200,000        202,435
Citigroup Commercial Mortgage Trust, Series
   2006-C5, Class A2, 5.38%, 10/15/49 .............      200,000        201,081
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2007-CD4, Class A2B,
   5.21%, 12/11/49 ................................      200,000        200,030
Commercial Mortgage Pass - Through Certificate
   Series 2005-FL11, Class A1, 5.47%,
   11/15/17 (a)(b) ................................       73,816         73,824
   Series 2006-FL12, Class A2, 5.42%,
   12/15/20 (a)(b) ................................      338,769        338,767
CWCapital Cobalt, Series 2006-C1, Class A2,
   5.17%, 8/15/48 .................................      200,000        199,450
Greenwich Capital Commercial Funding Corp.,
   Series 2007-GG9, Class AM, 5.48%,
   3/10/39 ........................................      160,000        160,318
LB-UBS Commercial Mortgage Trust, Series
   2006-C6, Class A4, 5.37%, 9/15/39 ..............      200,000        199,841
Morgan Stanley Capital I, Series 2006-HQ10,
   Class A4, 5.33%, 11/12/41 ......................      180,000        179,215
Washington Mutual Commercial Mortgage
   Securities Trust, Series 2006-SL1, Class A,
   5.30%, 11/23/43 (a)(b) .........................      148,813        148,976
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (COST $1,908,227) ..............................                   1,903,937
                                                                   ------------

--------------------------------------------------------------------------------
FOREIGN BONDS--8.4%
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                      ----------   ------------
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury Bill, 13.00%,
   10/22/07 (c) ...................................      50,000          49,211
                                                                   ------------
                                                                         49,211
                                                                   ------------
ICELAND - 1.9%
Glitnir Banki HF, 5.83%, 1/18/12 (a)(b) ...........     150,000         150,789
Kaupthing Bank, 6.06%, 1/15/10 (a)(b) .............     225,000         226,955
                                                                   ------------
                                                                        377,744
                                                                   ------------
NETHERLANDS - 2.3%
ING Bank NV, 10.00%, 1/1/14 (b)(d) ................     200,000          98,836
Shell International Finance BV, 5.20%, 3/22/17 ....     350,000         347,047
                                                                   ------------
                                                                        445,883
                                                                   ------------
SOUTH KOREA - 1.3%
Citibank Korea Inc., 4.68%, 6/18/13, Callable
   6/18/08 @ 100 (a) ..............................     250,000         251,170
                                                                   ------------
                                                                        251,170
                                                                   ------------
UNITED KINGDOM - 2.6%
Barclays Bank plc, 5.93%, 12/31/49 (b) ............     300,000         303,175
Granite Master Issuer plc, Series 2005-4,
   Class A3, 5.43%, 12/20/54 (a) ..................     200,000         200,047
                                                                   ------------
                                                                        503,222
                                                                   ------------
TOTAL FOREIGN BONDS
   (COST $1,605,874) ..............................                   1,627,230
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.5%
--------------------------------------------------------------------------------

Northern Institutional Diversified Asset
   Portfolio, 5.01% (e) ...........................     482,931         482,931
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $482,931) ................................                     482,931
                                                                   ------------
TOTAL INVESTMENTS
   (COST $24,104,937) -- 123.1% ...................                  24,118,861
                                                                   ============

----------
      Percentages indicated are based on net assets of $19,602,046.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at time of purchase.

(d) The principal amount of each security is denominated in the local currency of each respective country.

(e) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

LLC--Limited Liability Co.

PLC--Public Limited Co.

TBA--Security was traded on a "to be announced" basis. Represents 23.2% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     48

--------------------------------------------------------------------------------
HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS--96.5%
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
AEROSPACE & DEFENSE - 4.3%
General Dynamics Corp. ............................       17,600      1,381,600
The Boeing Co. ....................................       19,250      1,790,250
                                                                   ------------
                                                                      3,171,850
                                                                   ------------
BIOTECHNOLOGY - 3.8%
Gilead Sciences, Inc. (a) .........................       33,850      2,766,222
                                                                   ------------
                                                                      2,766,222
                                                                   ------------
BUSINESS SERVICES - 0.3%
Paychex, Inc. .....................................        5,800        215,180
                                                                   ------------
                                                                        215,180
                                                                   ------------
CABLE TELEVISION - 1.1%
Comcast Corp., Class A (a) ........................       31,500        839,790
                                                                   ------------
                                                                        839,790
                                                                   ------------
CASINOS & GAMBLING - 1.9%
International Game Technology .....................       36,600      1,395,924
                                                                   ------------
                                                                      1,395,924
                                                                   ------------
CHEMICALS - 3.7%
Monsanto Co. ......................................       46,800      2,760,732
                                                                   ------------
                                                                      2,760,732
                                                                   ------------
COMPUTER SOFTWARE - 8.0%
Adobe Systems, Inc. (a) ...........................       58,650      2,437,494
Automatic Data Processing, Inc. ...................        4,200        187,992
Electronic Arts, Inc. (a) .........................       35,700      1,799,637
Microsoft Corp. ...................................       50,300      1,505,982
                                                                   ------------
                                                                      5,931,105
                                                                   ------------
COMPUTERS - 7.4%
Apple Computer, Inc. (a) ..........................       28,600      2,854,280
Hewlett-Packard Co. ...............................       20,250        853,335
Research In Motion Ltd. (a) .......................       13,050      1,717,119
                                                                   ------------
                                                                      5,424,734
                                                                   ------------
CONSUMER PRODUCTS - 10.8%
Colgate-Palmolive Co. .............................       41,000      2,777,340
Harman International Industries, Inc. .............        4,500        548,505
PepsiCo, Inc. .....................................       35,450      2,342,890
The Procter & Gamble Co. ..........................       35,700      2,295,867
                                                                   ------------
                                                                      7,964,602
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.4%
Broadcom Corp., Class A (a) .......................       30,600        996,030
Emerson Electric Co. ..............................       15,200        714,248
Microchip Technology, Inc. ........................       20,450        824,953
                                                                   ------------
                                                                      2,535,231
                                                                   ------------
FARM MACHINERY & EQUIPMENT - 2.9%
Deere & Company ...................................       19,300      2,111,420
                                                                   ------------
                                                                      2,111,420
                                                                   ------------
FINANCIAL SERVICES - 10.5%
Ambac Financial Group, Inc. .......................        7,750        711,450
Goldman Sachs Group, Inc. .........................        9,900      2,164,239
Nymex Holdings, Inc. (a) ..........................        1,700        220,507
The Chicago Mercantile Exchange
   Holdings, Inc. .................................        4,650      2,402,888

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
FINANCIAL SERVICES, CONTINUED
UBS AG-ADR ........................................       34,900      2,265,010
                                                                   ------------
                                                                      7,764,094
                                                                   ------------
FOOD & BEVERAGE - 0.7%
Wm. Wrigley Jr. Co. ...............................        8,300        488,704
                                                                   ------------
                                                                        488,704
                                                                   ------------
HEALTH CARE - 5.2%
Baxter International, Inc. ........................       20,150      1,141,095
DENTSPLY International, Inc. ......................       20,200        674,882
Medtronic, Inc. ...................................       20,300      1,074,479
Zimmer Holdings, Inc. (a) .........................       10,100        913,848
                                                                   ------------
                                                                      3,804,304
                                                                   ------------
HOTELS & LODGING - 2.6%
Las Vegas Sands Corp. (a) .........................       22,150      1,886,959
                                                                   ------------
                                                                      1,886,959
                                                                   ------------
INSURANCE - 0.5%
AFLAC, Inc. .......................................        7,700        395,318
                                                                   ------------
                                                                        395,318
                                                                   ------------
INTERNET RELATED - 3.4%
Google, Inc., Class A (a) .........................        4,350      2,050,503
Yahoo!, Inc. (a) ..................................       15,100        423,404
                                                                   ------------
                                                                      2,473,907
                                                                   ------------
MOTOR VEHICLES - 0.4%
Harley-Davidson, Inc. .............................        4,700        297,604
                                                                   ------------
                                                                        297,604
                                                                   ------------
OIL & GAS - 4.7%
Schlumberger Ltd. .................................       22,200      1,639,026
Smith International, Inc. .........................       35,550      1,864,242
                                                                   ------------
                                                                      3,503,268
                                                                   ------------
PHARMACEUTICALS - 11.0%
Abbott Laboratories ...............................       35,000      1,981,700
Alcon, Inc. ADR ...................................        6,750        910,777
Allergan, Inc. ....................................        7,750        939,300
Genentech, Inc. (a) ...............................       23,729      1,898,083
Johnson & Johnson .................................       11,300        725,686
Roche Holdings Ltd. - ADR .........................        7,050        666,616
Schering-Plough Corp. .............................       30,250        959,832
                                                                   ------------
                                                                      8,081,994
                                                                   ------------
RETAIL - 3.9%
Kohl's Corp. (a) ..................................       18,600      1,377,144
Target Corp. ......................................       16,700        991,479
Walgreen Co. ......................................       12,317        540,716
                                                                   ------------
                                                                      2,909,339
                                                                   ------------
TELECOMMUNICATIONS - 6.0%
Cisco Systems, Inc. (a) ...........................      119,650      3,199,441
QUALCOMM, Inc. ....................................       27,800      1,217,640
                                                                   ------------
                                                                      4,417,081
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $62,718,630) .............................                  71,139,362
                                                                   ------------

49     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                  HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--3.9%
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
Northern Institutional Diversified Asset
   Portfolio, 5.01% (b) ...........................    2,892,320      2,892,320
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $2,892,320) ..............................                   2,892,320
                                                                   ------------
TOTAL INVESTMENTS
   (COST $65,610,951) -- 100.4% ...................                  74,031,682
                                                                   ============

----------
      Percentages indicated are based on net assets of $73,755,828.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

ADR--American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     50

--------------------------------------------------------------------------------
HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS--94.0%
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
AUSTRALIA - 4.3%
Coles Myer, Ltd. ..................................      148,900      2,124,257
Macquarie Airports ................................      999,194      3,290,685
National Australia Bank Ltd. ......................      128,900      4,577,465
QBE Insurance Group Ltd. ..........................      154,900      3,926,972
Zinifex Ltd. ......................................      235,900      3,220,944
                                                                   ------------
                                                                     17,140,323
                                                                   ------------
AUSTRIA - 1.8%
Omv AG ............................................       49,300      3,120,094
Voestalpine AG ....................................       59,600      4,003,057
                                                                   ------------
                                                                      7,123,151
                                                                   ------------
BELGIUM - 1.2%
Fortis ............................................      106,100      4,767,477
                                                                   ------------
BRAZIL - 1.5%
Gerdau SA ADR .....................................       75,150      1,505,254
Petroleo Brasileiro SA ADR ........................       27,700      2,471,394
Unibanco ADR ......................................        8,100        786,186
Usinas Siderurgicas de Minas Gerais SA ............       30,200      1,413,231
                                                                   ------------
                                                                      6,176,065
                                                                   ------------
CANADA - 2.4%
Canadian Imperial Bank Of Commerce ................       21,000      1,849,045
Encana Corp. ......................................       59,500      3,115,492
Gerdau Ameristeel Corp. ...........................      161,000      1,973,324
IPSCO, Inc. .......................................        1,349        198,958
Nexen, Inc. .......................................           17          1,012
Teck Cominco, Ltd., B shares ......................       32,300      2,447,825
                                                                   ------------
                                                                      9,585,656
                                                                   ------------
CHINA - 0.3%
China Petroleum & Chemical Corp. ..................      592,000        516,220
China Telecom Corp., Ltd. .........................    1,264,000        598,832
                                                                   ------------
                                                                      1,115,052
                                                                   ------------
DENMARK - 1.7%
BASF AG ...........................................       48,300      5,764,075
Carlsberg AS, Class B .............................        8,600        963,354
                                                                   ------------
                                                                      6,727,429
                                                                   ------------
FINLAND - 0.3%
Nokia Oyj (a) .....................................       52,100      1,314,131
                                                                   ------------
FRANCE - 13.4%
Air France-KLM ....................................       28,700      1,463,541
BNP Paribas SA ....................................       64,580      7,491,139
Credit Agricole SA ................................       98,989      4,167,898
France Telecom SA .................................      107,200      3,134,420
Lagardere S.C.A. ..................................       34,800      2,734,822
Michelin, B Shares ................................       39,700      5,057,587
Renault SA ........................................       62,300      8,086,581
Sanofi-Aventis ....................................       68,900      6,306,199
Societe Generale ..................................       35,385      7,498,102
Total SA ..........................................      110,600      8,152,332
                                                                   ------------
                                                                     54,092,621
                                                                   ------------
GERMANY - 9.8%
Allianz AG ........................................       33,900      7,715,584

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
GERMANY, CONTINUED
Continental AG ....................................       14,900      2,073,795
DaimlerChrysler AG ................................       23,300      1,883,737
Deutsche Lufthansa AG .............................      162,600      4,850,860
Deutsche Telekom AG ...............................      241,900      4,427,442
E.ON AG (a) .......................................       41,000      6,160,480
Muenchener Rueckversicherungs-
   Gesellschaft AG ................................       43,400      7,697,305
RWE AG ............................................       44,500      4,702,607
                                                                   ------------
                                                                     39,511,810
                                                                   ------------
GREECE - 0.4%
Public Power Corp. ................................       61,000      1,598,579
                                                                   ------------
HONG KONG - 0.5%
China Netcom Group Corp., Ltd. ....................      462,000      1,134,609
Sino Land Co., Ltd. ...............................      406,695        852,957
                                                                   ------------
                                                                      1,987,566
                                                                   ------------
HUNGARY - 0.2%
Mol Magyar OLAJ-ES Gazipari Rt. GDR ...............        6,500        806,000
                                                                   ------------
INDIA - 0.3%
State Bank of India GDR ...........................       17,600      1,205,600
                                                                   ------------
ITALY - 4.2%
Buzzi Unicem SpA ..................................       91,400      2,927,091
ENI SpA ...........................................      210,800      6,990,152
Fondiaria-SAI SpA .................................       60,800      3,219,714
Fondiaria-SAI SpA-RNC .............................       18,700        764,883
Italcementi SpA ...................................       91,700      2,929,284
                                                                   ------------
                                                                     16,831,124
                                                                   ------------
JAPAN - 18.6%
Alps Electric Co., Ltd. ...........................       55,000        568,336
Canon, Inc. .......................................       32,250      1,809,592
EDION Corp. .......................................       67,800        939,787
Honda Motor Co., Ltd. .............................       47,000      1,614,473
Isuzu Motors, Ltd. ................................      342,000      1,797,326
Japan Tobacco, Inc. ...............................          818      3,995,850
JFE Holdings, Inc. ................................      140,100      7,701,972
Kyushu Electric Power Co., Inc. ...................       70,800      1,994,575
Mitsubishi Chemical Holdings Corp. ................       59,000        474,828
Mitsubishi Corp. ..................................      129,000      2,750,151
Mitsui Chemicals, Inc. ............................      417,000      3,461,006
Mitsui O.S.K. Lines, Ltd. .........................      327,000      4,121,525
Nippon Mining Holdings, Inc. ......................      360,000      2,891,531
Nippon Telegraph & Telephone Corp. ................          881      4,374,737
Nippon Yusen Kabushiki Kaisha .....................      152,000      1,307,374
Nissan Motor Co., Ltd. ............................      225,100      2,264,435
ORIX Corp. ........................................       21,300      5,680,118
Sharp Corp. .......................................      216,000      3,964,371
Sony Corp. ........................................       12,510        665,330
Sumitomo Heavy Industries, Ltd. ...................      163,000      1,678,079
Sumitomo Mitsui Financial Group, Inc. .............          731      6,386,870
The Tokyo Electric Power Co., Inc. ................       90,600      3,011,537
Toshiba Corp. .....................................      543,000      4,043,880
Toyota Motor Corp. ................................      105,900      6,433,066
UNY Co., Ltd. .....................................       90,000      1,076,419
                                                                   ------------
                                                                     75,007,168
                                                                   ------------

51     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

       SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
NETHERLANDS - 7.7%
ABN AMRO Holding NV ...............................       75,883      3,681,355
Buhrmann NV .......................................      107,400      1,442,893
European Aeronautic Defense and Space Co. .........      125,160      4,005,541
ING Groep NV ......................................      216,068      9,840,564
Mittal Steel Co. NV ...............................      107,652      5,753,481
Royal Dutch Shell plc, A Shares ...................       99,087      3,440,757
Wolters Kluwer NV .................................       89,700      2,656,652
                                                                   ------------
                                                                     30,821,243
                                                                   ------------
SOUTH AFRICA - 0.7%
Sanlam, Ltd. ......................................      554,040      1,862,053
Standard Bank Group, Ltd. .........................       34,900        544,215
Tiger Brands, Ltd. ................................       20,100        561,981
                                                                   ------------
                                                                      2,968,249
                                                                   ------------
SOUTH KOREA - 1.4%
Honam Petrochemical Corp. (a) .....................        8,100        671,488
Hyundai Motors Co., Second Preferred ..............       15,950        518,521
Industrial Bank of Korea GDR (a) ..................       88,300      1,770,503
Kookmin Bank ADR (a) ..............................       14,600      1,311,372
POSCO ADR .........................................       11,400      1,194,036
                                                                   ------------
                                                                      5,465,920
                                                                   ------------
SPAIN - 1.2%
Repsol YPF SA .....................................      141,100      4,648,115
                                                                   ------------
SWEDEN - 1.3%
Electrolux AB, B Shares (a) .......................      118,500      3,081,806
Svenska Cellusoa AB, B Shares .....................       44,800      2,305,047
                                                                   ------------
                                                                      5,386,853
                                                                   ------------
SWITZERLAND - 1.9%
Credit Suisse Group ...............................       81,100      6,366,799
Novartis AG .......................................       24,830      1,442,935
                                                                   ------------
                                                                      7,809,734
                                                                   ------------
TAIWAN - 1.0%
China Steel Corp. GDR .............................       37,746        860,231
Gigabyte Technology Co., Ltd. .....................       11,112          7,391
Siliconware Precision Industries Co. ..............      694,000      1,306,139
Taiwan Semiconductor Manufacturing Co., Ltd. ......      505,870      1,029,961
United Microelectronics Corp. .....................    1,570,000        904,991
                                                                   ------------
                                                                      4,108,713
                                                                   ------------
THAILAND - 0.2%
PTT Public Company Ltd. plc .......................      121,400        763,634
                                                                   ------------

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
UNITED KINGDOM - 17.8%
AstraZeneca plc ...................................      110,300      5,998,192
Aviva plc .........................................      346,270      5,432,028
Barclays plc ......................................      410,200      5,921,347
BP Amoco plc ......................................      125,000      1,402,186
British Aerospace plc .............................      485,500      4,400,586
British American Tobacco plc ......................       75,900      2,348,910
British Energy Group plc (a) ......................      277,000      2,852,379
Centrica plc ......................................      223,000      1,718,170
Friends Provident plc .............................      782,500      2,945,869
George Wimpey plc .................................      167,400      1,939,068
Glaxosmithkline plc ...............................       36,300      1,046,906
HBOS plc ..........................................      260,121      5,581,539
Punch Taverns plc .................................       91,000      2,349,878
Royal & Sun Alliance Insurance Group plc ..........      762,188      2,513,114
Royal Bank of Scotland Group plc ..................      175,100      6,703,692
Royal Dutch Shell plc, B Shares ...................       45,973      1,618,789
Sabmiller plc .....................................      102,000      2,410,853
Taylor Woodrow plc ................................      235,300      2,266,876
Vodafone Group plc ................................    2,512,958      7,148,542
Xstrata plc .......................................       96,000      4,995,040
                                                                   ------------
                                                                     71,593,964
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $273,631,511) ............................                 378,556,177
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--4.7%
--------------------------------------------------------------------------------

Northern Institutional Diversified Asset
   Portfolio, 5.01% (b) ...........................   18,790,698     18,790,698
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $18,790,698) .............................                  18,790,698
                                                                   ------------

--------------------------------------------------------------------------------
RIGHTS & WARRANTS--0.0%
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.0%
TI Automotive Ltd., Class A (a) (c) ...............      190,000              0
                                                                   ------------
TOTAL RIGHTS & WARRANTS
   (COST $0) ......................................                           0
                                                                   ------------
TOTAL INVESTMENTS
   (COST $292,422,209) -- 98.7% ...................                 397,346,875
                                                                   ============

----------
      Percentages indicated are based on net assets of $402,597,155.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

(c)   Illiquid security, representing 0.00% of net assets.

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

PLC -- Public Limited Co.

SPA -- Standby Purchase Agreement

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     52

--------------------------------------------------------------------------------
HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS
--------                                                              ----------
Aerospace & Defense ...............................................       2.1%
Automotive ........................................................       7.4%
Banking & Financial Services ......................................      21.4%
Building & Construction ...........................................       3.1%
Cash & Cash Equivalents ...........................................       4.7%
Chemicals .........................................................       2.6%
Distribution/Wholesale ............................................       0.4%
Drugs--Medical ....................................................       3.7%
Electrical ........................................................       6.0%
Electronic Components & Semiconductors ............................       2.1%
Food & Beverage ...................................................       0.9%
Insurance .........................................................       9.0%
Manufacturing .....................................................       2.3%
Metals & Mining ...................................................       8.8%
Oil & Gas .........................................................      10.3%
Publishing ........................................................       1.3%
Real Estate .......................................................       0.2%
Retail ............................................................       1.6%
Telecommunications ................................................       5.5%
Tobacco ...........................................................       1.6%
Transportation Services ...........................................       3.7%
                                                                        -----
Total Investments .................................................      98.7%
                                                                        -----
Other assets in excess of liabilities .............................       1.3%
                                                                        -----
Net Assets ........................................................     100.0%
                                                                        =====

53     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                             HSBC INVESTOR OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

                   SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
ADVERTISING - 1.7%
Monster Worldwide, Inc. (a) .......................       94,000      3,952,700
                                                                   ------------
                                                                      3,952,700
                                                                   ------------
AEROSPACE & DEFENSE - 2.2%
Esterline Technologies Corp. (a) ..................       51,500      2,149,095
Hexcel Corp. (a) ..................................      139,300      3,022,810
                                                                   ------------
                                                                      5,171,905
                                                                   ------------
BANKING - 2.0%
East West Bancorp, Inc. ...........................      114,800      4,575,928
                                                                   ------------
                                                                      4,575,928
                                                                   ------------
BIOTECHNOLOGY - 1.5%
Invitrogen Corp. (a) ..............................       53,900      3,528,833
                                                                   ------------
                                                                      3,528,833
                                                                   ------------
CASINOS & GAMBLING - 0.8%
Pinnacle Entertainment, Inc. (a) ..................       66,000      1,853,280
                                                                   ------------
                                                                      1,853,280
                                                                   ------------
COMMERCIAL SERVICES - 3.0%
Alliance Data Systems Corp. (a) ...................       74,500      4,742,670
Schawk, Inc., Class A .............................      129,900      2,342,097
                                                                   ------------
                                                                      7,084,767
                                                                   ------------
COMPUTER SOFTWARE - 8.1%
Business Objects S.A. ADR (a) .....................       91,800      3,443,418
Citrix Systems, Inc. (a) ..........................       76,300      2,487,380
Red Hat, Inc. (a) .................................      127,200      2,689,008
Satyam Computer Services Ltd. ADR .................      112,500      2,799,000
Sina Corp. (a) ....................................       24,200        834,416
SRA International, Inc., Class A (a) ..............       78,700      1,922,641
Transaction Systems Architects, Inc.,
   Class A (a) ....................................      152,500      4,838,825
                                                                   ------------
                                                                     19,014,688
                                                                   ------------
CONSUMER DISCRETIONARY - 2.1%
Sotheby's Holdings, Inc. ..........................       93,200      4,810,984
                                                                   ------------
                                                                      4,810,984
                                                                   ------------
CONSUMER PRODUCTS - 1.4%
Jarden Corp. (a) ..................................       79,300      3,341,702
                                                                   ------------
                                                                      3,341,702
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 7.3%
Actuant Corp., Class A ............................       35,400      1,876,200
AMETEK, Inc. ......................................      186,300      6,758,964
IDEX Corp. ........................................      115,600      6,065,532
Volcano Corp. (a) .................................      119,500      2,411,510
                                                                   ------------
                                                                     17,112,206
                                                                   ------------
EDUCATION - 1.0%
Corinthian Colleges, Inc. (a) .....................      159,579      2,206,978
                                                                   ------------
                                                                      2,206,978
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 9.0%
Atmel Corp. (a) ...................................      448,100      2,383,892
ATMI, Inc. (a) ....................................       87,500      2,706,375
Cognos, Inc. (a) ..................................      164,500      7,091,595

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS, CONTINUED
Silicon Laboratories, Inc. (a) ....................      147,000      4,823,070
Varian Semiconductor Equipment
   Associates, Inc. (a) ...........................       61,250      4,064,550
                                                                   ------------
                                                                     21,069,482
                                                                   ------------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a) .......................       80,700      2,515,419
                                                                   ------------
                                                                      2,515,419
                                                                   ------------
FINANCIAL SERVICES - 5.5%
Affiliated Managers Group, Inc. (a) ...............       48,900      5,752,107
eFunds Corp. (a) ..................................      166,400      4,642,560
Jefferies Group, Inc. .............................       76,100      2,412,370
                                                                   ------------
                                                                     12,807,037
                                                                   ------------
HEALTH CARE - 13.7%
Charles River Laboratories
   International, Inc. (a) ........................       52,900      2,505,344
CYTYC Corp. (a) ...................................      124,500      4,386,135
Gen-Probe, Inc. (a) ...............................       69,850      3,570,033
Manor Care, Inc. ..................................       77,300      5,015,997
Omnicare, Inc. ....................................       96,800      3,210,856
Pediatrix Medical Group, Inc. (a) .................       66,900      3,816,645
Respironics, Inc. (a) .............................      172,900      7,047,404
Ventana Medical Systems, Inc. (a) .................       52,300      2,541,257
                                                                   ------------
                                                                     32,093,671
                                                                   ------------
INDUSTRIAL MANUFACTURING - 3.8%
Empresa Brasileira ADR ............................       48,800      2,289,208
Gardner Denver, Inc. (a) ..........................       64,700      2,445,660
WESCO International, Inc. (a) .....................       66,300      4,188,171
                                                                   ------------
                                                                      8,923,039
                                                                   ------------
MEDIA - 2.8%
Dreamworks Animation SKG, Inc. (a) ................       81,600      2,389,248
Meredith Corp. ....................................       71,400      4,135,488
                                                                   ------------
                                                                      6,524,736
                                                                   ------------
OIL & GAS - 11.3%
Chesapeake Energy Corp. ...........................      116,600      3,935,250
Consol Energy, Inc. ...............................       92,400      3,868,788
Denbury Resources, Inc. (a) .......................      129,200      4,275,228
Grant Prideco, Inc. (a) ...........................       73,800      3,803,652
Massey Energy Co. .................................      118,300      3,185,819
Range Resources Corp. .............................       63,800      2,331,890
Smith International, Inc. .........................       96,500      5,060,460
                                                                   ------------
                                                                     26,461,087
                                                                   ------------
PHARMACEUTICALS - 9.8%
Alexion Pharmaceuticals, Inc. (a) .................       72,504      3,035,017
Elan Corp. plc ADR (a) ............................      531,500      7,377,220
MGI Pharma, Inc. (a) ..............................      182,200      4,012,044
OSI Pharmaceuticals, Inc. (a) .....................      173,700      6,027,390
Santarus, Inc. (a) ................................      328,900      2,512,796
                                                                   ------------
                                                                     22,964,467
                                                                   ------------
PRINTING & PUBLISHING - 1.8%
Dow Jones & Co., Inc. .............................      116,200      4,221,546
                                                                   ------------
                                                                      4,221,546
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.              HSBC INVESTOR PORTFOLIOS     54

--------------------------------------------------------------------------------
HSBC INVESTOR OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
RETAIL - 4.7%
Dick's Sporting Goods, Inc. (a) ...................       67,300      3,774,857
PETsMART, Inc. ....................................      144,500      4,795,955
Rite Aid Corp. (a) ................................      389,700      2,392,758
                                                                   ------------
                                                                     10,963,570
                                                                   ------------
TELECOMMUNICATIONS - 2.2%
Comverse Technology, Inc. (a) .....................      100,300      2,274,804
Polycom, Inc. (a) .................................       86,700      2,887,110
                                                                   ------------
                                                                      5,161,914
                                                                   ------------
TRANSPORTATION - 1.9%
J.B. Hunt Transport Services, Inc. ................      159,800      4,324,188
                                                                   ------------
                                                                      4,324,188
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $185,690,752) ............................                 230,684,127
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.5%
--------------------------------------------------------------------------------

Northern Institutional Government Select
   Portfolio, 5.04% (b) ...........................    1,094,665      1,094,665
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $1,094,665) ..............................                   1,094,665
                                                                   ------------
TOTAL INVESTMENTS
   (COST $186,785,417) -- 99.2% ...................                 231,778,792
                                                                   ============

----------
      Percentages indicated are based on net assets of $233,625,667.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

ADR--American Depositary Receipt

PLC --Public Limited Co.

55     HSBC INVESTOR PORTFOLIOS              SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR VALUE PORTFOLIO
--------------------------------------------------------------------------------

                   SCHEDULE OF PORTFOLIO INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS--93.0%
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
AEROSPACE & DEFENSE - 3.5%
Lockheed Martin Corp. .............................       12,500      1,201,750
Raytheon Co. ......................................       28,300      1,515,182
                                                                   ------------
                                                                      2,716,932
                                                                   ------------
BANKING - 4.2%
Bank of America Corp. .............................       29,100      1,481,190
Wells Fargo & Co. .................................       50,700      1,819,623
                                                                   ------------
                                                                      3,300,813
                                                                   ------------
BUSINESS SERVICES - 2.6%
Pitney Bowes, Inc. ................................       42,100      2,020,800
                                                                   ------------
                                                                      2,020,800
                                                                   ------------
COMPUTER SOFTWARE - 6.8%
CA, Inc. ..........................................      123,600      3,369,336
Microsoft Corp. ...................................       64,500      1,931,130
                                                                   ------------
                                                                      5,300,466
                                                                   ------------
CONGLOMERATES - 2.4%
Loews Corp. .......................................       39,000      1,845,480
                                                                   ------------
                                                                      1,845,480
                                                                   ------------
CONSUMER PRODUCTS - 6.8%
Altria Group, Inc. ................................       27,700      1,909,084
Kimberly-Clark Corp. ..............................       21,000      1,494,570
Kraft Foods, Inc. .................................       19,169        641,586
Tyson Foods, Inc., Class A ........................       58,900      1,234,544
                                                                   ------------
                                                                      5,279,784
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.7%
Ingersoll-Rand Co., Class A .......................       29,800      1,330,570
                                                                   ------------
                                                                      1,330,570
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.5%
Agilent Technologies, Inc. (a) ....................       34,164      1,174,217
                                                                   ------------
                                                                      1,174,217
                                                                   ------------
FINANCIAL SERVICES - 18.3%
Citigroup, Inc. ...................................       46,707      2,504,429
Countrywide Financial Corp. .......................       76,600      2,840,328
Fannie Mae ........................................       56,000      3,299,520
Genworth Financial, Inc., Class A .................       66,900      2,441,181
J.P. Morgan Chase & Co. ...........................       39,950      2,081,395
MGIC Investment Corp. .............................       18,400      1,133,624
                                                                   ------------
                                                                     14,300,477
                                                                   ------------
INSURANCE - 9.0%
Aetna, Inc. .......................................       16,700        782,896
AON Corp. .........................................       54,400      2,108,000
Radian Group, Inc. ................................       24,100      1,400,451
The Hartford Financial Services Group, Inc. .......       27,100      2,742,520
                                                                   ------------
                                                                      7,033,867
                                                                   ------------
MEDIA - 10.5%
CBS Corp., Class B ................................       34,350      1,091,300
Clear Channel Communications, Inc. ................       38,800      1,374,684
Comcast Corp., Class A (a) ........................       48,450      1,279,080
Liberty Media Capital Group, Class A (a) ..........        5,017        566,770
Liberty Media Interactive Group, Class A (a) ......       37,087        928,288

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES       VALUE($)
                                                      ----------   ------------
MEDIA, CONTINUED
Viacom, Inc., Class B (a) .........................       71,800      2,961,750
                                                                   ------------
                                                                      8,201,872
                                                                   ------------
METALS & MINING - 5.8%
Barrick Gold Corp. ................................       68,800      1,933,968
POSCO ADR .........................................        8,800        921,712
Rio Tinto plc ADR .................................        3,900        951,600
United States Steel Corp. .........................        7,300        741,242
                                                                   ------------
                                                                      4,548,522
                                                                   ------------
OIL & GAS - 9.9%
Apache Corp. ......................................       31,400      2,276,500
ConocoPhillips ....................................       23,471      1,627,714
Noble Energy, Inc. ................................       65,500      3,852,055
                                                                   ------------
                                                                      7,756,269
                                                                   ------------
PAPER & RELATED PRODUCTS - 1.7%
International Paper Co. ...........................       34,100      1,286,252
                                                                   ------------
                                                                      1,286,252
                                                                   ------------
TELECOMMUNICATIONS - 6.1%
AT&T, Inc. ........................................       51,791      2,005,348
Motorola, Inc. ....................................      105,600      1,830,048
Sprint Nextel Corp. ...............................       45,600        913,368
                                                                   ------------
                                                                      4,748,764
                                                                   ------------
TRANSPORTATION - 2.2%
Union Pacific Corp. ...............................       15,300      1,748,025
                                                                   ------------
                                                                      1,748,025
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $56,392,620) .............................                  72,593,110
                                                                   ------------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--6.9%
--------------------------------------------------------------------------------

Northern Institutional Government Select
   Portfolio, 5.04% (b) ...........................    5,413,480      5,413,480
                                                                   ------------
TOTAL INVESTMENT COMPANIES
   (COST $5,413,480) ..............................                   5,413,480
                                                                   ------------
TOTAL INVESTMENTS
   (COST $61,806,100) -- 99.9% ....................                  78,006,590
                                                                   ============

----------
      Percentages indicated are based on net assets of $78,050,355.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on April 30, 2007.

ADR--American Depositary Receipt

PLC --Public Limited Co.

SEE NOTES TO FINANCIAL STATEMENTS.             HSBC INVESTOR PORTFOLIOS      56

HSBC INVESTOR PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)

                                                                                 INTERMEDIATE
                                                    CORE PLUS      HIGH YIELD      DURATION                    INTERNATIONAL
                                                   FIXED INCOME   FIXED INCOME   FIXED INCOME      GROWTH         EQUITY
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value                          $ 150,546,396   $ 12,863,484   $ 24,118,861   $ 74,031,682   $ 397,346,875
   Cash                                                      --             --             --             --         402,861
   Foreign currency, at value                                --             --             --             --       2,370,652
   Interest and dividends receivable                    924,603        279,807        141,587         64,653       1,824,389
   Receivable for investments sold                    3,567,584             --        587,620        474,443       1,327,729
   Prepaid expenses and other assets                      2,488          4,059          1,650          1,686           1,077
                                                  -------------   ------------   ------------   ------------   -------------
   TOTAL ASSETS                                     155,041,071     13,147,350     24,849,718     74,572,464     403,273,583
                                                  -------------   ------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                 32,940,649        125,000      5,235,970        783,872         323,723
   Accrued expenses and other liabilities:
      Investment management                              44,453          6,204          6,418         28,394         268,030
      Administration                                      7,279            431          1,853          2,436          16,674
      Accounting                                            146             --             --             --           3,026
      Custodian                                              --          8,024          2,830            230          55,377
      Compliance service                                    104             14             20             44             292
      Trustee                                                81              8              9             49             696
      Other                                               3,021            179            572          1,611           8,610
                                                  -------------   ------------   ------------   ------------   -------------
   TOTAL LIABILITIES                                 32,995,733        139,860      5,247,672        816,636         676,428
                                                  -------------   ------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Applicable to investors' beneficial interest   $ 122,045,338   $ 13,007,490   $ 19,602,046   $ 73,755,828   $ 402,597,155
                                                  =============   ============   ============   ============   =============
   Investments, at cost                           $ 150,289,042   $ 12,444,597   $ 24,104,937   $ 65,610,951   $ 292,422,209
                                                  =============   ============   ============   ============   =============
   Foreign currency, at cost                      $          --   $         --   $         --   $         --   $   2,357,855
                                                  =============   ============   ============   ============   =============

57    HSBC INVESTOR PORTFOLIOS               SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                                                   OPPORTUNITY       VALUE
                                                    PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------
ASSETS:
   Investments, at value                          $ 231,778,792   $ 78,006,590
   Interest and dividends receivable                     57,058         80,332
   Receivable for investments sold                    2,179,463             --
   Prepaid expenses and other assets                     17,186          2,621
                                                  -------------   ------------
   TOTAL ASSETS                                     234,032,499     78,089,543
                                                  -------------   ------------
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                    233,460             --
   Accrued expenses and other liabilities:
      Investment management                             153,232         33,118
      Administration                                     12,184          2,604
      Custodian                                           4,192          1,869
      Compliance service                                    269             57
      Trustee                                               101             --
      Other                                               3,394          1,540
                                                  -------------   ------------
   TOTAL LIABILITIES                                    406,832         39,188
                                                  -------------   ------------
-------------------------------------------------------------------------------
NET ASSETS:
   Applicable to investors' beneficial interest   $ 233,625,667   $ 78,050,355
                                                  =============   ============
   Investments, at cost                           $ 186,785,417   $ 61,806,100
                                                  =============   ============

SEE NOTES TO FINANCIAL STATEMENTS.               HSBC INVESTOR PORTFOLIOS    58

HSBC INVESTOR PORTFOLIOS

STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                                                                                  INTERMEDIATE
                                                     CORE PLUS      HIGH YIELD      DURATION                    INTERNATION
                                                    FIXED INCOME   FIXED INCOME   FIXED INCOME     GROWTH          EQUITY
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                         $  3,145,986   $    513,080   $    523,743   $         --   $     44,306
   Dividends                                              20,512          4,948          4,108        408,012      4,726,306
   Dividend income from affiliated investments            39,360             --          6,707             --             --
   Foreign tax withholding                                    --             --             --             --       (544,309)
                                                    ------------   ------------   ------------   ------------   ------------
   TOTAL INVESTMENT INCOME                             3,205,858        518,028        534,558        408,012      4,226,303
                                                    ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Management                                 263,926         36,992         39,019        160,441      1,184,423
   Administration                                         20,606          2,212          3,495         11,931         64,302
   Accounting                                             37,246         32,989         32,734         27,604         48,819
   Compliance Service                                        654             76            117            361          2,002
   Custodian                                              25,118         31,517          8,669         13,406        175,705
   Interest                                                   --             --             --            401             --
   Trustee                                                 1,503            161            249            875          4,282
   Other                                                   6,827            574          1,228          3,369         20,592
                                                    ------------   ------------   ------------   ------------   ------------
   TOTAL EXPENSES                                        355,880        104,521         85,511        218,388      1,500,125
                                                    ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                        2,849,978        413,507        449,047        189,624      2,726,178
                                                    ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FOREIGN CURRENCIES:
      Net realized gains (losses) from investments
        and foreign currency transactions              3,163,470         70,612        907,436      2,354,799     19,883,572
      Change in unrealized appreciation/
        depreciation from investments and foreign
        currencies                                      (664,644)       352,298        (83,246)     2,813,512     25,847,625
                                                    ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------
      Net realized\unrealized gains (losses) from
        investments and foreign currency
        transactions                                   2,498,826        422,910        824,190      5,168,311     45,731,197
                                                    ------------   ------------   ------------   ------------   ------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $  5,348,804   $    836,417   $  1,273,237   $  5,357,935   $ 48,457,375
                                                    ============   ============   ============   ============   ============

59    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

   STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
                                                                     (CONTINUED)

                                                     OPPORTUNITY       VALUE
                                                      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                          $         --   $        --
   Dividends                                              481,304       660,996
   Dividend income from affiliated investments             95,866        62,866
   Foreign tax withholding                                     --            --
                                                     ------------   -----------
   TOTAL INVESTMENT INCOME                                577,170       723,862
                                                     ------------   -----------
-------------------------------------------------------------------------------
EXPENSES:
   Investment Management                                  919,419       188,808
   Administration                                          41,214        12,866
   Accounting                                              27,746        27,137
   Compliance Service                                       1,426           403
   Custodian                                               34,081        12,501
   Interest                                                 1,363            11
   Trustee                                                  3,064           864
   Other                                                   16,214         3,867
                                                     ------------   -----------
   TOTAL EXPENSES                                       1,044,527       246,457
                                                     ------------   -----------
-------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                          (467,357)      477,405
                                                     ------------   -----------
-------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gains (losses) from investments
     and foreign currency transactions                 22,407,450     2,287,848
   Change in unrealized appreciation/depreciation
     from investments and foreign currencies            4,139,128     3,630,777
                                                     ------------   -----------
-------------------------------------------------------------------------------
   Net realized\unrealized gains (losses) from
     investments and foreign currency transactions     26,546,578     5,918,625
                                                     ------------   -----------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    $ 26,079,221   $ 6,396,030
                                                     ============   ===========

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    60

HSBC INVESTOR PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         CORE PLUS                              HIGH YIELD
                                                        FIXED INCOME                           FIXED INCOME
                                                         PORTFOLIO                              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                FOR THE                               FOR THE
                                            SIX MONTHS ENDED       FOR THE        SIX MONTHS ENDED         FOR THE
                                             APRIL 30, 2007       YEAR ENDED       APRIL 30, 2007       PERIOD ENDED
                                              (UNAUDITED)      OCTOBER 31, 2006     (UNAUDITED)      OCTOBER 31, 2006(a)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                    $      2,849,978   $      5,487,117   $        413,507   $           599,770
   Net realized gains (losses) from
     investments and foreign currency
     transactions                                  3,163,470         (2,015,195)            70,612                36,553
   Change in unrealized
     appreciation/depreciation from
     investments and foreign currencies             (664,644)         2,496,112            352,298                66,589
                                            ----------------   ----------------   ----------------   -------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       5,348,804          5,968,034            836,417               702,912
                                            ----------------   ----------------   ----------------   -------------------
Proceeds from contributions                       13,997,208         23,850,640          2,531,946            13,667,509
Value of withdrawals                              (8,492,605)       (41,156,523)        (3,079,638)           (1,651,656)
                                            ----------------   ----------------   ----------------   -------------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTEREST                  5,504,603        (17,305,883)          (547,692)           12,015,853
                                            ----------------   ----------------   ----------------   -------------------
CHANGE IN NET ASSETS                              10,853,407        (11,337,849)           288,725            12,718,765
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                           111,191,931        122,529,780         12,718,765                    --
                                            ----------------   ----------------   ----------------   -------------------
   End of period                            $    122,045,338   $    111,191,931   $     13,007,490   $        12,718,765
                                            ================   ================   ================   ===================

----------
(a) The High Yield Fixed Income Portfolio commenced operations on November 18, 2005.

61    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                                                   INTERMEDIATE DURATION
                                                        FIXED INCOME
                                                         PORTFOLIO
-------------------------------------------------------------------------------
                                                FOR THE
                                            SIX MONTHS ENDED       FOR THE
                                             APRIL 30, 2007       YEAR ENDED
                                              (UNAUDITED)      OCTOBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income                    $        449,047   $      1,058,913
   Net realized gains (losses) from
     investments and foreign currency
     transactions                                    907,436           (458,266)
   Change in unrealized
     appreciation/depreciation from
     investments and foreign currencies              (83,246)           518,623
                                            ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       1,273,237          1,119,270
                                            ----------------   ----------------
Proceeds from contributions                        1,634,408          1,801,738
Value of withdrawals                              (2,822,167)       (16,214,126)
                                            ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTEREST                  (1,187,759)       (14,412,388)
                                            ----------------   ----------------
CHANGE IN NET ASSETS                                  85,478        (13,293,118)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                            19,516,568         32,809,686
                                            ----------------   ----------------
   End of period                            $     19,602,046   $     19,516,568
                                            ================   ================

SEE NOTES TO FINANCIAL STATEMENTS                 HSBC INVESTOR PORTFOLIOS    62

HSBC INVESTOR PORTFOLIOS

                                                          GROWTH                         INTERNATIONAL EQUITY
                                                         PORTFOLIO                             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                FOR THE                               FOR THE
                                            SIX MONTHS ENDED       FOR THE        SIX MONTHS ENDED       FOR THE
                                             APRIL 30, 2007       YEAR ENDED       APRIL 30, 2007       YEAR ENDED
                                              (UNAUDITED)      OCTOBER 31, 2006     (UNAUDITED)      OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income                    $        189,624   $        210,246   $      2,726,178   $      5,767,764
   Net realized gains (losses) from
     investments and foreign currency
     transactions                                  2,354,799          3,913,855         19,883,572         31,508,299
   Change in unrealized
     appreciation/depreciation from
     investments and foreign currencies            2,813,512           (380,204)        25,847,625         39,700,669
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       5,357,935          3,743,897         48,457,375         76,976,732
                                            ----------------   ----------------   ----------------   ----------------
Proceeds from contributions                       17,987,851         15,350,040         54,865,754         62,831,133
Value of withdrawals                              (9,417,722)        (8,680,872)       (34,480,667)       (36,283,024)
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTEREST                   8,570,129          6,669,168         20,385,087         26,548,109
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS                              13,928,064         10,413,065         68,842,462        103,524,841
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                            59,827,764         49,414,699        333,754,693        230,229,852
                                            ----------------   ----------------   ----------------   ----------------
   End of period                            $     73,755,828   $     59,827,764   $    402,597,155   $    333,754,693
                                            ================   ================   ================   ================

63    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                                                        OPPORTUNITY                              VALUE
                                                         PORTFOLIO                             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                FOR THE                               FOR THE
                                            SIX MONTHS ENDED       FOR THE        SIX MONTHS ENDED       FOR THE
                                             APRIL 30, 2007       YEAR ENDED       APRIL 30, 2007       YEAR ENDED
                                              (UNAUDITED)      OCTOBER 31, 2006     (UNAUDITED)      OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)             $       (467,357)  $       (937,617)  $        477,405   $        741,017
   Net realized gains (losses) from
     investment transactions                      22,407,450         38,504,562          2,287,848          5,586,911
   Change in unrealized
     appreciation/depreciation from
     investments                                   4,139,128          3,658,201          3,630,777          5,704,297
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      26,079,221         41,225,146          6,396,030         12,032,225
                                            ----------------   ----------------   ----------------   ----------------
Proceeds from contributions                        8,556,971         22,244,597         15,118,541         13,285,641
Value of withdrawals                             (42,505,368)       (40,753,125)       (10,896,311)       (12,036,219)
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTEREST                 (33,948,397)       (18,508,528)         4,222,230          1,249,422
                                            ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS                              (7,869,176)        22,716,618         10,618,260         13,281,647
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                           241,494,843        218,778,225         67,432,095         54,150,448
                                            ----------------   ----------------   ----------------   ----------------
   End of period                            $    233,625,667   $    241,494,843   $     78,050,355   $     67,432,095
                                            ================   ================   ================   ================

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    64

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                  ------------------------------------------
                                                                                                RATIO OF NET
                                                                  NET ASSETS      RATIO OF       INVESTMENT
                                                                   AT END OF      EXPENSES     INCOME (LOSS)
                                                     TOTAL          PERIOD      TO AVERAGE       TO AVERAGE
                                                    RETURN(a)       (000'S)    NET ASSETS(b)   NET ASSETS(b)
------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Year Ended October 31, 2002                                       $  385,802        0.48%           5.14%
Year Ended October 31, 2003 .....................      5.80%         203,551        0.48%           4.38%
Year Ended October 31, 2004 .....................      5.56%         169,459        0.52%           4.31%
Year Ended October 31, 2005 .....................      1.64% (d)     122,530        0.40% (d)       4.25% (d)
Year Ended October 31, 2006 .....................      5.55%         111,192        0.63%           4.96%
Six Months Ended April 30, 2007 (Unaudited) .....      4.77% (e)     122,045        0.62%           4.95%
------------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED INCOME PORTFOLIO
Period Ended October 31, 2006 (f) ...............      7.41%      $   12,719        1.86%           6.33%
Six Months Ended April 30, 2007 (Unaudited) .....      6.95%          13,007        1.70%           6.71%
------------------------------------------------------------------------------------------------------------
INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Year Ended October 31, 2002 .....................                 $  149,815        0.51%           4.60%
Year Ended October 31, 2003 .....................      4.42%          84,488        0.53%           3.70%
Year Ended October 31, 2004 .....................      4.48%          63,697        0.57%           3.54%
Year Ended October 31, 2005 .....................      0.76% (d)      32,810        0.49% (d)       3.85% (d)
Year Ended October 31, 2006 .....................      5.29%          19,517        0.78%           4.58%
Six Months Ended April 30, 2007 (Unaudited) .....      6.62% (e)      19,602        0.88%           4.60%
------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
Period Ended October 31, 2004 (f) ...............     (0.86%)     $   49,680        0.72%           0.06%
Year Ended October 31, 2005 .....................     13.59% (d)      49,415        0.63% (d)       0.77% (d)
Year Ended October 31, 2006 .....................      7.53%          59,828        0.69%           0.38%
Six Months Ended April 30, 2007 (Unaudited) .....      8.31%          73,756        0.65%           0.57%
------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Year Ended October 31, 2002 .....................                 $  256,616        0.91%           0.63%
Year Ended October 31, 2003 .....................     23.70%         201,805        0.96%           1.00%
Year Ended October 31, 2004 .....................     20.29%         220,025        0.94%           1.53%
Year Ended October 31, 2005 .....................     19.54%         230,230        0.84%           1.92%
Year Ended October 31, 2006 .....................     32.79%         333,755        0.86%           2.03%
Six Months Ended April 30, 2007 (Unaudited) .....     14.38%         402,597        0.83%           1.52%
------------------------------------------------------------------------------------------------------------
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2002 .....................                 $  266,217        0.99%          (0.78%)
Year Ended October 31, 2003 .....................     33.30%         426,181        0.91%          (0.62%)
Year Ended October 31, 2004 .....................      5.93%         359,333        0.88%          (0.52%)
Year Ended October 31, 2005 .....................     14.35% (d)     218,778        0.85% (d)      (0.45%) (d)
Year Ended October 31, 2006 .....................     19.54%         241,495        0.91%          (0.40%)
Six Months Ended April 30, 2007 (Unaudited) .....     12.10%         233,626        0.91%          (0.41%)
------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
Period Ended October 31, 2004 (f) ...............      6.12%      $   61,414        0.71%           1.28%
Year Ended October 31, 2005 .....................     15.23% (d)      54,150        0.64% (d)       1.15% (d)
Year Ended October 31, 2006 .....................     22.21%          67,432        0.71%           1.23%
Six Months Ended April 30, 2007 (Unaudited) .....      9.14%          78,050        0.68%           1.33%
------------------------------------------------------------------------------------------------------------

                                                       RATIOS/SUPPLEMENTARY DATA
                                                    -------------------------------
                                                        RATIO OF
                                                        EXPENSES
                                                       TO AVERAGE        PORTFOLIO
                                                    NET ASSETS(b)(c)    TURNOVER(a)
-----------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Year Ended October 31, 2002 .....................          0.48%            77.82%
Year Ended October 31, 2003 .....................          0.48%            70.91%
Year Ended October 31, 2004 .....................          0.52%            34.88%
Year Ended October 31, 2005 .....................          0.53%           176.60%
Year Ended October 31, 2006 .....................          0.63%           273.91%
Six Months Ended April 30, 2007 (Unaudited) .....          0.62%           167.58%
-----------------------------------------------------------------------------------
HIGH YIELD FIXED INCOME PORTFOLIO
Period Ended October 31, 2006 (f) ...............          1.86%            13.61%
Six Months Ended April 30, 2007 (Unaudited) .....          1.70%            21.88%
-----------------------------------------------------------------------------------
INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Year Ended October 31, 2002 .....................          0.51%            44.04%
Year Ended October 31, 2003 .....................          0.53%            98.42%
Year Ended October 31, 2004 .....................          0.57%            50.06%
Year Ended October 31, 2005 .....................          0.58%           107.26%
Year Ended October 31, 2006 .....................          0.78%           236.51%
Six Months Ended April 30, 2007 (Unaudited) .....          0.88%           156.79%
-----------------------------------------------------------------------------------
GROWTH PORTFOLIO
Period Ended October 31, 2004 (f) ...............          0.72%            53.08%
Year Ended October 31, 2005 .....................          0.68%            79.54%
Year Ended October 31, 2006 .....................          0.69%            75.06%
Six Months Ended April 30, 2007 (Unaudited) .....          0.65%            30.99%
-----------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Year Ended October 31, 2002 .....................          0.91%            31.63%
Year Ended October 31, 2003 .....................          0.96%            68.51%
Year Ended October 31, 2004 .....................          0.94%           106.11%
Year Ended October 31, 2005 .....................          0.84%            31.32%
Year Ended October 31, 2006 .....................          0.86%            33.39%
Six Months Ended April 30, 2007 (Unaudited) .....          0.83%            15.44%
-----------------------------------------------------------------------------------
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2002 .....................          0.99%           103.90%
Year Ended October 31, 2003 .....................          0.91%           152.05%
Year Ended October 31, 2004 .....................          0.88%            81.75%
Year Ended October 31, 2005 .....................          0.90%            63.95%
Year Ended October 31, 2006 .....................          0.91%            60.83%
Six Months Ended April 30, 2007 (Unaudited) .....          0.91%            25.63%
-----------------------------------------------------------------------------------
VALUE PORTFOLIO
Period Ended October 31, 2004 (f) ...............          0.71%            10.33%
Year Ended October 31, 2005 .....................          0.69%            16.45%
Year Ended October 31, 2006 .....................          0.71%            20.63%
Six Months Ended April 30, 2007 (Unaudited) .....          0.68%             9.79%
-----------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Portfolios related to violations of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.12%, 0.09%, 0.05%, 0.04% and 0.05% for the Core Plus Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio Growth Portfolio, Opportunity Portfolio, and Value Portfolio, respectively.

(e) During the period ended April 30, 2007, the Portfolio received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.68% and 3.99% for Core Plus Fixed Income Portfolio and Intermediate Duration Fixed Income Portfolio, respectively.

(f) High Yield Fixed Income Portfolio commenced operations on November 18, 2005. Growth Portfolio commenced operations on May 7, 2004. Value Portfolio commenced operations on May 7, 2004.

65    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

                       NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED)

1.    ORGANIZATION:

            The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

PORTFOLIO                                                    SHORT NAME
---------                                                    ----------
HSBC Investor Core Plus Fixed Income Portfolio               Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio              High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio   Intermediate Duration Fixed Income Portfolio
HSBC Investor Growth Portfolio                               Growth Portfolio
HSBC Investor International Equity Portfolio                 International Equity Portfolio
HSBC Investor Opportunity Portfolio (formerly the HSBC       Opportunity Portfolio
Small Cap Equity Portfolio)
HSBC Investor Value Portfolio                                Value Portfolio

            The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest their assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

            The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other funds of the HSBC Investor Family of Funds are published separately.

            Under the Portfolio Trust's organizational documents, the Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

            Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

            The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of

                                                 HSBC INVESTOR PORTFOLIOS    66

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

      SECURITY TRANSACTIONS AND RELATED INCOME:

            During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

      FOREIGN CURRENCY TRANSLATION:

            The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

            The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

      FUTURES CONTRACTS:

            Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

      MORTGAGE DOLLAR ROLL TRANSACTIONS:

            The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

67     HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      RESTRICTED AND ILLIQUID SECURITIES:

            A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At April 30, 2007 the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:

                                                 ACQUISITION   ACQUISITION   PRINCIPAL
SECURITY NAME                                        DATE        COST($)     AMOUNT($)   VALUE($)
-------------                                    -----------   -----------   ---------   --------
FHA Weyerhauser, 7.43%, 1/1/24 ................   3/28/2002       32,060       33,651     33,651
DLJ Mortgage Acceptance Corp. IO,
   Series 1997-CFI, Class S, 0.90%, 5/15/30 ...   5/16/1997        1,984       91,865      1,127
GS Mortgage Securities Corp. IO,
   Series 1997-GL, Class X2, 0.78%, 7/13/30 ...   8/14/1997        1,956      136,256        799

      REPURCHASE AGREEMENTS:

            The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

      LINE OF CREDIT:

            Prior to February 1, 2007 High Yield Fixed Income Portfolio, Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and Value Portfolio and prior to March 9, 2007 Core Plus Fixed Income Portfolio and Intermediate Duration Fixed Income Portfolio were able to borrow up to $50 million under the terms of a short-term, demand note agreement with HSBC Bank. The purpose of the agreement was to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

            During the period ended April 30, 2007, the details of the borrowings were as follows (based on actual number of days in which the respective Portfolios borrowed monies):

                                           AVERAGE       AVERAGE
                                           AMOUNT       INTEREST
            FUND                         OUTSTANDING      RATE
            ----                         -----------    --------

            Growth Portfolio .........   $ 2,481,136      5.82%
            Opportunity Portfolio ....   $ 8,756,484      5.83%
            Value Portfolio ..........   $ 2,781,119      5.25%

      EXPENSE ALLOCATIONS:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among various or all funds within the HSBC Investor Family of Funds in relation to net assets or on another reasonable basis.

      FEDERAL INCOME TAXES:

            Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

                                                 HSBC INVESTOR PORTFOLIOS     68

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      NEW ACCOUNTING PRONOUNCEMENTS:

            In September 2006 the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

            On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT MANAGEMENT:

            HSBC Investments (USA) Inc. ("HSBC" or the "Investment Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios' investments, except that Waddell & Reed Investment Management Company, AllianceBernstein Investment Research and Management, Westfield Capital Management, LLC and NWQ Investment Management Co., LLC serve as sub-investment advisers for the Growth Portfolio, International Equity Portfolio, Opportunity Portfolio, and the Value Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

            For its services, the Investment Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.60% of the High Yield Fixed Income Portfolio's average daily net assets and 0.40% of the Intermediate Duration Fixed Income Portfolio's average daily net assets.

            For its services as Investment Adviser, HSBC receives, from the Core Plus Fixed Income Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                    FEE RATE
------------------------------------                                    --------
Up to $50 million .................................................      0.575%
In excess of $50 million but not exceeding $95 million ............      0.450%
In excess of $95 million but not exceeding $150 million ...........      0.200%
In excess of $150 million but not exceeding $250 million ..........      0.400%
In excess of $250 million .........................................      0.350%

            For their services, the Investment Adviser and Waddell & Reed Investment Management Company receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                    FEE RATE
------------------------------------                                    --------
Up to $50 million .................................................      0.500%
In excess of $50 million but not exceeding $100 million ...........      0.425%
In excess of $100 million but not exceeding $200 million ..........      0.375%
In excess of $200 million .........................................      0.325%

69     HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

            For their services, the Investment Adviser and AllianceBernstein Investment Research and Management receive in aggregate, from the International Equity Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF:                                   FEE RATE
------------------------------------                                    --------
Up to $10 million .................................................      1.015%
In excess of $10 million but not exceeding $25 million ............      0.925%
In excess of $25 million but not exceeding $50 million ............       0.79%
In excess of $50 million but not exceeding $100 million ...........       0.70%
In excess of $100 million .........................................       0.61%

            For their services, the Investment Adviser and Westfield Capital Management, LLC receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio's average daily net assets.

            For their services, the Investment Adviser and NWQ Investment Management Co., LLC receive in aggregate, from the Value Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                    FEE RATE
-----------------------------------                                     --------
Up to $500 million ................................................      0.525%
In excess of $500 million but not exceeding $1 billion ............      0.475%
In excess of $1 billion ...........................................      0.425%

      ADMINISTRATION:

            HSBC serves the Portfolios as Administrator. Under the terms of the administration agreement effective April 1, 2007, HSBC receives from the Portfolios a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                    FEE RATE
------------------------------------                                    --------
Up to $12 billion .................................................      0.0525%
In excess of $12 billion ..........................................      0.0350%

            Prior to April 1, 2007, under the terms of the administration agreement, the Portfolios paid fees under the following schedule:

BASED ON AVERAGE DAILY NET ASSETS OF                                    FEE RATE
------------------------------------                                    --------
Up to $8 billion ..................................................      0.075%
In excess of $8 billion but not exceeding $9.25 billion ...........      0.070%
In excess of $9.25 billion but not exceeding $12 billion ..........      0.050%
In excess of $12 billion ..........................................      0.030%

            The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, however, the assets of the Portfolios and Feeder Funds that invest in the Portfolios are not double-counted. The total administration fee paid to BISYS is allocated to each series in the HSBC Investor Family of Funds based upon its proportionate share of the aggregate net assets of the Family of Funds. For assets invested in the Portfolios by Feeder Funds, the Portfolios pay half of the administration fee and the Feeder Funds pay half of the administration fee, for a combination of the total fee rate set forth above.

            Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Portfolio Trust's sub-administrator subject to the general supervision of the Portfolio Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

            Under a Compliance Services Agreement between the Portfolios and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Portfolios' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Portfolios' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $125,400 for the period ended April 2007, plus reimbursement of certain expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as "Compliance Service." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

                                                 HSBC INVESTOR PORTFOLIOS     70

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

      FUND ACCOUNTING, CUSTODIAN AND TRUSTEE:

            BISYS Ohio provides fund accounting services for the Portfolios. For its services to the Portfolios, BISYS Ohio receives an annual fee per Portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

            Prior to February 1, 2007 Investor's Bank & Trust Company ("IBT") served as custodian for the High Yield Fixed Income Portfolio and the International Equity Portfolio. HSBC Bank served as custodian to the Growth Portfolio, Opportunity Portfolio, and Value Portfolio prior to February 1, 2007 and Core Plus Fixed Income Portfolio and Intermediate Duration Fixed Income Portfolio prior to March 9, 2007. Compensation paid to IBT and HSBC Bank for services to the Portfolios as custodian is as follows:

                                                     HSBC        IBT
                                                  CUSTODIAN   CUSTODIAN
FUND                                                 FEES       FEES
----                                              ---------   ---------
Core Plus Fixed Income Portfolio ..............   $  17,525   $      --
High Yield Fixed Income Portfolio .............          --      16,635
Intermediate Duration Fixed Income Portfolio ..       6,308          --
Growth Portfolio ..............................       6,553          --
International Equity Portfolio ................          --      78,641
Opportunity Portfolio .........................      17,644          --
Value Portfolio ...............................       6,553          --
                                                  ---------   ---------
   Total ......................................   $  54,583   $  95,276
                                                  ---------   ---------

            The Northern Trust Company began serving as custodian for the Portfolios subsequent to the dates noted above.

            Each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

4.    INVESTMENT TRANSACTIONS:

            For the period ended April 30, 2007, each Portfolio purchased and sold securities, excluding short-term securities, in the following amounts:

                                          PURCHASES           SALES          PURCHASES         SALES
                                       (EXCLUDING U.S.   (EXCLUDING U.S.       OF U.S.        OF U.S.
PORTFOLIO NAME                           GOVERNMENT)       GOVERNMENT)       GOVERNMENT     GOVERNMENT
--------------                         ---------------   ---------------   -------------   ------------
Core Plus Fixed Income Portfolio ...   $    63,341,521   $    77,273,228   $  60,481,105     55,825,459
High Yield Fixed Income Portfolio ..         2,457,633         2,665,344              --             --
Intermediate Duration Fixed
   Income Portfolio ................         8,094,056        10,602,105      10,226,966      9,634,438
Growth Portfolio ...................        28,074,631        20,020,764              --             --
International Equity Portfolio .....        66,601,747        54,508,365              --             --
Opportunity Portfolio ..............        57,765,239        83,218,833              --             --
Value Portfolio ....................        10,540,659         6,667,113              --             --

5.    LEGAL AND REGULATORY MATTERS:

            On September 26, 2006 BISYS Fund Services, Inc. ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Portfolios as described in footnote 3, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Portfolios' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the Portfolios' management is currently unable to determine the impact, if any, of such matters on the Portfolios or the Portfolios' financial statements, management does not anticipate a material, adverse impact to the Portfolios or the Portfolios' financial statements.

71     HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

           NOTES TO FINANCIAL STATEMENTS--APRIL 30, 2007 (UNAUDITED) (CONTINUED)

6.    FEDERAL INCOME TAX INFORMATION:

            As of April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                 NET
                                                               TAX              TAX          UNREALIZED
                                                            UNREALIZED       UNREALIZED     APPRECIATION
PORTFOLIO NAME                            TAX COST         APPRECIATION     DEPRECIATION   (DEPRECIATION)
--------------                         ---------------   ---------------   -------------   --------------
Core Plus Fixed Income Portfolio ...   $   150,488,658   $       547,088   $    (489,350)  $       57,738
High Yield Fixed Income Portfolio ..        12,444,597           478,062         (59,175)         418,887
Intermediate Duration Fixed
   Income Portfolio ................        24,107,910            77,556         (66,605)          10,951
Growth Portfolio ...................        65,713,547         9,348,018      (1,029,883)       8,318,135
International Equity Portfolio .....       292,724,805       109,934,193      (5,312,123)     104,622,070
Opportunity Portfolio ..............       187,439,277        49,600,263      (5,260,748)      44,339,515
Value Portfolio ....................        61,483,545        17,204,693        (681,648)      16,523,045

                                                 HSBC INVESTOR PORTFOLIOS     72

--------------------------------------------------------------------------------
HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER CONTRACT APPROVAL (UNAUDITED)--APRIL 30, 2007

            The Board of Trustees (the "Board of Trustees") of the HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios (collectively, the "Trusts"), and the non-interested Trustees, voting separately, approved the renewal of the Investment Advisory Contracts and, where applicable, Sub-Advisory Contracts with respect to the respective series of the Trusts then existing (collectively, the "Existing Funds") at an in-person meeting held on December 4, 2006. Also, at their in-person meeting held on December 4, 2006, the Board of Trustees reviewed and approved the Investment Advisory Contracts and Sub-Advisory Contracts with respect to the Core Plus Fixed Income Portfolio, the Intermediate Duration Fixed Income Portfolio and the High Yield Fixed Income Portfolio (the "Fixed Income Funds")(the Existing Funds and Fixed Income Funds are collectively referred to as the "Funds" and the Investment Advisory Contracts and Sub-Advisory Contracts are collectively referred to as the "Agreements").

            In determining whether it was appropriate to approve the Agreements for the Funds, the Board of Trustees requested information from the Adviser and the various Sub-Advisers that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided for each Fund, the Board of Trustees determined that the relevant Agreement is consistent with the best interests of the Funds and their shareholders, and enables the Funds to receive high quality services at a cost that is appropriate and reasonable. The Board of Trustees made these determinations on the basis of the following considerations, among others:

      - NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY ADVISER AND SUB-ADVISERS. The Board of Trustees considered the nature, quality and extent of the investment advisory services to be provided by the Adviser (and, as applicable, the Sub-Advisers), in light of the high quality services provided to the Funds, and each Fund's historic performance. The Board considered the historical performance and the commitment of the Adviser to the successful operations of the Funds including the level of expenses of the Funds. With respect to the Equity Funds, the Board considered the capabilities and performance of the Adviser's Multimanager unit. The Board also considered the use of expense limitation agreements in order to reduce the overall operating expenses of certain funds. The Board of Trustees also took note of the long term relationship between the Adviser and the Funds and the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds. For the Fixed Income Funds, the Board also considered the historical performance and experience of the management team in managing other accounts, and the reasonable expectation of achieving competitive performance for these Funds. The Board also considered the extent to which the investment advisers had achieved economies of scale and the extent to which shareholders participated in those economies of scale.

      - INVESTMENT PERFORMANCE OF THE FUNDS, ADVISER AND SUB-ADVISERS. The Board of Trustees considered short-term and long-term investment performance of each Fund over various periods of time as compared to a peer group of comparable funds. The Board members took note of performance information for the one, three and five year periods and since inception as relevant. In addition the Board compared expenses of each Fund to the expenses of its peers, noting that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size.

      - COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER. The Board of Trustees considered the Adviser's overall profitability and costs and an analysis of the estimated profitability to the Adviser from its relationship with the Funds. The Board of Trustees considered that the advisory fees under the Agreements were within the range of those of similar funds, noting the high level of resources, expertise and experience that was provided to the Funds by the Adviser and Sub-Advisers. The Board of Trustees concluded that the combined advisory fees payable to the Adviser and each of the Fund's Sub-Advisers are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Funds, and the comparability of the advisory fee to similar fees paid by comparable mutual funds.

      - OTHER RELEVANT CONSIDERATIONS. The Board of Trustees also considered the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Sub-Advisers. The Board also noted the range of investment advisory and administrative services provided by the Adviser to the Funds. In addition, the Board considered the overall favorable investment performance of the Funds.

            Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees by a unanimous vote of those present in person at the meetings (including a separate vote of the Independent Trustees present in person at the meeting) approved the Agreements.

73     HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

                       TABLE OF SHAREHOLDER EXPENSES (UNAUDITED)--APRIL 30, 2007

            As a shareholder of the HSBC Investor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

            These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

      ACTUAL EXPENSES

            The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                                          ANNUALIZED
                                                    BEGINNING        ENDING          EXPENSE PAID       EXPENSE RATIO
                                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                     11/1/06         4/30/07      11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                  -------------   -------------   -----------------   -----------------
Core Plus Fixed Income Portfolio ..............    $  1,000.00     $  1,047.70         $  3.15             0.62%
High Yield Fixed Income Portfolio .............       1,000.00        1,069.50            8.72             1.70%
Intermediate Duration Fixed Income Portfolio ..       1,000.00        1,066.20            4.51             0.88%
Growth Portfolio ..............................       1,000.00        1,083.10            3.36             0.65%
International Equity Portfolio ................       1,000.00        1,143.80            4.41             0.83%
Opportunity Portfolio .........................       1,000.00        1,121.00            4.79             0.91%
Value Portfolio ...............................       1,000.00        1,091.40            3.53             0.68%

----------
* Expenses are equal to the average account value times the Portfolio's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                 HSBC INVESTOR PORTFOLIOS     74

--------------------------------------------------------------------------------
HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

TABLE OF SHAREHOLDER EXPENSES (UNAUDITED)--APRIL 30, 2007 (CONTINUED)

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor Funds's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                          ANNUALIZED
                                                    BEGINNING        ENDING          EXPENSE PAID       EXPENSE RATIO
                                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                     11/1/06         4/30/07      11/1/06 - 4/30/07   11/1/06 - 4/30/07
                                                  -------------   -------------   -----------------   -----------------
Core Plus Fixed Income Portfolio ..............    $  1,000.00     $  1,021.72        $  3.11              0.62%
High Yield Fixed Income Portfolio .............       1,000.00        1,016.36           8.50              1.70%
Intermediate Duration Fixed Income Portfolio ..       1,000.00        1,020.43           4.41              0.88%
Growth Portfolio ..............................       1,000.00        1,021.57           3.26              0.65%
International Equity Portfolio ................       1,000.00        1,020.68           4.16              0.83%
Opportunity Portfolio .........................       1,000.00        1,020.28           4.56              0.91%
Value Portfolio ...............................       1,000.00        1,021.42           3.41              0.68%

----------
* Expenses are equal to the average account value times the Portfolio's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

75     HSBC INVESTOR PORTFOLIOS

            A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders or on the Fund's website at WWW.INVESTORFUNDS.US.HSBC.COM and the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. A copy of the Fund's voting record for the most recent 12 month period ending June 30 is available at the Security and Exchange Commission's website at HTTP://WWW.SEC.GOV.

            Schedules of Portfolio Investments for fiscal quarters ending January 31 and July 31 will be available no later than 60 days after each period end, without charge, on the Fund's website at WWW.INVESTORFUNDS.US.HSBC.COM and on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

            An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC INVESTOR LIFELINE FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Investments (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
   HSBC INVESTOR GROWTH PORTFOLIO
   Waddell & Reed Investment Management Company
   6300 Lamar Avenue
   Overland Park, KS 66202

   HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
   AllianceBernstein Investment Research and Management
   1345 Avenue of the Americas, 39th Floor
   New York, NY 10105

   HSBC INVESTOR OPPORTUNITY PORTFOLIO
   Westfield Capital Management, LLC
   One Financial Center
   Boston, MA 02111

   HSBC INVESTOR VALUE PORTFOLIO
   NWQ Investment Management Co., LLC
   2049 Century Park East, 16th Floor
   Los Angeles, CA 90067

SHAREHOLDER SERVICING AGENTS
   FOR HSBC BANK USA, N.A. AND
   HSBC SECURITIES (USA) INC. CLIENTS
   HSBC Bank USA, N.A.
   452 Fifth Avenue
   New York, NY 10018
   1-888-525-5757

   FOR ALL OTHER SHAREHOLDERS
   HSBC Investor Funds
   P.O. Box 182845
   Columbus, OH 43218-2845
   1-800-782-8183

TRANSFER AGENT,
DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIANS
   HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
   HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
   HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
   HSBC INVESTOR GROWTH PORTFOLIO
   HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
   HSBC INVESTOR OPPORTUNITY PORTFOLIO
   HSBC INVESTOR VALUE PORTFOLIO
   The Northern Trust Company
   50 South LaSalle Street
   Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

The HSBC LifeLine Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.

      -- NOT FDIC INSURED   -- NO BANK GUARANTEE   -- MAY LOSE VALUE

HSB-SR-LL                                                                  06/07

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     HSBC Investor Portfolios
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Richard A. Fabietti
                         -------------------------------------------------------
                          Richard A. Fabietti
                          President

Date_____July 6, 2007_______________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard A. Fabietti
                         -------------------------------------------------------
                          Richard A. Fabietti
                          President

Date_____July 6, 2007_______________________________

By (Signature and Title)* /s/ Troy A. Sheets
                         -------------------------------------------------------
                          Troy A. Sheets
                          Treasurer

Date_____July 6, 2007_______________________________



* Print the name and title of each signing officer under his or her signature.